Schwab Capital Trust
Schwab Fundamental U.S. Large Company Index Fund

Portfolio Holdings as of January 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 2.1%
Adient PLC *	170,595	3,548,376
BorgWarner, Inc.	169,023	8,013,380
Dana, Inc.	128,541	3,714,835
Ford Motor Co.	4,560,528	63,300,129
General Motors Co.	1,220,847	102,551,148
Gentex Corp.	112,280	2,583,563
Goodyear Tire & Rubber Co. *	502,087	4,724,639
Harley-Davidson, Inc.	94,662	1,874,307
Lear Corp.	74,614	8,736,553
Tesla, Inc. *	91,293	39,293,420
Thor Industries, Inc.	54,102	6,052,391
		244,392,741

Banks 5.7%
Bank of America Corp.	2,084,640	110,902,848
Citigroup, Inc.	888,322	102,787,739
Citizens Financial Group, Inc.	174,432	10,985,727
Comerica, Inc.	61,301	5,435,560
East West Bancorp, Inc.	27,753	3,176,053
Fifth Third Bancorp	210,309	10,561,718
First Citizens BancShares, Inc., Class A	1,573	3,255,434
First Horizon Corp.	127,342	3,118,605
Flagstar Bank NA	162,372	2,146,558
Huntington Bancshares, Inc.	422,968	7,393,481
JPMorgan Chase & Co.	562,226	171,979,311
KeyCorp	401,469	8,639,613
M&T Bank Corp.	39,427	8,735,840
PNC Financial Services Group, Inc.	121,313	27,089,193
Regions Financial Corp.	294,017	8,379,484
Truist Financial Corp.	489,216	25,155,487
U.S. Bancorp	547,848	30,739,751
Webster Financial Corp.	36,979	2,432,109
Wells Fargo & Co.	1,081,571	97,871,360
Zions Bancorp NA	73,573	4,407,758
		645,193,629

Capital Goods 6.9%
3M Co.	149,830	22,947,963
A.O. Smith Corp.	38,387	2,821,061
Acuity, Inc.	9,388	2,903,145
AECOM	36,371	3,507,256
AGCO Corp.	46,508	5,274,472
Air Lease Corp., Class A	36,199	2,339,541
Allison Transmission Holdings, Inc.	29,938	3,254,261
AMETEK, Inc.	27,734	6,211,861
Atkore, Inc.	35,470	2,463,391
Boeing Co. *	23,191	5,420,200
Boise Cascade Co.	48,885	3,950,397
Builders FirstSource, Inc. *	87,599	10,021,326
Carlisle Cos., Inc.	11,934	4,068,181
Carrier Global Corp.	143,011	8,520,595
Caterpillar, Inc.	97,512	64,100,488
CNH Industrial NV	525,346	5,652,723
Cummins, Inc.	35,887	20,772,113
SECURITY	NUMBER OF SHARES	VALUE ($)
Deere & Co.	63,294	33,419,232
Donaldson Co., Inc.	29,217	2,978,381
Dover Corp.	30,044	6,053,566
Eaton Corp. PLC	47,035	16,529,040
EMCOR Group, Inc.	7,804	5,624,577
Emerson Electric Co.	122,708	18,033,168
Fastenal Co.	170,552	7,395,135
Ferguson Enterprises, Inc.	54,297	13,707,821
Fluor Corp. *	67,507	3,118,148
Fortive Corp.	62,660	3,309,075
Fortune Brands Innovations, Inc.	60,374	3,266,233
Gates Industrial Corp. PLC *	88,003	2,025,829
GE Vernova, Inc.	9,386	6,817,709
Generac Holdings, Inc. *	14,946	2,511,526
General Dynamics Corp.	67,854	23,822,861
General Electric Co.	66,672	20,454,303
Graco, Inc.	27,255	2,380,179
Honeywell International, Inc.	155,800	35,447,616
Howmet Aerospace, Inc.	25,288	5,261,927
Hubbell, Inc., Class B	8,051	3,928,405
Huntington Ingalls Industries, Inc.	18,426	7,748,317
IDEX Corp.	15,781	3,133,318
Illinois Tool Works, Inc.	55,466	14,491,047
Ingersoll Rand, Inc.	52,379	4,509,308
ITT, Inc.	15,230	2,776,429
Johnson Controls International PLC	125,141	14,924,316
L3Harris Technologies, Inc.	68,479	23,478,025
Lincoln Electric Holdings, Inc.	11,300	2,998,455
Lockheed Martin Corp.	87,722	55,635,047
Masco Corp.	68,910	4,554,262
MasTec, Inc. *	14,157	3,404,475
Middleby Corp. *	16,433	2,418,445
MSC Industrial Direct Co., Inc., Class A	24,428	2,060,258
Mueller Industries, Inc.	29,886	4,068,680
Nordson Corp.	9,989	2,742,280
Northrop Grumman Corp.	42,243	29,243,139
nVent Electric PLC	27,923	3,134,636
Oshkosh Corp.	31,896	4,587,283
Otis Worldwide Corp.	58,831	5,025,344
Owens Corning	48,781	5,845,915
PACCAR, Inc.	165,649	20,359,919
Parker-Hannifin Corp.	13,868	12,978,229
Pentair PLC	26,893	2,833,715
Quanta Services, Inc.	16,783	7,965,715
Regal Rexnord Corp.	22,019	3,556,068
Resideo Technologies, Inc. *	92,655	3,174,360
Rockwell Automation, Inc.	17,661	7,446,761
RTX Corp.	271,677	54,588,060
Rush Enterprises, Inc., Class A	43,947	2,820,958
Sensata Technologies Holding PLC	95,945	3,318,738
Snap-on, Inc.	14,691	5,378,522
Stanley Black & Decker, Inc.	112,138	8,820,775
Textron, Inc.	71,950	6,335,917
Timken Co.	29,829	2,779,764
Toro Co.	32,457	2,969,815
TransDigm Group, Inc.	4,478	6,392,524
UFP Industries, Inc.	43,851	4,528,931
United Rentals, Inc.	14,624	11,436,845
Watsco, Inc.	8,110	3,134,109
WESCO International, Inc.	25,392	7,349,207

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Westinghouse Air Brake Technologies Corp.	30,997	7,133,650
WillScot Holdings Corp.	89,088	1,784,433
WW Grainger, Inc.	8,082	8,728,075
Xylem, Inc.	31,292	4,314,228
		787,222,002

Commercial & Professional Services 0.9%
ABM Industries, Inc.	50,466	2,323,455
Automatic Data Processing, Inc.	47,531	11,731,601
Booz Allen Hamilton Holding Corp., Class A	33,315	2,945,712
Broadridge Financial Solutions, Inc.	13,124	2,586,872
CACI International, Inc., Class A *	6,551	4,065,419
Cintas Corp.	33,884	6,485,059
Concentrix Corp. (a)	50,813	1,897,865
Copart, Inc. *	65,168	2,644,517
Equifax, Inc.	14,077	2,835,108
Genpact Ltd.	58,792	2,592,727
Jacobs Solutions, Inc.	40,188	5,435,829
KBR, Inc.	47,300	2,024,913
Leidos Holdings, Inc.	37,582	7,075,939
ManpowerGroup, Inc.	130,720	4,749,058
Maximus, Inc.	26,727	2,524,098
Paychex, Inc.	46,156	4,760,068
Republic Services, Inc., Class A	26,544	5,709,349
Robert Half, Inc.	112,161	3,881,892
Science Applications International Corp.	30,126	3,065,622
SS&C Technologies Holdings, Inc.	50,039	4,097,694
TransUnion	28,080	2,218,882
Veralto Corp.	30,015	2,970,885
Verisk Analytics, Inc., Class A	15,782	3,431,954
Waste Management, Inc.	64,796	14,400,263
		106,454,781

Consumer Discretionary Distribution & Retail 4.3%
Academy Sports & Outdoors, Inc.	63,767	3,507,823
Advance Auto Parts, Inc.	98,259	4,717,415
Amazon.com, Inc. *	726,863	173,938,316
American Eagle Outfitters, Inc.	156,514	3,648,341
Asbury Automotive Group, Inc. *	14,976	3,512,022
AutoNation, Inc. *	28,050	5,749,689
AutoZone, Inc. *	1,546	5,726,832
Bath & Body Works, Inc.	113,828	2,481,450
Best Buy Co., Inc.	184,624	12,019,022
Burlington Stores, Inc. *	8,209	2,428,715
CarMax, Inc. *	99,526	4,432,888
Dick's Sporting Goods, Inc.	20,058	4,051,716
eBay, Inc.	177,675	16,207,513
Gap, Inc.	129,467	3,622,487
Genuine Parts Co.	57,095	7,935,634
Group 1 Automotive, Inc.	11,026	3,906,071
Home Depot, Inc.	192,998	72,295,121
Kohl's Corp.	568,607	9,933,564
Lithia Motors, Inc., Class A	21,480	6,947,491
LKQ Corp.	217,180	7,134,363
Lowe's Cos., Inc.	187,152	49,980,813
Macy's, Inc.	513,487	10,280,010
Murphy USA, Inc.	9,026	3,813,575
O'Reilly Automotive, Inc. *	110,563	10,880,505
Penske Automotive Group, Inc.	13,193	2,068,530
Pool Corp.	8,940	2,271,565
QVC Group, Inc. *(a)(b)	315,387	3,390,410
Ross Stores, Inc.	53,915	10,171,065
Signet Jewelers Ltd.	36,551	3,372,561
TJX Cos., Inc.	156,965	23,514,927
SECURITY	NUMBER OF SHARES	VALUE ($)
Tractor Supply Co.	111,530	5,674,646
Ulta Beauty, Inc. *	9,987	6,465,184
Williams-Sonoma, Inc.	23,187	4,745,220
		490,825,484

Consumer Durables & Apparel 1.6%
Brunswick Corp.	59,590	4,780,310
Capri Holdings Ltd. *	192,090	4,335,471
Carter's, Inc.	58,218	2,014,925
Crocs, Inc. *	23,745	1,992,680
Deckers Outdoor Corp. *	28,012	3,342,952
DR Horton, Inc.	137,820	20,513,129
Hasbro, Inc.	53,837	4,808,182
KB Home	46,750	2,689,995
Leggett & Platt, Inc.	257,019	2,999,412
Lennar Corp., Class A	147,285	16,105,615
M/I Homes, Inc. *	16,565	2,214,741
Mattel, Inc. *	119,115	2,488,312
Meritage Homes Corp.	52,595	3,655,878
Mohawk Industries, Inc. *	47,064	5,571,436
Newell Brands, Inc.	917,423	3,899,048
NIKE, Inc., Class B	395,510	24,446,473
NVR, Inc. *	1,063	8,116,781
Polaris, Inc.	64,646	4,127,001
PulteGroup, Inc.	100,443	12,564,415
PVH Corp.	64,463	4,019,913
Ralph Lauren Corp., Class A	9,166	3,239,356
Somnigroup International, Inc.	28,593	2,511,895
Tapestry, Inc.	53,690	6,813,798
Taylor Morrison Home Corp., Class A *	68,047	4,147,465
Toll Brothers, Inc.	39,798	5,750,413
TopBuild Corp. *	6,480	3,032,964
Tri Pointe Homes, Inc. *	80,263	2,676,771
VF Corp.	367,467	7,198,679
Whirlpool Corp. (a)	83,660	6,691,963
		176,749,973

Consumer Services 1.2%
ADT, Inc.	284,696	2,277,568
Aramark	68,879	2,651,153
Booking Holdings, Inc.	3,312	16,566,094
Caesars Entertainment, Inc. *	147,774	3,058,922
Carnival Corp. *	85,013	2,552,090
Chipotle Mexican Grill, Inc., Class A *	106,921	4,156,019
Darden Restaurants, Inc.	27,637	5,509,436
Domino's Pizza, Inc.	6,393	2,623,240
Expedia Group, Inc.	17,649	4,674,161
Flutter Entertainment PLC *	15,557	2,569,239
Hilton Worldwide Holdings, Inc.	18,048	5,387,508
Las Vegas Sands Corp.	58,148	3,066,144
Marriott International, Inc., Class A	20,274	6,392,392
Marriott Vacations Worldwide Corp.	33,760	1,833,506
McDonald's Corp.	107,538	33,874,470
MGM Resorts International *	127,256	4,268,166
Penn Entertainment, Inc. *	144,000	1,848,960
Royal Caribbean Cruises Ltd.	7,520	2,441,368
Service Corp. International	36,541	2,938,993
Starbucks Corp.	230,986	21,239,163
Texas Roadhouse, Inc., Class A	11,473	2,063,534
Vail Resorts, Inc.	14,559	1,937,366
Yum! Brands, Inc.	46,765	7,271,957
		141,201,449

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Staples Distribution & Retail 3.1%
Albertsons Cos., Inc., Class A	341,022	5,678,016
Andersons, Inc.	66,697	4,134,547
BJ's Wholesale Club Holdings, Inc. *	34,515	3,190,567
Casey's General Stores, Inc.	10,176	6,171,744
Costco Wholesale Corp.	63,788	59,976,667
Dollar General Corp.	165,682	23,763,769
Dollar Tree, Inc. *	117,770	13,848,574
Kroger Co.	424,660	26,689,881
Performance Food Group Co. *	82,369	7,862,121
Sprouts Farmers Market, Inc. *	19,142	1,357,359
Sysco Corp.	150,947	12,656,906
Target Corp.	366,066	38,608,981
U.S. Foods Holding Corp. *	106,218	8,881,949
United Natural Foods, Inc. *	152,014	5,659,481
Walmart, Inc.	1,106,138	131,785,282
		350,265,844

Energy 9.3%
Antero Resources Corp. *	124,518	4,528,720
APA Corp.	395,887	10,455,376
Baker Hughes Co., Class A	298,109	16,706,028
California Resources Corp.	49,809	2,664,781
Cheniere Energy, Inc.	48,428	10,243,491
Chevron Corp.	1,019,359	180,324,607
Chord Energy Corp.	37,298	3,738,752
CNX Resources Corp. *	81,076	3,145,749
ConocoPhillips	715,735	74,601,059
Coterra Energy, Inc.	315,966	9,115,619
Devon Energy Corp.	502,168	20,192,175
Diamondback Energy, Inc.	44,916	7,363,978
EOG Resources, Inc.	256,113	28,717,951
EQT Corp.	143,987	8,312,370
Expand Energy Corp.	110,478	12,418,832
Exxon Mobil Corp.	2,026,806	286,590,368
Halliburton Co.	442,098	14,819,125
Helmerich & Payne, Inc.	93,970	3,183,704
HF Sinclair Corp.	244,594	12,716,442
Kinder Morgan, Inc.	648,137	19,761,697
Marathon Petroleum Corp.	356,078	62,737,383
Matador Resources Co.	44,703	2,022,364
Murphy Oil Corp.	141,271	4,250,844
NOV, Inc.	223,989	4,110,198
Occidental Petroleum Corp.	424,163	19,252,759
ONEOK, Inc.	151,583	12,003,858
Ovintiv, Inc.	280,886	12,210,114
Patterson-UTI Energy, Inc.	332,857	2,506,413
PBF Energy, Inc., Class A	318,810	10,667,383
Peabody Energy Corp.	169,112	5,962,889
Phillips 66	359,102	51,552,683
Range Resources Corp.	86,065	3,257,560
SLB Ltd.	548,663	26,544,316
SM Energy Co.	228,022	4,439,588
Targa Resources Corp.	37,749	7,586,794
TechnipFMC PLC	84,318	4,698,199
Valero Energy Corp.	386,652	70,150,272
Williams Cos., Inc.	233,628	15,713,819
World Kinect Corp.	259,004	6,969,798
		1,056,238,058

Equity Real Estate Investment Trusts (REITs) 1.4%
Alexandria Real Estate Equities, Inc.	61,603	3,365,988
American Tower Corp.	66,714	11,960,486
AvalonBay Communities, Inc.	23,289	4,137,757
BXP, Inc.	60,678	3,924,046
Camden Property Trust	21,326	2,325,600
SECURITY	NUMBER OF SHARES	VALUE ($)
Crown Castle, Inc.	107,293	9,314,105
Digital Realty Trust, Inc.	48,824	8,102,343
Equinix, Inc.	8,688	7,132,240
Equity Residential	86,235	5,374,165
Essex Property Trust, Inc.	11,080	2,790,720
Extra Space Storage, Inc.	22,302	3,077,007
Gaming & Leisure Properties, Inc.	45,834	2,051,072
Healthpeak Properties, Inc.	188,148	3,243,672
Host Hotels & Resorts, Inc.	238,359	4,416,792
Invitation Homes, Inc.	98,011	2,619,834
Iron Mountain, Inc.	46,931	4,323,753
Kimco Realty Corp.	123,209	2,597,246
Lamar Advertising Co., Class A	17,243	2,212,449
Mid-America Apartment Communities, Inc.	23,412	3,144,232
Prologis, Inc.	103,960	13,573,018
Public Storage	19,066	5,265,839
Realty Income Corp.	84,512	5,168,754
Regency Centers Corp.	30,692	2,236,526
SBA Communications Corp., Class A	15,783	2,905,808
Simon Property Group, Inc.	45,511	8,706,709
Sun Communities, Inc.	24,182	3,081,512
UDR, Inc.	66,835	2,482,920
Ventas, Inc.	79,202	6,151,619
VICI Properties, Inc., Class A	116,673	3,276,178
Vornado Realty Trust	50,256	1,602,161
Welltower, Inc.	48,929	9,216,266
Weyerhaeuser Co.	393,835	10,153,066
WP Carey, Inc.	41,583	2,900,414
		162,834,297

Financial Services 6.9%
Affiliated Managers Group, Inc.	14,075	4,406,742
AGNC Investment Corp. (a)	197,869	2,255,707
Ally Financial, Inc.	255,952	10,821,651
American Express Co.	84,387	29,718,570
Ameriprise Financial, Inc.	20,519	10,817,412
Annaly Capital Management, Inc.	203,322	4,678,439
Apollo Global Management, Inc.	23,346	3,140,971
Bank of New York Mellon Corp.	192,639	23,101,269
Berkshire Hathaway, Inc., Class A *	63	45,517,500
Berkshire Hathaway, Inc., Class B *	255,953	122,993,095
Blackrock, Inc.	22,102	24,730,812
Blackstone, Inc.	61,856	8,809,531
Block, Inc. *	80,373	4,856,940
Bread Financial Holdings, Inc.	51,837	3,760,256
Capital One Financial Corp.	238,284	52,167,516
Carlyle Group, Inc.	58,025	3,410,709
Charles Schwab Corp. (c)	163,062	16,945,403
CME Group, Inc.	38,571	11,149,333
Corebridge Financial, Inc.	130,235	4,015,145
Corpay, Inc. *	14,984	4,714,416
Equitable Holdings, Inc.	67,885	3,149,864
Evercore, Inc., Class A	10,644	3,760,206
Fidelity National Information Services, Inc.	172,429	9,526,702
Fiserv, Inc. *	113,092	7,207,353
Franklin Resources, Inc.	194,545	5,178,788
Global Payments, Inc.	132,719	9,521,261
Goldman Sachs Group, Inc.	72,818	68,114,685
Intercontinental Exchange, Inc.	64,485	11,206,203
Invesco Ltd.	209,814	5,725,824
Jack Henry & Associates, Inc.	13,429	2,406,611
Jackson Financial, Inc., Class A	36,251	4,310,969
Jefferies Financial Group, Inc.	51,715	3,163,924
KKR & Co., Inc.	44,778	5,116,334
LPL Financial Holdings, Inc.	10,875	3,963,937
Mastercard, Inc., Class A	50,407	27,158,788

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
MGIC Investment Corp.	85,598	2,304,298
Moody's Corp.	13,139	6,773,943
Morgan Stanley	267,581	48,913,807
MSCI, Inc., Class A	5,257	3,202,670
Nasdaq, Inc.	46,151	4,471,570
Northern Trust Corp.	49,724	7,430,257
OneMain Holdings, Inc.	115,051	7,540,443
PayPal Holdings, Inc.	274,982	14,488,802
PROG Holdings, Inc.	93,327	3,027,528
Raymond James Financial, Inc.	30,593	5,074,155
Rithm Capital Corp.	275,386	3,012,723
S&P Global, Inc.	32,996	17,414,959
SEI Investments Co.	31,422	2,760,423
SLM Corp.	110,943	3,012,102
Starwood Property Trust, Inc.	131,608	2,359,731
State Street Corp.	113,329	14,830,233
StoneX Group, Inc. *	22,839	2,563,906
Synchrony Financial	308,306	22,392,265
T. Rowe Price Group, Inc.	121,578	12,848,363
Visa, Inc., Class A	114,951	36,994,680
Voya Financial, Inc.	31,289	2,398,615
Western Union Co.	402,565	3,772,034
		789,110,373

Food, Beverage & Tobacco 3.4%
Altria Group, Inc.	529,468	32,821,721
Archer-Daniels-Midland Co.	614,661	41,372,832
Brown-Forman Corp., Class B	95,843	2,623,223
Bunge Global SA	230,596	26,260,273
Campbell's Co.	101,477	2,839,327
Coca-Cola Co.	524,268	39,220,489
Conagra Brands, Inc.	379,016	7,015,586
Constellation Brands, Inc., Class A	55,856	8,752,635
Darling Ingredients, Inc. *	78,911	3,603,076
Flowers Foods, Inc.	147,024	1,680,484
General Mills, Inc.	279,585	12,933,602
Hershey Co.	30,652	5,969,477
Hormel Foods Corp.	146,556	3,606,743
Ingredion, Inc.	31,995	3,778,610
J.M. Smucker Co.	57,847	6,065,837
Keurig Dr. Pepper, Inc.	322,888	8,860,047
Kraft Heinz Co.	614,620	14,591,079
Lamb Weston Holdings, Inc.	49,473	2,272,295
McCormick & Co., Inc. - Non Voting Shares	58,074	3,590,715
Molson Coors Beverage Co., Class B	122,678	5,893,451
Mondelez International, Inc., Class A	402,323	23,523,826
Monster Beverage Corp. *	67,654	5,463,737
PepsiCo, Inc.	355,521	54,618,691
Philip Morris International, Inc.	246,534	44,238,061
Post Holdings, Inc. *	19,371	1,981,847
Tyson Foods, Inc., Class A	353,504	23,094,416
		386,672,080

Health Care Equipment & Services 5.7%
Abbott Laboratories	293,425	32,071,352
Align Technology, Inc. *	22,336	3,641,438
AMN Healthcare Services, Inc. *	103,291	2,200,098
Baxter International, Inc.	340,640	6,836,645
Becton Dickinson & Co.	78,082	15,888,125
Boston Scientific Corp. *	87,450	8,179,198
Cardinal Health, Inc.	46,349	9,959,473
Cencora, Inc.	22,574	8,109,032
Centene Corp. *	849,704	36,809,177
Cigna Group	223,599	61,290,722
Community Health Systems, Inc. *	658,707	2,114,449
Cooper Cos., Inc. *	38,030	3,094,881
SECURITY	NUMBER OF SHARES	VALUE ($)
CVS Health Corp.	1,392,074	103,737,354
DaVita, Inc. *	26,600	2,908,444
Dentsply Sirona, Inc.	213,008	2,656,210
Edwards Lifesciences Corp. *	83,392	6,784,773
Elevance Health, Inc.	156,827	54,221,367
Encompass Health Corp.	18,640	1,762,039
GE HealthCare Technologies, Inc.	106,281	8,393,011
HCA Healthcare, Inc.	54,995	26,852,409
Henry Schein, Inc. *	68,404	5,163,134
Hologic, Inc. *	78,534	5,884,553
Humana, Inc.	118,699	23,170,045
IDEXX Laboratories, Inc. *	5,483	3,676,132
Intuitive Surgical, Inc. *	13,191	6,651,166
Labcorp Holdings, Inc.	55,709	15,126,108
McKesson Corp.	19,214	15,970,869
Molina Healthcare, Inc. *	38,096	6,841,661
Quest Diagnostics, Inc.	38,124	7,130,332
QuidelOrtho Corp. *	70,229	1,908,122
ResMed, Inc.	14,194	3,666,452
Solventum Corp. *	84,715	6,520,514
STERIS PLC	15,965	4,192,409
Stryker Corp.	35,487	13,114,576
Teleflex, Inc.	18,449	1,925,522
Tenet Healthcare Corp. *	32,713	6,191,917
UnitedHealth Group, Inc.	376,148	107,928,146
Universal Health Services, Inc., Class B	36,426	7,331,097
Zimmer Biomet Holdings, Inc.	67,326	5,862,075
		645,765,027

Household & Personal Products 1.2%
Church & Dwight Co., Inc.	47,570	4,578,613
Clorox Co.	28,153	3,175,377
Colgate-Palmolive Co.	155,271	14,019,419
Estee Lauder Cos., Inc., Class A	91,212	10,514,919
Kenvue, Inc.	557,248	9,696,115
Kimberly-Clark Corp.	87,042	8,703,330
Procter & Gamble Co.	542,737	82,371,194
		133,058,967

Insurance 2.4%
Aflac, Inc.	162,380	18,016,061
Allstate Corp.	88,875	17,685,236
American Financial Group, Inc.	36,292	4,727,759
American International Group, Inc.	375,345	28,105,834
Aon PLC, Class A	35,771	12,506,973
Arthur J Gallagher & Co.	18,020	4,493,647
Assurant, Inc.	12,780	3,043,301
Brown & Brown, Inc.	22,973	1,656,353
Chubb Ltd.	70,759	21,904,156
Cincinnati Financial Corp.	42,036	6,763,172
CNO Financial Group, Inc.	58,080	2,442,264
F&G Annuities & Life, Inc.	5,422	159,895
Fidelity National Financial, Inc.	92,211	5,015,356
First American Financial Corp.	59,615	3,766,476
Genworth Financial, Inc., Class A *	297,171	2,478,406
Globe Life, Inc.	18,744	2,628,284
Hartford Insurance Group, Inc.	77,068	10,408,804
Lincoln National Corp.	102,857	4,279,880
Loews Corp.	48,880	5,160,262
Markel Group, Inc. *	2,803	5,719,914
Marsh & McLennan Cos., Inc.	72,049	13,558,901
MetLife, Inc.	234,022	18,459,655
Old Republic International Corp.	110,591	4,331,850
Primerica, Inc.	7,545	1,984,637
Principal Financial Group, Inc.	95,192	9,016,586
Progressive Corp.	73,210	15,227,680

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Prudential Financial, Inc.	139,901	15,544,400
Reinsurance Group of America, Inc.	15,439	3,130,257
Travelers Cos., Inc.	63,212	17,984,446
Unum Group	55,541	4,219,450
W.R. Berkley Corp.	52,541	3,603,262
Willis Towers Watson PLC	19,698	6,253,524
		274,276,681

Materials 3.9%
Air Products & Chemicals, Inc.	41,478	11,302,755
Albemarle Corp.	51,725	8,825,837
Alcoa Corp.	158,863	9,025,007
Alpha Metallurgical Resources, Inc. *	15,291	3,208,052
Amcor PLC	182,734	8,085,980
AptarGroup, Inc.	16,031	2,003,073
Ashland, Inc.	41,088	2,512,942
Avery Dennison Corp.	23,796	4,414,396
Axalta Coating Systems Ltd. *	69,649	2,338,813
Ball Corp.	121,405	6,904,302
Celanese Corp., Class A	121,748	5,410,481
CF Industries Holdings, Inc.	99,890	9,312,745
Chemours Co.	194,368	2,913,576
Cleveland-Cliffs, Inc. *	782,066	10,761,228
Commercial Metals Co.	81,210	6,242,613
Corteva, Inc.	181,962	13,246,834
CRH PLC	186,325	22,808,043
Crown Holdings, Inc.	44,541	4,662,552
Dow, Inc.	1,061,596	29,246,970
DuPont de Nemours, Inc.	276,547	12,145,944
Eagle Materials, Inc.	9,902	2,018,127
Eastman Chemical Co.	96,046	6,657,909
Ecolab, Inc.	31,098	8,769,325
FMC Corp.	161,437	2,550,705
Freeport-McMoRan, Inc.	407,350	24,534,690
Graphic Packaging Holding Co.	175,804	2,575,529
Huntsman Corp.	375,708	4,065,161
International Flavors & Fragrances, Inc.	94,146	6,572,332
International Paper Co.	255,022	10,282,487
Linde PLC	69,499	31,758,958
Louisiana-Pacific Corp.	28,198	2,361,301
LyondellBasell Industries NV, Class A	328,779	16,110,171
Martin Marietta Materials, Inc.	8,295	5,407,925
Mosaic Co.	376,887	10,364,392
Newmont Corp.	216,447	24,317,820
Nucor Corp.	199,814	35,510,944
O-I Glass, Inc. *	177,795	2,716,708
Olin Corp.	242,789	5,052,439
Packaging Corp. of America	29,656	6,599,943
PPG Industries, Inc.	83,307	9,632,788
Reliance, Inc.	35,151	11,582,254
RPM International, Inc.	30,557	3,268,377
Sealed Air Corp.	59,809	2,504,801
Sherwin-Williams Co.	23,239	8,241,479
Solstice Advanced Materials, Inc. *	29,152	1,800,719
Sonoco Products Co.	71,185	3,416,880
Steel Dynamics, Inc.	94,592	16,985,885
Vulcan Materials Co.	17,337	5,210,462
Westlake Corp.	27,280	2,163,850
		448,406,504

Media & Entertainment 7.5%
Alphabet, Inc., Class A	815,311	275,575,118
Alphabet, Inc., Class C	656,574	222,269,996
Charter Communications, Inc., Class A *	112,287	23,144,596
Electronic Arts, Inc.	52,595	10,725,172
SECURITY	NUMBER OF SHARES	VALUE ($)
Fox Corp., Class A	151,179	11,002,808
Lionsgate Studios Corp. *	15,992	150,965
Meta Platforms, Inc., Class A	216,103	154,837,800
Netflix, Inc. *	284,178	23,726,021
News Corp., Class A	171,573	4,637,618
Nexstar Media Group, Inc., Class A	24,495	5,202,248
Omnicom Group, Inc.	159,514	12,288,959
Optimum Communications, Inc., Class A *	1,669,938	2,555,005
Paramount Skydance Corp., Class B	524,445	5,879,028
Sirius XM Holdings, Inc.	161,890	3,294,462
Take-Two Interactive Software, Inc. *	11,369	2,504,591
TEGNA, Inc.	132,717	2,542,858
Versant Media Group, Inc. *	108,414	3,532,128
Walt Disney Co.	400,208	45,143,462
Warner Bros Discovery, Inc. *	1,728,645	47,606,883
		856,619,718

Pharmaceuticals, Biotechnology & Life Sciences 6.6%
AbbVie, Inc.	304,255	67,851,908
Agilent Technologies, Inc.	53,658	7,182,123
Amgen, Inc.	133,845	45,758,929
Avantor, Inc. *	274,168	2,993,915
Biogen, Inc. *	85,133	15,314,575
Bristol-Myers Squibb Co.	1,154,910	63,577,796
Charles River Laboratories International, Inc. *	14,277	3,005,023
Danaher Corp.	91,300	19,984,657
Elanco Animal Health, Inc. *	168,953	4,068,388
Eli Lilly & Co.	29,185	30,269,223
Gilead Sciences, Inc.	312,212	44,318,493
Illumina, Inc. *	27,607	3,997,770
IQVIA Holdings, Inc. *	41,521	9,556,058
Jazz Pharmaceuticals PLC *	20,270	3,334,212
Johnson & Johnson	576,570	131,025,533
Merck & Co., Inc.	743,019	81,932,705
Mettler-Toledo International, Inc. *	2,977	4,088,136
Moderna, Inc. *	410,501	18,090,779
Organon & Co.	448,343	3,828,849
Pfizer, Inc.	3,260,319	86,202,834
Regeneron Pharmaceuticals, Inc.	26,331	19,523,120
Revvity, Inc.	33,689	3,665,363
Thermo Fisher Scientific, Inc.	67,520	39,067,747
United Therapeutics Corp. *	6,504	3,053,563
Vertex Pharmaceuticals, Inc. *	23,037	10,825,086
Viatris, Inc.	1,219,110	15,958,150
Waters Corp. *	10,752	3,985,981
West Pharmaceutical Services, Inc.	11,576	2,675,445
Zoetis, Inc.	60,814	7,590,804
		752,727,165

Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	75,247	12,816,821
Cushman & Wakefield Ltd. *	154,537	2,540,588
Jones Lang LaSalle, Inc. *	20,705	7,410,527
		22,767,936

Semiconductors & Semiconductor Equipment 5.8%
Advanced Micro Devices, Inc. *	102,110	24,172,500
Analog Devices, Inc.	76,244	23,702,735
Applied Materials, Inc.	144,104	46,447,601
Broadcom, Inc.	181,806	60,232,328
First Solar, Inc. *	11,405	2,572,056
Intel Corp. *	3,292,652	153,009,538
KLA Corp.	12,566	17,943,494
Lam Research Corp.	192,771	45,004,318

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Marvell Technology, Inc.	49,351	3,894,781
Microchip Technology, Inc.	153,340	11,641,573
Micron Technology, Inc.	262,548	108,925,914
NVIDIA Corp.	263,633	50,388,175
ON Semiconductor Corp. *	130,985	7,844,692
Qnity Electronics, Inc.	99,395	9,559,811
Qorvo, Inc. *	56,620	4,422,588
QUALCOMM, Inc.	231,167	35,042,606
Skyworks Solutions, Inc.	80,204	4,472,175
Teradyne, Inc.	37,142	8,953,079
Texas Instruments, Inc.	179,647	38,722,911
		656,952,875

Software & Services 4.3%
Accenture PLC, Class A	139,899	36,882,972
Adobe, Inc. *	65,388	19,175,031
Akamai Technologies, Inc. *	46,613	4,528,453
Amdocs Ltd.	49,867	4,086,102
ASGN, Inc. *	44,547	2,320,453
Autodesk, Inc. *	12,037	3,043,796
Cadence Design Systems, Inc. *	13,094	3,880,538
Cognizant Technology Solutions Corp., Class A	234,284	19,225,345
DXC Technology Co. *	383,038	5,527,238
EPAM Systems, Inc. *	14,044	2,929,578
Fortinet, Inc. *	39,494	3,209,282
Gartner, Inc. *	11,280	2,364,401
Gen Digital, Inc.	140,649	3,374,170
GoDaddy, Inc., Class A *	19,474	1,957,526
International Business Machines Corp.	154,600	47,415,820
Intuit, Inc.	18,358	9,159,173
Kyndryl Holdings, Inc. *	111,640	2,567,720
Microsoft Corp.	594,412	255,769,540
Oracle Corp.	195,441	32,165,680
Palo Alto Networks, Inc. *	13,758	2,434,753
Roper Technologies, Inc.	11,036	4,096,894
Salesforce, Inc.	74,102	15,731,114
ServiceNow, Inc. *	15,484	1,811,783
Synopsys, Inc. *	9,592	4,461,383
Trimble, Inc. *	36,496	2,467,130
Zoom Communications, Inc. *	31,705	2,920,031
		493,505,906

Technology Hardware & Equipment 6.7%
Amphenol Corp., Class A	86,634	12,482,227
Apple, Inc.	1,773,933	460,300,135
Arista Networks, Inc. *	31,968	4,531,144
Arrow Electronics, Inc. *	69,089	9,153,602
Avnet, Inc.	149,864	9,350,015
CDW Corp.	39,235	4,958,912
Ciena Corp. *	26,706	6,724,838
Cisco Systems, Inc.	976,500	76,479,480
Corning, Inc.	168,141	17,360,558
Dell Technologies, Inc., Class C	57,999	6,637,406
F5, Inc. *	8,512	2,345,992
Flex Ltd. *	117,730	7,421,699
Hewlett Packard Enterprise Co.	856,090	18,423,057
HP, Inc.	686,987	13,355,027
Insight Enterprises, Inc. *	20,643	1,734,425
Jabil, Inc.	35,674	8,461,516
Keysight Technologies, Inc. *	29,295	6,337,387
Motorola Solutions, Inc.	14,285	5,750,284
NetApp, Inc.	49,232	4,743,503
Ralliant Corp.	8,950	474,082
Sandisk Corp. *	12,722	7,331,053
Sanmina Corp. *	28,613	4,053,890
SECURITY	NUMBER OF SHARES	VALUE ($)
Seagate Technology Holdings PLC	53,502	21,812,230
TD SYNNEX Corp.	45,205	7,172,677
TE Connectivity PLC	67,107	14,950,097
Teledyne Technologies, Inc. *	6,286	3,899,206
Vishay Intertechnology, Inc.	134,432	2,708,805
Western Digital Corp.	89,241	22,330,775
Xerox Holdings Corp.	787,403	1,724,413
Zebra Technologies Corp., Class A *	11,826	2,778,873
		765,787,308

Telecommunication Services 3.1%
AT&T, Inc.	4,070,995	106,700,779
Comcast Corp., Class A	2,723,376	81,020,436
Liberty Global Ltd., Class C *	308,941	3,423,066
Liberty Latin America Ltd., Class C *	327,055	2,544,488
Lumen Technologies, Inc. *	2,930,803	25,849,682
Telephone & Data Systems, Inc.	60,513	2,730,952
T-Mobile U.S., Inc.	95,937	18,919,736
Verizon Communications, Inc.	2,609,733	116,185,313
		357,374,452

Transportation 2.2%
Alaska Air Group, Inc. *	45,887	2,332,436
Avis Budget Group, Inc. *	34,204	3,933,118
CH Robinson Worldwide, Inc.	55,921	10,901,799
CSX Corp.	661,923	24,994,212
Delta Air Lines, Inc.	40,859	2,692,199
Expeditors International of Washington, Inc.	71,166	11,424,990
FedEx Corp.	134,413	43,314,589
GXO Logistics, Inc. *	52,701	2,982,350
Hertz Global Holdings, Inc. *(a)	397,384	1,947,182
Hub Group, Inc., Class A	58,145	2,766,539
JB Hunt Transport Services, Inc.	35,413	7,178,923
Knight-Swift Transportation Holdings, Inc.	101,239	5,578,269
Landstar System, Inc.	21,989	3,284,277
Matson, Inc.	23,959	3,840,628
Norfolk Southern Corp.	70,091	20,413,303
Old Dominion Freight Line, Inc.	38,742	6,710,114
Ryder System, Inc.	32,850	6,283,548
Uber Technologies, Inc. *	41,585	3,328,879
U-Haul Holding Co., Non Voting Shares	42,635	2,187,602
Union Pacific Corp.	158,722	37,315,542
United Parcel Service, Inc., Class B	403,644	42,875,066
		246,285,565

Utilities 3.2%
AES Corp.	547,246	8,017,154
Alliant Energy Corp.	62,339	4,108,763
Ameren Corp.	65,696	6,785,083
American Electric Power Co., Inc.	146,887	17,593,390
American Water Works Co., Inc.	34,653	4,474,742
Atmos Energy Corp.	24,361	4,052,209
CenterPoint Energy, Inc.	175,673	6,972,461
CMS Energy Corp.	79,906	5,712,480
Consolidated Edison, Inc.	120,254	12,822,684
Constellation Energy Corp.	28,973	8,132,142
Dominion Energy, Inc.	315,998	19,013,600
DTE Energy Co.	55,107	7,405,279
Duke Energy Corp.	250,076	30,346,723
Edison International	221,381	13,787,609
Entergy Corp.	116,393	11,160,925
Essential Utilities, Inc.	59,304	2,300,402
Evergy, Inc.	91,205	6,998,160

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Eversource Energy	129,148	8,928,001
Exelon Corp.	370,530	16,592,333
FirstEnergy Corp.	196,501	9,302,357
National Fuel Gas Co.	26,852	2,248,855
NextEra Energy, Inc.	356,041	31,296,004
NiSource, Inc.	112,960	5,002,998
NRG Energy, Inc.	43,585	6,652,379
OGE Energy Corp.	66,056	2,885,326
PG&E Corp.	744,384	11,478,401
Pinnacle West Capital Corp.	42,368	3,963,950
Portland General Electric Co.	45,870	2,304,967
PPL Corp.	238,576	8,648,380
Public Service Enterprise Group, Inc.	121,512	10,007,728
Sempra	160,154	13,935,000
Southern Co.	274,833	24,545,335
UGI Corp.	133,114	5,339,203
Vistra Corp.	51,484	8,152,491
WEC Energy Group, Inc.	74,713	8,268,488
Xcel Energy, Inc.	158,424	12,049,729
		361,285,731
Total Common Stocks (Cost $6,437,044,668)		11,351,974,546

SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.65% (d)	40,887,556	40,887,556
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.65% (d)(e)	6,254,900	6,254,900
		47,142,456
Total Short-Term Investments (Cost $47,142,456)		47,142,456
Total Investments in Securities (Cost $6,484,187,124)		11,399,117,002

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 03/20/26	136	47,367,100	109,868

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $5,859,424.
(b)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended January 31, 2026. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at October 31, 2025, and/or Value and Balance of Shares Held at January 31, 2026, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/26	BALANCE OF SHARES HELD AT 1/31/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Consumer Discretionary Distribution & Retail 0.0%
QVC Group, Inc.	$2,659,121	$1,017,073	$—	$—	($285,784 )	$3,390,410	315,387	$—

Financial Services 0.2%
Charles Schwab Corp.	15,206,094	679,018	(470,429)	9,472	1,521,248	16,945,403	163,062	43,356
Total	$17,865,215	$1,696,091	($470,429 )	$9,472	$1,235,464	$20,335,813		$43,356

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2026 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$11,351,974,546	$—	$—	$11,351,974,546
Short-Term Investments [1]	47,142,456	—	—	47,142,456
Futures Contracts [2]	109,868	—	—	109,868
Total	$11,399,226,870	$—	$—	$11,399,226,870

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab Fundamental U.S. Small Company Index Fund

Portfolio Holdings as of January 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.7%
American Axle & Manufacturing Holdings, Inc. *	613,875	4,892,584
Dorman Products, Inc. *	10,976	1,363,219
Fox Factory Holding Corp. *	75,902	1,396,597
Gentherm, Inc. *	42,654	1,363,222
LCI Industries	37,698	5,529,919
Patrick Industries, Inc.	32,140	4,055,104
Phinia, Inc.	55,320	3,937,124
Rivian Automotive, Inc., Class A *	57,581	849,320
Standard Motor Products, Inc.	35,788	1,429,015
Visteon Corp.	24,365	2,213,804
Winnebago Industries, Inc.	103,750	4,763,162
		31,793,070

Banks 7.5%
Ameris Bancorp	28,680	2,312,182
Associated Banc-Corp.	96,219	2,622,930
Atlantic Union Bankshares Corp.	69,736	2,708,546
Axos Financial, Inc. *	17,796	1,761,626
Bancorp, Inc. *	12,553	746,150
Bank of Hawaii Corp.	23,613	1,765,780
Bank OZK	73,603	3,500,559
BankUnited, Inc.	81,559	3,871,606
Banner Corp.	19,002	1,175,084
Beacon Financial Corp.	53,796	1,525,117
BOK Financial Corp.	13,991	1,817,991
Capitol Federal Financial, Inc.	107,893	785,461
Cathay General Bancorp	47,299	2,420,763
City Holding Co.	6,189	761,804
Columbia Banking System, Inc.	142,509	4,195,465
Commerce Bancshares, Inc.	46,220	2,433,021
Community Financial System, Inc.	23,222	1,451,375
Cullen/Frost Bankers, Inc.	22,975	3,166,414
Customers Bancorp, Inc. *	19,264	1,522,241
CVB Financial Corp.	82,327	1,622,665
Dime Community Bancshares, Inc.	25,666	873,157
Eagle Bancorp, Inc.	57,607	1,541,563
Eastern Bankshares, Inc.	38,824	795,310
Enterprise Financial Services Corp.	16,624	953,386
FB Financial Corp.	13,011	748,523
First Bancorp/Southern Pines NC	15,688	908,806
First Busey Corp.	37,649	928,048
First Commonwealth Financial Corp.	56,649	1,021,381
First Financial Bancorp	62,121	1,785,358
First Financial Bankshares, Inc.	32,371	1,030,045
First Hawaiian, Inc.	93,229	2,475,230
First Interstate BancSystem, Inc., Class A	68,131	2,416,607
First Merchants Corp.	32,731	1,301,385
FNB Corp.	209,854	3,682,938
Fulton Financial Corp.	100,339	2,072,000
Glacier Bancorp, Inc.	45,234	2,292,459
Hancock Whitney Corp.	44,988	3,095,174
Hilltop Holdings, Inc.	56,274	2,107,461
Home BancShares, Inc.	84,933	2,454,564
Hope Bancorp, Inc.	130,704	1,565,834
SECURITY	NUMBER OF SHARES	VALUE ($)
Independent Bank Corp.	21,993	1,776,595
International Bancshares Corp.	24,118	1,679,577
Lakeland Financial Corp.	10,130	603,748
Mechanics Bancorp, Class A	56,299	843,922
National Bank Holdings Corp., Class A	17,413	699,654
NBT Bancorp, Inc.	22,758	1,011,138
Northwest Bancshares, Inc.	94,654	1,219,143
OceanFirst Financial Corp.	46,522	872,287
Old National Bancorp	130,948	3,199,060
Park National Corp.	5,823	948,800
Pathward Financial, Inc.	9,323	841,774
Pinnacle Financial Partners, Inc.	25,538	2,428,408
Preferred Bank	7,768	666,261
Prosperity Bancshares, Inc.	48,768	3,365,480
Provident Financial Services, Inc.	62,654	1,387,160
Renasant Corp.	34,339	1,294,924
S&T Bancorp, Inc.	22,602	963,749
Seacoast Banking Corp. of Florida	27,941	934,347
ServisFirst Bancshares, Inc.	12,931	1,058,402
Simmons First National Corp., Class A	114,841	2,334,717
Southside Bancshares, Inc.	24,562	790,651
Southstate Bank Corp.	39,731	4,065,673
Texas Capital Bancshares, Inc. *	19,129	1,935,281
Towne Bank	32,935	1,152,725
TriCo Bancshares	15,432	768,822
Triumph Financial, Inc. *	11,644	734,620
Trustmark Corp.	32,365	1,376,160
UMB Financial Corp.	21,205	2,696,004
United Bankshares, Inc.	73,485	3,110,620
United Community Banks, Inc.	54,563	1,878,604
Valley National Bancorp	322,486	4,018,176
WaFd, Inc.	58,699	1,914,761
WesBanco, Inc.	48,291	1,704,189
Westamerica BanCorp	12,789	646,868
Western Alliance Bancorp	47,566	4,240,509
Wintrust Financial Corp.	25,189	3,715,126
WSFS Financial Corp.	29,718	1,923,646
		141,017,590

Capital Goods 13.3%
AAON, Inc.	10,972	999,110
AAR Corp. *	23,805	2,521,188
Advanced Drainage Systems, Inc.	30,617	4,655,009
Aebi Schmidt Holding AG	18,037	264,062
AeroVironment, Inc. *	3,578	996,079
Alamo Group, Inc.	7,705	1,504,864
Albany International Corp., Class A	28,572	1,585,460
American Woodmark Corp. *	35,111	2,085,242
API Group Corp. *	85,971	3,573,814
Apogee Enterprises, Inc.	40,781	1,514,199
Applied Industrial Technologies, Inc.	15,443	4,021,512
Arcosa, Inc.	28,901	3,308,297
Armstrong World Industries, Inc.	12,737	2,340,296
Astec Industries, Inc.	31,026	1,511,587
ATI, Inc. *	37,941	4,564,302
Atmus Filtration Technologies, Inc.	27,685	1,604,899
Axon Enterprise, Inc. *	1,007	486,965
AZZ, Inc.	12,312	1,530,258
BlueLinx Holdings, Inc. *	39,324	2,735,377
BWX Technologies, Inc.	20,404	4,191,594

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Carpenter Technology Corp.	8,707	2,767,346
Chart Industries, Inc. *	8,448	1,751,608
Columbus McKinnon Corp.	58,045	1,223,589
Comfort Systems USA, Inc.	5,530	6,315,813
Construction Partners, Inc., Class A *	7,855	863,107
Core & Main, Inc., Class A *	74,212	3,959,952
Crane Co.	13,831	2,526,094
CSW Industrials, Inc.	3,321	896,604
Curtiss-Wright Corp.	9,566	6,281,897
DNOW, Inc. *	207,148	3,146,578
Douglas Dynamics, Inc.	23,015	867,205
Ducommun, Inc. *	9,229	1,046,107
DXP Enterprises, Inc. *	8,590	1,117,130
Dycom Industries, Inc. *	13,777	5,020,201
Enerpac Tool Group Corp., Class A	18,085	729,911
EnerSys	35,134	6,330,795
Enpro, Inc.	7,437	1,775,807
Esab Corp.	19,883	2,407,831
ESCO Technologies, Inc.	6,463	1,474,663
Everus Construction Group, Inc. *	30,279	2,679,389
Federal Signal Corp.	17,628	1,905,411
Flowserve Corp.	68,007	5,314,747
Franklin Electric Co., Inc.	22,967	2,287,973
FTAI Aviation Ltd.	12,954	3,527,633
GATX Corp.	18,741	3,409,175
Gibraltar Industries, Inc. *	28,801	1,476,339
GrafTech International Ltd. *	183,084	2,766,399
Granite Construction, Inc.	25,097	3,030,212
Greenbrier Cos., Inc.	45,071	2,272,480
Griffon Corp.	22,794	1,856,571
Hayward Holdings, Inc. *	87,793	1,416,979
HEICO Corp.	10,421	3,448,413
Helios Technologies, Inc.	25,217	1,633,557
Herc Holdings, Inc.	31,425	4,504,460
Hexcel Corp.	42,867	3,549,816
Hillenbrand, Inc.	108,403	3,459,140
Hillman Solutions Corp. *	163,816	1,534,956
Insteel Industries, Inc.	28,881	957,116
Janus International Group, Inc. *	110,057	754,991
JBT Marel Corp.	13,799	2,170,721
JELD-WEN Holding, Inc. *(a)	617,831	1,680,500
Kadant, Inc.	3,800	1,219,952
Kennametal, Inc.	126,421	4,347,618
Kratos Defense & Security Solutions, Inc. *	19,526	2,011,373
Lennox International, Inc.	7,098	3,514,078
Lindsay Corp.	6,053	758,259
Manitowoc Co., Inc. *	113,902	1,471,614
Masterbrand, Inc. *	219,512	2,660,485
McGrath RentCorp	12,511	1,397,354
Mercury Systems, Inc. *	19,227	1,805,031
Miller Industries, Inc.	18,196	745,490
Modine Manufacturing Co. *	15,563	2,873,864
Moog, Inc., Class A	14,774	4,511,241
Mueller Water Products, Inc., Class A	59,540	1,611,748
MYR Group, Inc. *	11,204	2,801,448
Nextpower, Inc., Class A *	12,834	1,502,733
NPK International, Inc. *	75,962	1,049,035
Primoris Services Corp.	28,256	4,188,952
Proto Labs, Inc. *	20,496	1,079,114
Quanex Building Products Corp.	75,832	1,419,575
RBC Bearings, Inc. *	3,977	1,987,188
REV Group, Inc.	34,253	2,188,767
Simpson Manufacturing Co., Inc.	17,166	3,034,606
SiteOne Landscape Supply, Inc. *	24,820	3,562,663
SPX Technologies, Inc. *	8,256	1,720,633
Standex International Corp.	5,480	1,315,200
Sterling Infrastructure, Inc. *	5,619	2,011,096
Tennant Co.	15,866	1,207,244
SECURITY	NUMBER OF SHARES	VALUE ($)
Terex Corp.	84,928	4,840,896
Titan International, Inc. *	115,875	1,105,448
Titan Machinery, Inc. *	64,586	1,050,814
Trex Co., Inc. *	47,057	1,949,101
Trinity Industries, Inc.	87,925	2,526,965
Tutor Perini Corp.	47,942	3,782,144
V2X, Inc. *	14,086	969,539
Valmont Industries, Inc.	10,830	4,825,415
Vertiv Holdings Co., Class A	24,629	4,585,427
VSE Corp.	5,038	1,101,156
Wabash National Corp.	197,928	2,005,011
Watts Water Technologies, Inc., Class A	9,649	2,888,042
Woodward, Inc.	17,002	5,403,916
Worthington Enterprises, Inc.	24,872	1,382,137
Zurn Elkay Water Solutions Corp.	36,439	1,680,202
		250,225,904

Commercial & Professional Services 5.0%
ACCO Brands Corp.	401,711	1,570,690
Alight, Inc., Class A	692,734	1,059,883
Amentum Holdings, Inc. *	62,662	2,242,046
Barrett Business Services, Inc.	15,886	603,668
Brady Corp., Class A	26,914	2,327,254
BrightView Holdings, Inc. *	88,558	1,183,135
Brink's Co.	29,051	3,690,639
Casella Waste Systems, Inc., Class A *	10,497	1,058,937
CBIZ, Inc. *	20,497	806,557
Civeo Corp.	30,789	779,577
Clarivate PLC *	445,851	1,181,505
Clean Harbors, Inc. *	17,818	4,631,076
Conduent, Inc. *	968,018	1,345,545
CoreCivic, Inc. *	139,919	2,592,699
CSG Systems International, Inc.	19,825	1,581,044
Dayforce, Inc. *	13,191	913,741
Deluxe Corp.	111,950	2,955,480
Ennis, Inc.	41,555	809,907
Enviri Corp. *	123,256	2,332,004
ExlService Holdings, Inc. *	45,054	1,763,864
Exponent, Inc.	14,989	1,077,259
FTI Consulting, Inc. *	22,036	3,849,028
GEO Group, Inc. *	132,371	2,115,289
Healthcare Services Group, Inc. *	134,673	2,534,546
HNI Corp.	82,332	3,934,646
Huron Consulting Group, Inc. *	6,621	1,118,949
ICF International, Inc.	15,878	1,480,624
Insperity, Inc.	34,042	1,454,615
Interface, Inc., Class A	45,623	1,435,756
Kelly Services, Inc., Class A	276,369	2,982,022
Kforce, Inc.	44,035	1,555,757
Korn Ferry	47,218	3,280,234
MillerKnoll, Inc.	157,625	3,165,110
MSA Safety, Inc.	12,298	2,178,591
OPENLANE, Inc. *	84,305	2,532,522
Parsons Corp. *	24,558	1,720,533
Paycom Software, Inc.	9,059	1,220,700
Pitney Bowes, Inc.	96,028	1,001,572
Resources Connection, Inc.	178,521	808,700
Rollins, Inc.	51,125	3,238,257
Tetra Tech, Inc.	93,257	3,512,059
TriNet Group, Inc.	38,919	2,383,400
TrueBlue, Inc. *(a)	287,304	1,539,949
TTEC Holdings, Inc. *	295,066	941,261
UL Solutions, Inc., Class A	11,549	811,086
UniFirst Corp.	13,839	2,975,385
Verra Mobility Corp., Class A *	35,883	692,542
Vestis Corp.	372,357	2,431,491
		93,401,134

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Discretionary Distribution & Retail 4.5%
1-800-Flowers.com, Inc., Class A *(b)	131,778	569,281
Abercrombie & Fitch Co., Class A *	35,776	3,492,811
America's Car-Mart, Inc. *	21,812	561,005
Arko Corp.	136,125	722,824
Boot Barn Holdings, Inc. *	10,580	1,888,318
Buckle, Inc.	33,130	1,567,049
Caleres, Inc.	131,268	1,604,095
Camping World Holdings, Inc., Class A	43,111	568,634
Coupang, Inc., Class A *	147,266	2,968,882
Designer Brands, Inc., Class A	311,131	1,972,570
Dillard's, Inc., Class A	3,443	2,091,829
Etsy, Inc. *	52,435	2,776,958
Five Below, Inc. *	26,970	5,168,531
Floor & Decor Holdings, Inc., Class A *	39,701	2,618,678
GameStop Corp., Class A *	134,405	3,209,591
Genesco, Inc. *	53,084	1,535,720
Gold.com, Inc.	129,366	6,707,627
Haverty Furniture Cos., Inc.	41,893	1,060,731
MarineMax, Inc. *	65,857	1,780,115
Monro, Inc.	86,778	1,624,484
National Vision Holdings, Inc. *	96,835	2,551,602
Ollie's Bargain Outlet Holdings, Inc. *	21,770	2,401,449
OneWater Marine, Inc., Class A *	42,678	566,764
Petco Health & Wellness Co., Inc., Class A *	310,113	834,204
RH *	17,671	3,513,525
Sally Beauty Holdings, Inc. *	237,097	3,608,616
Shoe Carnival, Inc.	42,911	817,884
Sleep Number Corp. *(b)	154,102	1,793,747
Sonic Automotive, Inc., Class A	30,982	1,857,681
Stitch Fix, Inc., Class A *	169,140	811,872
Upbound Group, Inc.	124,608	2,355,091
Urban Outfitters, Inc. *	55,853	3,957,185
Valvoline, Inc. *	107,053	3,502,774
Victoria's Secret & Co. *	125,472	6,839,479
Wayfair, Inc., Class A *	26,145	2,705,746
Zumiez, Inc. *	66,664	1,640,601
		84,247,953

Consumer Durables & Apparel 3.3%
Acushnet Holdings Corp.	18,037	1,748,507
Beazer Homes USA, Inc. *	73,514	1,585,697
Callaway Golf Co. *	207,725	2,980,854
Cavco Industries, Inc. *	4,538	2,232,787
Century Communities, Inc.	64,352	4,052,889
Champion Homes, Inc. *	32,629	2,557,461
Columbia Sportswear Co.	46,851	2,589,923
Ethan Allen Interiors, Inc.	39,157	897,870
G-III Apparel Group Ltd.	95,122	2,791,831
GoPro, Inc., Class A *	1,069,416	1,240,523
Green Brick Partners, Inc. *	22,112	1,534,352
Helen of Troy Ltd. *	108,895	1,803,301
Hooker Furnishings Corp.	60,292	800,075
Hovnanian Enterprises, Inc., Class A *	8,356	941,303
Installed Building Products, Inc.	9,046	2,606,514
Kontoor Brands, Inc.	30,143	1,800,441
La-Z-Boy, Inc.	62,721	2,283,672
Levi Strauss & Co., Class A	69,544	1,382,535
LGI Homes, Inc. *	45,684	2,289,225
Malibu Boats, Inc., Class A *	44,353	1,441,472
MasterCraft Boat Holdings, Inc. *	37,178	800,442
Movado Group, Inc.	42,771	975,179
Oxford Industries, Inc. (a)	33,765	1,244,240
SharkNinja, Inc. *	20,174	2,384,567
Smith & Wesson Brands, Inc.	154,301	1,684,967
Sonos, Inc. *	104,261	1,496,145
SECURITY	NUMBER OF SHARES	VALUE ($)
Steven Madden Ltd.	93,216	4,090,318
Sturm Ruger & Co., Inc.	38,691	1,419,573
Under Armour, Inc., Class A *	594,805	3,669,947
Wolverine World Wide, Inc.	79,209	1,403,583
YETI Holdings, Inc. *	50,756	2,320,057
		61,050,250

Consumer Services 3.9%
Adtalem Global Education, Inc. *	19,278	1,996,237
Airbnb, Inc., Class A *	17,524	2,267,080
BJ's Restaurants, Inc. *	20,211	845,224
Bloomin' Brands, Inc.	279,877	1,679,262
Boyd Gaming Corp.	48,948	4,138,064
Bright Horizons Family Solutions, Inc. *	14,382	1,332,205
Brightstar Lottery PLC	137,169	1,986,207
Brinker International, Inc. *	8,545	1,347,717
Cheesecake Factory, Inc.	19,853	1,150,680
Chegg, Inc. *	708,647	544,950
Choice Hotels International, Inc.	9,412	967,554
Churchill Downs, Inc.	20,349	2,001,528
Cracker Barrel Old Country Store, Inc. (b)	57,398	1,728,828
Dave & Buster's Entertainment, Inc. *	61,321	1,150,995
Dine Brands Global, Inc.	41,194	1,416,662
DoorDash, Inc., Class A *	15,566	3,185,115
Frontdoor, Inc. *	24,671	1,458,303
Golden Entertainment, Inc.	29,289	788,460
Graham Holdings Co., Class B	2,906	3,390,227
Grand Canyon Education, Inc. *	16,634	2,891,655
H&R Block, Inc.	63,272	2,496,080
Hilton Grand Vacations, Inc. *	60,810	2,743,139
Hyatt Hotels Corp., Class A	8,969	1,402,483
Jack in the Box, Inc.	77,170	1,618,255
Laureate Education, Inc. *	127,887	4,386,524
Matthews International Corp., Class A	54,898	1,443,268
Papa John's International, Inc.	18,413	647,585
Perdoceo Education Corp.	38,811	1,243,116
Planet Fitness, Inc., Class A *	14,913	1,357,679
Red Rock Resorts, Inc., Class A	27,381	1,728,562
Six Flags Entertainment Corp. *	56,722	1,021,563
Strategic Education, Inc.	21,407	1,820,023
Stride, Inc. *	13,742	1,162,573
Travel & Leisure Co.	69,257	4,816,132
United Parks & Resorts, Inc. *	28,601	1,076,828
Wendy's Co.	220,799	1,720,024
Wingstop, Inc.	2,745	728,605
Wyndham Hotels & Resorts, Inc.	42,595	3,100,490
Wynn Resorts Ltd.	23,101	2,482,202
		73,262,084

Consumer Staples Distribution & Retail 0.8%
Chefs' Warehouse, Inc. *	12,638	794,930
Grocery Outlet Holding Corp. *	148,001	1,410,450
Ingles Markets, Inc., Class A	59,969	4,489,279
Maplebear, Inc. *	15,953	592,814
PriceSmart, Inc.	27,772	3,949,456
Village Super Market, Inc., Class A	23,755	847,103
Weis Markets, Inc.	39,269	2,793,989
		14,878,021

Energy 5.0%
Antero Midstream Corp.	127,456	2,398,722
Archrock, Inc.	78,772	2,330,863
Bristow Group, Inc. *	22,237	977,539
Cactus, Inc., Class A	24,630	1,384,945
Comstock Resources, Inc. *	50,012	1,217,792

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Core Laboratories, Inc.	47,086	920,060
Core Natural Resources, Inc.	43,934	4,190,425
Crescent Energy Co., Class A	467,112	4,563,684
CVR Energy, Inc. *	72,339	1,644,989
Delek U.S. Holdings, Inc.	168,714	4,978,750
Dorian LPG Ltd.	52,249	1,542,913
DT Midstream, Inc.	26,492	3,338,522
Expro Group Holdings NV *	88,725	1,420,487
Green Plains, Inc. *	265,780	3,045,839
Gulfport Energy Corp. *	14,256	2,910,647
Helix Energy Solutions Group, Inc. *	169,570	1,346,386
International Seaways, Inc.	43,003	2,565,129
Kodiak Gas Services, Inc.	21,324	895,821
Kosmos Energy Ltd. *	1,295,568	2,046,997
Liberty Energy, Inc., Class A	274,706	6,771,503
Magnolia Oil & Gas Corp., Class A	137,233	3,500,814
Nabors Industries Ltd. *	59,776	3,995,428
New Fortress Energy, Inc. *	567,691	755,029
Noble Corp. PLC	78,453	2,794,496
Northern Oil & Gas, Inc.	92,292	2,307,300
Oceaneering International, Inc. *	59,243	1,783,214
Oil States International, Inc. *	145,497	1,232,360
Par Pacific Holdings, Inc. *	127,046	4,794,716
Permian Resources Corp., Class A	203,935	3,289,472
ProPetro Holding Corp. *	264,550	3,039,679
REX American Resources Corp. *	29,908	1,011,189
RPC, Inc.	160,846	1,069,626
Select Water Solutions, Inc.	118,787	1,436,135
Summit Midstream Corp. *	28,422	815,996
Talos Energy, Inc. *	204,737	2,440,465
Texas Pacific Land Corp.	4,874	1,697,907
Tidewater, Inc. *	14,689	917,916
Valaris Ltd. *	25,553	1,475,175
W&T Offshore, Inc. (b)	367,987	798,532
Weatherford International PLC	52,300	4,920,384
		94,567,846

Equity Real Estate Investment Trusts (REITs) 7.2%
Acadia Realty Trust	39,536	791,115
Agree Realty Corp.	18,438	1,331,777
Alexander & Baldwin, Inc.	41,695	864,754
American Assets Trust, Inc.	44,432	802,442
American Healthcare REIT, Inc.	28,813	1,351,618
American Homes 4 Rent, Class A	95,871	3,002,680
Americold Realty Trust, Inc.	253,873	3,150,564
Apple Hospitality REIT, Inc.	179,368	2,087,844
Brandywine Realty Trust	443,135	1,254,072
Brixmor Property Group, Inc.	147,366	3,947,935
Broadstone Net Lease, Inc.	89,196	1,651,018
CareTrust REIT, Inc.	23,841	890,223
Centerspace	10,953	703,949
COPT Defense Properties	68,658	2,115,353
Cousins Properties, Inc.	101,908	2,572,158
CubeSmart	78,149	2,932,932
DiamondRock Hospitality Co.	132,827	1,219,352
Diversified Healthcare Trust	533,128	3,097,474
Douglas Emmett, Inc.	177,956	1,879,215
Easterly Government Properties, Inc.	39,019	912,654
EastGroup Properties, Inc.	10,181	1,849,277
Empire State Realty Trust, Inc., Class A	184,856	1,225,595
EPR Properties	41,341	2,242,336
Equity LifeStyle Properties, Inc.	47,877	3,024,390
Essential Properties Realty Trust, Inc.	31,419	953,881
Federal Realty Investment Trust	38,723	3,917,219
First Industrial Realty Trust, Inc.	40,081	2,325,900
Four Corners Property Trust, Inc.	28,422	700,602
Global Net Lease, Inc.	145,701	1,378,331
Healthcare Realty Trust, Inc., Class A	220,436	3,701,120
SECURITY	NUMBER OF SHARES	VALUE ($)
Highwoods Properties, Inc.	97,886	2,530,353
Hudson Pacific Properties, Inc. *	126,472	1,090,189
Independence Realty Trust, Inc.	71,262	1,190,075
Innovative Industrial Properties, Inc.	14,499	700,592
InvenTrust Properties Corp.	32,611	958,437
JBG SMITH Properties	126,760	2,134,638
Kilroy Realty Corp.	97,426	3,359,249
Kite Realty Group Trust	83,971	1,972,479
Lineage, Inc.	30,466	1,087,941
LTC Properties, Inc.	20,506	747,854
LXP Industrial Trust	41,340	2,048,397
Macerich Co.	142,378	2,695,216
Medical Properties Trust, Inc. (b)	812,921	4,080,863
National Health Investors, Inc.	15,690	1,288,463
National Storage Affiliates Trust	29,793	947,715
NNN REIT, Inc.	68,264	2,844,561
Omega Healthcare Investors, Inc.	87,072	3,820,719
Outfront Media, Inc.	110,780	2,694,170
Park Hotels & Resorts, Inc.	307,553	3,361,554
Peakstone Realty Trust	103,693	1,619,685
Pebblebrook Hotel Trust	155,727	1,778,402
Phillips Edison & Co., Inc.	44,889	1,626,328
Piedmont Realty Trust, Inc., Class A	266,133	2,240,840
PotlatchDeltic Corp.	75,813	3,163,677
Rayonier, Inc.	98,884	2,248,622
Rexford Industrial Realty, Inc.	53,979	2,187,769
RLJ Lodging Trust	251,775	1,870,688
Ryman Hospitality Properties, Inc.	17,303	1,638,594
Sabra Health Care REIT, Inc.	122,709	2,298,340
Service Properties Trust (a)	1,022,354	2,034,484
Sila Realty Trust, Inc.	27,387	666,873
SL Green Realty Corp.	59,162	2,649,274
STAG Industrial, Inc.	66,262	2,485,488
Summit Hotel Properties, Inc.	124,116	548,593
Sunstone Hotel Investors, Inc.	182,753	1,602,744
Tanger, Inc.	39,476	1,291,655
Terreno Realty Corp.	18,442	1,134,921
Urban Edge Properties	72,462	1,407,937
Veris Residential, Inc.	50,740	770,741
Xenia Hotels & Resorts, Inc.	90,783	1,339,049
		134,035,949

Financial Services 6.8%
Acadian Asset Management, Inc.	31,013	1,718,740
Adamas Trust, Inc.	156,232	1,249,856
Apollo Commercial Real Estate Finance, Inc.	158,548	1,713,904
Arbor Realty Trust, Inc.	194,348	1,496,480
ARES Management Corp., Class A	19,911	2,980,079
Artisan Partners Asset Management, Inc., Class A	54,501	2,426,385
BGC Group, Inc., Class A	123,021	1,120,721
Blackstone Mortgage Trust, Inc., Class A	155,963	3,002,288
BRC Group Holdings, Inc. *(b)	170,323	1,423,900
BrightSpire Capital, Inc., Class A	187,007	1,118,302
Chimera Investment Corp.	159,521	1,970,084
Claros Mortgage Trust, Inc. *	429,334	1,176,375
Cohen & Steers, Inc.	12,236	786,285
Coinbase Global, Inc., Class A *	4,142	806,613
Credit Acceptance Corp. *	5,032	2,507,144
DigitalBridge Group, Inc.	187,208	2,881,131
Donnelley Financial Solutions, Inc. *	23,804	1,231,857
Enact Holdings, Inc.	17,981	715,104
Encore Capital Group, Inc. *	42,037	2,320,442
Enova International, Inc. *	18,729	3,093,469
Essent Group Ltd.	48,730	3,066,092
Euronet Worldwide, Inc. *	34,946	2,532,187
EZCORP, Inc., Class A *	51,739	1,109,802

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
FactSet Research Systems, Inc.	10,103	2,569,799
Federal Agricultural Mortgage Corp., Class C	4,395	744,073
Federated Hermes, Inc.	68,266	3,637,212
FirstCash Holdings, Inc.	18,644	3,178,802
Franklin BSP Realty Trust, Inc.	75,042	769,931
Green Dot Corp., Class A *	83,435	1,016,238
Hamilton Lane, Inc., Class A	5,253	741,934
Houlihan Lokey, Inc., Class A	15,233	2,564,019
Interactive Brokers Group, Inc., Class A	27,065	2,026,627
Janus Henderson Group PLC	88,924	4,279,912
KKR Real Estate Finance Trust, Inc.	87,003	720,385
Ladder Capital Corp., Class A	92,849	1,018,554
LendingClub Corp. *	53,373	902,537
loanDepot, Inc., Class A *	373,419	814,053
MarketAxess Holdings, Inc.	11,026	1,865,930
MFA Financial, Inc.	107,345	1,034,806
Moelis & Co., Class A	45,628	3,270,159
Morningstar, Inc.	6,218	1,256,596
Navient Corp.	300,213	2,945,090
NCR Atleos Corp. *	102,562	3,825,563
Nelnet, Inc., Class A	7,396	975,532
NMI Holdings, Inc., Class A *	30,472	1,179,876
Oppenheimer Holdings, Inc., Class A	12,121	1,018,528
Paysafe Ltd. *	76,145	522,355
PennyMac Financial Services, Inc.	30,506	3,048,159
PennyMac Mortgage Investment Trust	109,117	1,290,854
Piper Sandler Cos.	6,816	2,360,722
PJT Partners, Inc., Class A	4,739	819,989
PRA Group, Inc. *	65,619	839,267
Radian Group, Inc.	107,041	3,521,649
Ready Capital Corp.	304,308	648,176
Redwood Trust, Inc.	153,979	843,805
Regional Management Corp.	22,255	824,548
Rocket Cos., Inc., Class A	347,626	6,232,934
Shift4 Payments, Inc., Class A *(b)	7,144	421,782
Stifel Financial Corp.	36,142	4,456,309
Toast, Inc., Class A *	30,871	960,397
TPG RE Finance Trust, Inc.	82,400	744,072
TPG, Inc.	23,737	1,398,347
Tradeweb Markets, Inc., Class A	12,832	1,322,594
Two Harbors Investment Corp.	73,108	838,549
Victory Capital Holdings, Inc., Class A	21,776	1,535,861
Virtu Financial, Inc., Class A	74,717	3,101,503
Virtus Investment Partners, Inc.	5,622	917,791
Walker & Dunlop, Inc.	30,156	1,896,511
WEX, Inc. *	21,218	3,265,450
World Acceptance Corp. *	5,226	633,652
		127,248,672

Food, Beverage & Tobacco 1.9%
B&G Foods, Inc.	423,772	1,851,884
Boston Beer Co., Inc., Class A *	8,503	1,816,411
Calavo Growers, Inc.	38,951	990,913
Cal-Maine Foods, Inc.	30,140	2,517,594
Coca-Cola Consolidated, Inc.	20,728	3,151,900
Fresh Del Monte Produce, Inc.	101,236	4,015,020
Hain Celestial Group, Inc. *(a)	836,667	1,012,367
J&J Snack Foods Corp.	10,594	1,006,430
John B Sanfilippo & Son, Inc.	15,424	1,247,802
Marzetti Co.	10,953	1,879,206
MGP Ingredients, Inc.	21,661	539,575
Nomad Foods Ltd.	204,697	2,599,652
Pilgrim's Pride Corp.	35,853	1,554,945
Seaboard Corp.	758	3,852,368
Seneca Foods Corp., Class A *	9,514	1,135,306
Simply Good Foods Co. *	45,828	860,191
SECURITY	NUMBER OF SHARES	VALUE ($)
TreeHouse Foods, Inc. *	119,345	2,940,661
Universal Corp.	47,744	2,701,833
		35,674,058

Health Care Equipment & Services 4.0%
Acadia Healthcare Co., Inc. *	145,036	1,949,284
Accendra Health, Inc. *(a)	561,451	1,240,807
AdaptHealth Corp., Class A *	202,906	2,039,205
Addus HomeCare Corp. *	8,963	927,491
agilon health, Inc. *	895,608	745,325
Astrana Health, Inc. *	33,768	767,884
Avanos Medical, Inc. *	81,314	1,083,103
BrightSpring Health Services, Inc. *	29,475	1,157,483
Brookdale Senior Living, Inc. *	193,694	2,905,410
Chemed Corp.	7,689	3,284,280
Claritev Corp. *(b)	32,336	878,246
Clover Health Investments Corp., Class A *	215,871	483,551
Concentra Group Holdings Parent, Inc.	158,544	3,516,506
CONMED Corp.	22,539	865,272
Cross Country Healthcare, Inc. *	119,536	1,114,076
Dexcom, Inc. *	49,533	3,617,890
Embecta Corp.	114,366	1,213,423
Enhabit, Inc. *	117,541	1,249,461
Enovis Corp. *	72,034	1,587,629
Ensign Group, Inc.	15,476	2,656,610
Envista Holdings Corp. *	172,470	4,047,871
Evolent Health, Inc., Class A *	113,538	364,457
Fulgent Genetics, Inc. *	37,379	979,330
Globus Medical, Inc., Class A *	26,613	2,413,267
Haemonetics Corp. *	25,563	1,704,030
HealthEquity, Inc. *	12,632	1,082,183
ICU Medical, Inc. *	12,597	1,888,290
Insulet Corp. *	2,835	725,221
Integer Holdings Corp. *	15,432	1,340,424
Integra LifeSciences Holdings Corp. *	153,909	1,714,546
Lantheus Holdings, Inc. *	13,808	924,031
LivaNova PLC *	20,968	1,377,807
Masimo Corp. *	13,688	1,879,773
Merit Medical Systems, Inc. *	14,299	1,159,506
National HealthCare Corp.	11,000	1,574,210
Neogen Corp. *	150,763	1,540,798
OmniAb, Inc., Class A *(c)	2,660	0
OmniAb, Inc., Class B *(c)	2,660	0
Omnicell, Inc. *	33,705	1,634,693
Option Care Health, Inc. *	94,718	3,220,412
Pediatrix Medical Group, Inc. *	119,145	2,547,320
Penumbra, Inc. *	3,281	1,175,156
Privia Health Group, Inc. *	32,574	756,368
RadNet, Inc. *	12,631	885,433
Select Medical Holdings Corp.	105,160	1,582,658
Surgery Partners, Inc. *	57,364	852,429
Teladoc Health, Inc. *	147,454	803,624
Varex Imaging Corp. *	78,359	1,092,324
Veeva Systems, Inc., Class A *	11,687	2,383,213
Waystar Holding Corp. *	16,408	435,797
		75,368,107

Household & Personal Products 1.4%
BellRing Brands, Inc. *	16,846	418,960
Central Garden & Pet Co. *	10,151	343,408
Central Garden & Pet Co., Class A *	69,492	2,131,320
Coty, Inc., Class A *	459,230	1,455,759
Edgewell Personal Care Co.	101,925	1,983,461
elf Beauty, Inc. *	8,566	728,024
Energizer Holdings, Inc.	89,676	1,957,627
Herbalife Ltd. *	305,777	5,271,595

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Interparfums, Inc.	6,847	668,062
Medifast, Inc. *(a)	111,127	1,271,293
Nu Skin Enterprises, Inc., Class A (a)	364,637	3,868,799
Reynolds Consumer Products, Inc.	48,941	1,133,963
Spectrum Brands Holdings, Inc.	61,882	3,942,502
USANA Health Sciences, Inc. *	44,216	959,487
WD-40 Co.	3,913	904,803
		27,039,063

Insurance 1.5%
AMERISAFE, Inc.	19,202	722,187
Brighthouse Financial, Inc. *	26,289	1,684,073
CNA Financial Corp.	17,749	849,467
Employers Holdings, Inc.	29,110	1,269,778
Erie Indemnity Co., Class A	6,716	1,900,695
Hanover Insurance Group, Inc.	21,753	3,788,068
Horace Mann Educators Corp.	23,270	1,042,729
Kemper Corp.	57,536	2,267,494
Kinsale Capital Group, Inc.	2,018	798,886
Mercury General Corp.	17,662	1,547,015
ProAssurance Corp. *	30,139	729,967
RLI Corp.	33,745	1,971,720
Safety Insurance Group, Inc.	14,102	1,109,827
Selective Insurance Group, Inc.	33,399	2,808,188
Stewart Information Services Corp.	39,188	2,642,447
White Mountains Insurance Group Ltd.	1,357	2,774,970
		27,907,511

Materials 5.9%
AdvanSix, Inc.	75,569	1,197,013
Ardagh Metal Packaging SA	186,575	819,064
Avient Corp.	92,205	3,333,211
Balchem Corp.	8,491	1,444,913
Cabot Corp.	49,256	3,555,791
Clearwater Paper Corp. *	69,326	1,166,063
Coeur Mining, Inc. *	99,798	2,039,871
Compass Minerals International, Inc. *	82,800	2,068,344
Ecovyst, Inc. *	214,678	2,277,734
Element Solutions, Inc.	127,953	3,723,432
Ferroglobe PLC	213,397	1,013,636
Greif, Inc., Class A	50,773	3,585,589
Hawkins, Inc.	6,922	901,591
HB Fuller Co.	54,062	3,249,126
Hecla Mining Co.	181,513	4,087,673
Ingevity Corp. *	46,929	3,087,459
Innospec, Inc.	24,394	1,993,478
Kaiser Aluminum Corp.	22,086	2,708,185
Knife River Corp. *	29,120	1,955,990
Koppers Holdings, Inc.	43,170	1,271,788
LSB Industries, Inc. *	85,456	793,886
Magnera Corp. *	50,544	660,610
Materion Corp.	14,547	2,011,559
Mativ Holdings, Inc.	185,807	2,238,974
Metallus, Inc. *	87,944	1,754,483
Minerals Technologies, Inc.	40,970	2,694,187
Myers Industries, Inc.	56,748	1,172,981
NewMarket Corp.	4,097	2,748,227
Olympic Steel, Inc.	49,039	2,358,286
Orion SA	163,422	1,009,948
Quaker Chemical Corp.	12,017	1,847,494
Rayonier Advanced Materials, Inc. *	244,880	1,900,269
Royal Gold, Inc.	11,026	2,903,256
Ryerson Holding Corp.	147,876	4,173,061
Scotts Miracle-Gro Co.	37,955	2,437,470
Sensient Technologies Corp.	21,720	2,052,974
Silgan Holdings, Inc.	83,393	3,598,408
Southern Copper Corp.	33,773	6,427,677
SECURITY	NUMBER OF SHARES	VALUE ($)
Stepan Co.	45,789	2,637,904
SunCoke Energy, Inc.	218,211	1,715,138
Sylvamo Corp.	54,308	2,657,834
Tredegar Corp. *	82,638	706,555
TriMas Corp.	37,366	1,299,216
Trinseo PLC (a)	328,493	147,822
Tronox Holdings PLC	757,480	4,590,329
Warrior Met Coal, Inc.	58,898	5,259,591
Worthington Steel, Inc.	81,142	3,264,343
		110,542,433

Media & Entertainment 3.5%
Advantage Solutions, Inc. *	482,930	521,564
AMC Networks, Inc., Class A *(a)	298,413	2,300,764
Angi, Inc. *	7,121	92,431
Cable One, Inc.	17,007	1,377,397
Cargurus, Inc. *	38,072	1,233,533
Cars.com, Inc. *	76,026	863,655
Cinemark Holdings, Inc.	34,123	808,033
Clear Channel Outdoor Holdings, Inc. *	574,949	1,201,643
EchoStar Corp., Class A *	78,016	8,832,971
EW Scripps Co., Class A *(a)	685,492	2,296,398
Gray Media, Inc. (a)	705,674	3,182,590
IAC, Inc. *	55,057	2,034,356
iHeartMedia, Inc., Class A *	935,186	3,030,003
John Wiley & Sons, Inc., Class A	49,707	1,552,350
Liberty Broadband Corp., Class C *	26,171	1,259,087
Liberty Media Corp.-Liberty Formula One, Class C *	29,820	2,594,936
Lionsgate Studios Corp. *	25,649	242,126
Live Nation Entertainment, Inc. *	6,932	1,008,259
Match Group, Inc.	98,446	3,066,593
New York Times Co., Class A	53,351	3,911,162
Pinterest, Inc., Class A *	65,737	1,454,760
Roku, Inc. *	19,409	1,847,737
Scholastic Corp. (b)	63,410	2,217,448
Shutterstock, Inc.	36,751	729,507
Sinclair, Inc.	265,709	3,855,438
Snap, Inc., Class A *	156,196	1,082,438
Thryv Holdings, Inc. *	122,795	590,644
TKO Group Holdings, Inc.	5,722	1,159,163
Trade Desk, Inc., Class A *	24,834	753,215
TripAdvisor, Inc. *	85,892	1,141,505
USA TODAY Co., Inc. *	325,125	1,924,740
Warner Music Group Corp., Class A	32,379	970,722
Yelp, Inc., Class A *	71,891	1,968,376
Ziff Davis, Inc. *	75,555	2,887,712
ZoomInfo Technologies, Inc., Class A *	120,239	967,924
		64,961,180

Pharmaceuticals, Biotechnology & Life Sciences 2.9%
Amneal Pharmaceuticals, Inc. *	78,095	1,068,339
Azenta, Inc. *	25,081	975,149
BioMarin Pharmaceutical, Inc. *	46,621	2,635,951
Bio-Rad Laboratories, Inc., Class A *	11,954	3,510,890
Bio-Techne Corp.	38,441	2,463,684
Bruker Corp.	62,203	2,754,971
Collegium Pharmaceutical, Inc. *	18,017	827,341
Corcept Therapeutics, Inc. *	14,915	594,661
Emergent BioSolutions, Inc. *	194,432	2,204,859
Exact Sciences Corp. *	21,393	2,189,360
Exelixis, Inc. *	71,696	2,965,346
Fortrea Holdings, Inc. *	367,837	6,183,340
Halozyme Therapeutics, Inc. *	22,993	1,648,828
Incyte Corp. *	52,304	5,234,061
Innoviva, Inc. *	51,440	1,028,800

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Ironwood Pharmaceuticals, Inc., Class A *	610,547	2,985,575
Medpace Holdings, Inc. *	2,741	1,596,578
Myriad Genetics, Inc. *	99,030	556,549
Neurocrine Biosciences, Inc. *	17,898	2,435,202
Pacira BioSciences, Inc. *	30,216	620,637
Prestige Consumer Healthcare, Inc. *	25,595	1,650,110
Repligen Corp. *	7,325	1,094,135
Royalty Pharma PLC, Class A	101,006	4,209,930
Sotera Health Co. *	52,836	957,388
Supernus Pharmaceuticals, Inc. *	22,057	1,062,265
		53,453,949

Real Estate Management & Development 1.7%
Compass, Inc., Class A *	1,236,823	15,485,024
CoStar Group, Inc. *	46,381	2,852,432
eXp World Holdings, Inc.	221,176	1,999,431
Kennedy-Wilson Holdings, Inc.	142,107	1,399,754
Marcus & Millichap, Inc.	27,654	752,189
Newmark Group, Inc., Class A	81,224	1,448,224
Opendoor Technologies, Inc. *	1,136,929	5,855,184
Zillow Group, Inc., Class C *	40,079	2,526,179
		32,318,417

Semiconductors & Semiconductor Equipment 3.7%
Allegro MicroSystems, Inc. *	36,555	1,349,245
Alpha & Omega Semiconductor Ltd. *	26,994	596,567
Amkor Technology, Inc.	151,779	7,335,479
Axcelis Technologies, Inc. *	18,157	1,599,087
Cirrus Logic, Inc. *	30,661	3,996,355
Cohu, Inc. *	53,517	1,527,375
Diodes, Inc. *	58,626	3,470,073
Enphase Energy, Inc. *	60,958	2,254,227
Entegris, Inc.	42,416	5,008,057
FormFactor, Inc. *	34,131	2,405,894
GLOBALFOUNDRIES, Inc. *	55,068	2,323,870
Ichor Holdings Ltd. *	49,427	1,499,615
Lattice Semiconductor Corp. *	20,557	1,655,250
MACOM Technology Solutions Holdings, Inc. *	5,774	1,264,852
MaxLinear, Inc. *	60,797	1,054,828
MKS, Inc.	36,200	8,521,842
Monolithic Power Systems, Inc.	3,936	4,424,654
Onto Innovation, Inc. *	12,196	2,464,202
Penguin Solutions, Inc. *	39,104	751,188
Photronics, Inc. *	64,631	2,234,294
Power Integrations, Inc.	35,360	1,624,438
Rambus, Inc. *	14,642	1,666,699
Semtech Corp. *	14,845	1,183,889
Silicon Laboratories, Inc. *	20,195	2,876,778
Synaptics, Inc. *	26,412	2,179,254
Ultra Clean Holdings, Inc. *	61,730	2,696,366
Universal Display Corp.	10,911	1,252,801
		69,217,179

Software & Services 2.8%
ACI Worldwide, Inc. *	42,439	1,840,155
Alarm.com Holdings, Inc. *	14,088	687,213
AppLovin Corp., Class A *	4,376	2,070,329
Blackbaud, Inc. *	14,900	800,130
CCC Intelligent Solutions Holdings, Inc. *	108,523	822,604
Commvault Systems, Inc. *	8,568	734,278
Consensus Cloud Solutions, Inc. *	26,181	559,226
Crowdstrike Holdings, Inc., Class A *	1,900	838,670
Datadog, Inc., Class A *	4,887	631,987
DigitalOcean Holdings, Inc. *	18,263	1,009,031
SECURITY	NUMBER OF SHARES	VALUE ($)
Docusign, Inc., Class A *	9,733	511,372
Dolby Laboratories, Inc., Class A	35,700	2,291,583
Dropbox, Inc., Class A *	100,503	2,560,816
Dynatrace, Inc. *	20,852	794,253
Fair Isaac Corp. *	2,006	2,935,119
Globant SA *	20,375	1,362,680
Guidewire Software, Inc. *	6,599	928,875
HubSpot, Inc. *	1,336	374,080
InterDigital, Inc.	5,395	1,761,144
LiveRamp Holdings, Inc. *	42,301	1,030,029
Manhattan Associates, Inc. *	8,253	1,246,286
NCR Voyix Corp. *	190,472	1,889,482
Okta, Inc. *	14,237	1,202,742
Palantir Technologies, Inc., Class A *	9,531	1,397,149
Progress Software Corp. *	21,351	873,683
PTC, Inc. *	13,715	2,141,323
Qualys, Inc. *	9,755	1,286,684
Snowflake, Inc., Class A *	5,323	1,025,742
SPS Commerce, Inc. *	6,427	573,674
Teradata Corp. *	103,278	2,945,489
Twilio, Inc., Class A *	24,189	2,913,807
Tyler Technologies, Inc. *	3,897	1,439,552
Unisys Corp. *	196,275	516,203
Unity Software, Inc. *	68,893	2,004,786
VeriSign, Inc.	13,810	3,372,816
Workday, Inc., Class A *	13,649	2,397,174
		51,770,166

Technology Hardware & Equipment 5.3%
Advanced Energy Industries, Inc.	13,483	3,443,019
Badger Meter, Inc.	4,866	713,258
Belden, Inc.	20,297	2,385,100
Benchmark Electronics, Inc.	53,895	2,810,085
Calix, Inc. *	18,801	839,841
Cognex Corp.	76,980	2,982,205
Coherent Corp. *	33,929	7,199,055
Crane NXT Co.	21,422	1,082,239
CTS Corp.	21,267	1,093,336
ePlus, Inc.	24,882	2,135,124
Ingram Micro Holding Corp. (b)	64,858	1,369,801
IPG Photonics Corp. *	30,067	2,778,492
Itron, Inc. *	19,507	1,932,754
Kimball Electronics, Inc. *	51,094	1,543,550
Knowles Corp. *	70,490	1,708,678
Littelfuse, Inc.	14,128	4,574,081
Lumentum Holdings, Inc. *	29,705	11,639,607
Methode Electronics, Inc.	176,078	1,406,863
NETGEAR, Inc. *	37,260	779,107
NetScout Systems, Inc. *	69,821	1,941,722
Novanta, Inc. *	7,779	1,046,587
OSI Systems, Inc. *	5,937	1,485,081
PC Connection, Inc.	21,779	1,280,823
Plexus Corp. *	20,500	4,086,265
Pure Storage, Inc., Class A *	20,579	1,431,064
Rogers Corp. *	18,421	1,791,258
ScanSource, Inc. *	53,938	2,318,795
Super Micro Computer, Inc. *	89,667	2,610,206
TTM Technologies, Inc. *	64,095	6,294,129
Viasat, Inc. *	197,947	8,941,266
Viavi Solutions, Inc. *	141,622	3,464,074
Vistance Networks, Inc. *	428,723	7,717,014
Vontier Corp.	85,125	3,192,188
		100,016,667

Telecommunication Services 0.5%
Array Digital Infrastructure, Inc.	13,191	635,674
Cogent Communications Holdings, Inc.	36,849	895,431

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
GCI Liberty, Inc. *(c)	14,650	0
GCI Liberty, Inc., Class C *	2,110	78,049
IDT Corp., Class B	13,314	647,460
IHS Holding Ltd. *	219,745	1,755,763
Iridium Communications, Inc.	76,549	1,524,856
Shenandoah Telecommunications Co.	65,781	780,820
Uniti Group, Inc.	320,695	2,668,182
		8,986,235

Transportation 2.8%
Allegiant Travel Co. *	22,714	2,013,142
American Airlines Group, Inc. *	262,226	3,487,606
ArcBest Corp.	48,270	4,354,919
Covenant Logistics Group, Inc., Class A	28,613	703,880
Forward Air Corp. *	44,357	1,236,673
Genco Shipping & Trading Ltd.	72,265	1,510,339
Global Ship Lease, Inc., Class A	38,834	1,457,828
Heartland Express, Inc.	84,540	853,009
JetBlue Airways Corp. *	473,604	2,306,451
Kirby Corp. *	31,091	3,658,167
Marten Transport Ltd.	107,339	1,320,270
RXO, Inc. *	153,443	2,237,199
Saia, Inc. *	12,100	4,051,927
Schneider National, Inc., Class B	67,993	1,824,932
SkyWest, Inc. *	29,418	2,839,425
Southwest Airlines Co.	92,851	4,412,280
Sun Country Airlines Holdings, Inc. *	51,590	904,889
United Airlines Holdings, Inc. *	34,920	3,573,014
Werner Enterprises, Inc.	140,046	4,796,575
XPO, Inc. *	28,016	4,149,450
		51,691,975

Utilities 2.9%
American States Water Co.	13,975	1,019,616
Avista Corp.	69,226	2,858,342
Black Hills Corp.	59,604	4,349,900
California Water Service Group	27,209	1,216,242
Chesapeake Utilities Corp.	8,098	1,042,051
Clearway Energy, Inc., Class C	55,319	1,999,782
H2O America	19,368	1,007,911
Hawaiian Electric Industries, Inc. *	295,465	4,526,524
IDACORP, Inc.	24,891	3,305,276
MDU Resources Group, Inc.	130,816	2,683,036
MGE Energy, Inc.	14,688	1,173,277
New Jersey Resources Corp.	60,678	3,002,347
Northwest Natural Holding Co.	34,448	1,603,899
Northwestern Energy Group, Inc.	48,108	3,264,609
ONE Gas, Inc.	42,175	3,355,443
Ormat Technologies, Inc.	20,392	2,547,776
Otter Tail Corp.	25,870	2,306,569
SECURITY	NUMBER OF SHARES	VALUE ($)
Southwest Gas Holdings, Inc.	50,689	4,198,063
Spire, Inc.	40,848	3,451,248
Talen Energy Corp. *	6,468	2,253,192
TXNM Energy, Inc.	57,111	3,364,980
Unitil Corp.	13,810	703,067
		55,233,150
Total Common Stocks (Cost $1,319,034,098)		1,869,908,563

SHORT-TERM INVESTMENTS 0.7% OF NET ASSETS

Money Market Funds 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.65% (d)	1,698,717	1,698,717
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.65% (d)(e)	11,868,018	11,868,018
		13,566,735
Total Short-Term Investments (Cost $13,566,735)		13,566,735
Total Investments in Securities (Cost $1,332,600,833)		1,883,475,298

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 03/20/26	33	4,330,590	(64,548)

*	Non-income producing security.
(a)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $11,261,730.
(c)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended January 31, 2026. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at October 31, 2025, and/or Value and Balance of Shares Held at January 31, 2026, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/26	BALANCE OF SHARES HELD AT 1/31/26	DIVIDENDS RECEIVED
COMMON STOCKS 1.2% OF NET ASSETS

Capital Goods 0.1%
JELD-WEN Holding, Inc.	$—	$392,136	$—	$—	($778,010 )	$1,680,500	617,831	$—

Commercial & Professional Services 0.1%
TrueBlue, Inc.	994,556	384,933	(17,983)	(29,901)	208,344	1,539,949	287,304	—

Consumer Durables & Apparel 0.1%
Oxford Industries, Inc.	—	215,929	(18,310)	(27,262)	28,854	1,244,240	33,765	23,298

Equity Real Estate Investment Trusts (REITs) 0.1%
Service Properties Trust	2,191,677	79,714	(84,601)	(183,024)	30,718	2,034,484	1,022,354	10,224

Food, Beverage & Tobacco 0.0%
Hain Celestial Group, Inc.	—	287,062	(9,414)	(70,152)	105,856	1,012,367	836,667	—

Health Care Equipment & Services 0.1%
Accendra Health, Inc.	—	350,256	—	—	(854,506)	1,240,807	561,451	—

Household & Personal Products 0.3%
Medifast, Inc.	994,643	355,594	(19,151)	(38,617)	(21,176)	1,271,293	111,127	—
Nu Skin Enterprises, Inc., Class A	—	833,426	(21,079)	(4,331)	(388)	3,868,799	364,637	17,133
						5,140,092

Materials 0.0%
Trinseo PLC	—	48,296	—	—	(240,447)	147,822	328,493	—

Media & Entertainment 0.4%
AMC Networks, Inc., Class A	—	704,183	(9,326)	(3,342)	(107,030)	2,300,764	298,413	—
EW Scripps Co., Class A	1,323,422	668,776	(9,376)	(2,735)	316,311	2,296,398	685,492	—
Gray Media, Inc.	—	859,828	(18,072)	(10,220)	(119,301)	3,182,590	705,674	43,111
						7,779,752
Total	$5,504,298	$5,180,133	($207,312 )	($369,584 )	($1,430,775 )	$21,820,013		$93,766

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2026 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$1,785,554,221	$—	$—	$1,785,554,221
Health Care Equipment & Services	75,368,107	—	0 *	75,368,107
Telecommunication Services	8,986,235	—	0 *	8,986,235
Short-Term Investments [1]	13,566,735	—	—	13,566,735

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings (Unaudited) continued

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Liabilities
Futures Contracts [2]	($64,548 )	$—	$—	($64,548 )
Total	$1,883,410,750	$—	$0	$1,883,410,750

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab Fundamental International Equity Index Fund

Portfolio Holdings as of January 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.1% OF NET ASSETS

Australia 4.5%
AGL Energy Ltd.	291,619	1,834,749
Ampol Ltd.	123,665	2,484,516
ANZ Group Holdings Ltd.	416,697	10,600,911
APA Group	221,695	1,364,863
Aristocrat Leisure Ltd.	36,606	1,359,903
Aurizon Holdings Ltd.	687,441	1,758,456
BHP Group Ltd.	1,315,881	45,322,039
BlueScope Steel Ltd.	214,223	4,471,061
Brambles Ltd.	147,423	2,288,403
Coles Group Ltd.	245,007	3,619,939
Commonwealth Bank of Australia	116,433	12,053,242
Computershare Ltd.	32,996	749,358
CSL Ltd.	32,569	4,104,014
Downer EDI Ltd.	288,487	1,608,784
Dyno Nobel Ltd.	532,872	1,297,804
Endeavour Group Ltd.	520,896	1,338,154
Fortescue Ltd.	530,951	7,688,630
Goodman Group	45,026	956,518
Insurance Australia Group Ltd.	246,198	1,297,990
JB Hi-Fi Ltd.	19,927	1,122,698
Lendlease Corp. Ltd.	271,559	908,776
Macquarie Group Ltd.	29,080	4,267,773
Medibank Pvt Ltd.	437,396	1,403,457
Metcash Ltd.	498,245	1,148,663
Mineral Resources Ltd. *	44,203	1,738,743
National Australia Bank Ltd.	312,719	9,393,893
Northern Star Resources Ltd.	82,486	1,516,365
Orica Ltd.	81,683	1,455,117
Origin Energy Ltd.	261,690	2,146,201
QBE Insurance Group Ltd.	166,169	2,277,475
Ramsay Health Care Ltd.	49,643	1,252,284
Rio Tinto Ltd.	124,348	12,955,167
Santos Ltd.	724,740	3,534,374
Scentre Group	464,926	1,317,586
Sonic Healthcare Ltd.	130,797	2,091,682
South32 Ltd.	1,361,617	4,313,422
Stockland	308,513	1,154,334
Suncorp Group Ltd.	146,107	1,719,962
Telstra Group Ltd.	805,511	2,736,558
Transurban Group	211,468	2,045,482
Viva Energy Group Ltd.	710,135	888,978
Wesfarmers Ltd.	113,629	6,554,869
Westpac Banking Corp.	391,173	10,510,464
Whitehaven Coal Ltd.	407,684	2,490,805
Woodside Energy Group Ltd.	427,709	7,551,841
Woolworths Group Ltd.	254,618	5,464,199
Worley Ltd.	175,356	1,631,077
		201,791,579

Austria 0.4%
ams-OSRAM AG *	98,376	1,023,577
BAWAG Group AG *	9,419	1,532,244
Erste Group Bank AG	35,306	4,590,094
OMV AG	91,507	5,436,223
SECURITY	NUMBER OF SHARES	VALUE ($)
Raiffeisen Bank International AG	44,555	2,245,815
voestalpine AG	71,529	3,396,589
Wienerberger AG	35,835	1,184,509
		19,409,051

Belgium 0.6%
Ageas SA	28,525	2,026,141
Anheuser-Busch InBev SA	162,560	11,701,558
KBC Group NV	30,843	4,346,257
Proximus SADP	143,775	1,311,785
Syensqo SA	22,471	1,891,243
UCB SA	6,736	2,052,631
Umicore SA	210,061	4,993,628
		28,323,243

Canada 8.1%
Agnico Eagle Mines Ltd.	23,310	4,431,066
Algonquin Power & Utilities Corp.	195,912	1,286,273
Alimentation Couche-Tard, Inc.	188,490	9,806,214
AltaGas Ltd.	57,180	1,724,659
ARC Resources Ltd.	117,904	2,188,106
Atco Ltd., Class I	30,427	1,321,077
B2Gold Corp.	333,342	1,623,073
Bank of Montreal	77,558	10,558,460
Bank of Nova Scotia	215,659	16,123,149
Barrick Mining Corp.	279,895	12,793,790
Bausch Health Cos., Inc. *	266,217	1,526,938
BCE, Inc.	182,311	4,712,920
Brookfield Corp.	168,544	7,682,955
Canadian Imperial Bank of Commerce	112,466	10,393,803
Canadian National Railway Co.	67,689	6,511,645
Canadian Natural Resources Ltd.	468,988	17,438,301
Canadian Pacific Kansas City Ltd.	57,006	4,237,614
Canadian Tire Corp. Ltd., Class A	21,296	2,619,987
Capital Power Corp.	20,693	908,021
CCL Industries, Inc., Class B	20,289	1,222,719
Cenovus Energy, Inc.	593,780	11,717,305
CGI, Inc.	30,981	2,655,222
Constellation Software, Inc.	427	788,039
Dollarama, Inc.	9,643	1,299,519
Element Fleet Management Corp.	39,619	1,003,823
Emera, Inc. (a)	44,233	2,192,403
Empire Co. Ltd., Class A	55,115	1,800,400
Enbridge, Inc.	316,571	15,453,659
Fairfax Financial Holdings Ltd.	2,680	4,422,802
Finning International, Inc.	34,948	2,191,613
First Quantum Minerals Ltd. *	132,286	3,739,352
Fortis, Inc.	67,284	3,587,426
Franco-Nevada Corp.	5,380	1,259,370
George Weston Ltd.	40,769	2,843,485
Gildan Activewear, Inc.	23,103	1,501,063
Great-West Lifeco, Inc.	29,393	1,375,911
Hydro One Ltd.	33,561	1,326,764
iA Financial Corp., Inc.	12,337	1,515,884
Imperial Oil Ltd.	40,619	4,103,812
Intact Financial Corp.	14,962	2,724,070
Keyera Corp.	41,850	1,417,180
Kinross Gold Corp.	157,358	4,955,393
Linamar Corp.	19,934	1,263,690

Schwab Fundamental International Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Loblaw Cos. Ltd.	95,859	4,313,356
Lundin Mining Corp.	100,619	2,538,290
Magna International, Inc.	184,596	9,436,880
Manulife Financial Corp.	204,839	7,803,032
Methanex Corp.	25,885	1,235,081
Metro, Inc.	43,255	2,871,384
National Bank of Canada	34,254	4,081,601
Nutrien Ltd.	197,565	13,602,408
Open Text Corp.	45,083	1,151,534
Pembina Pipeline Corp.	95,204	3,955,967
Power Corp. of Canada	81,048	4,087,369
Quebecor, Inc., Class B	37,090	1,352,962
Restaurant Brands International, Inc.	31,022	2,078,461
Rogers Communications, Inc., Class B	120,624	4,553,353
Royal Bank of Canada	132,806	22,112,713
Saputo, Inc.	69,980	2,111,246
Shopify, Inc., Class A *	7,394	970,210
Sun Life Financial, Inc.	62,566	3,942,395
Suncor Energy, Inc.	395,126	20,884,382
TC Energy Corp.	120,253	7,051,004
Teck Resources Ltd., Class B	128,174	6,879,122
TELUS Corp.	147,588	2,059,393
TFI International, Inc.	16,546	1,778,119
Thomson Reuters Corp.	7,977	881,386
Toromont Industries Ltd.	9,507	1,211,023
Toronto-Dominion Bank	218,867	20,455,341
Tourmaline Oil Corp.	56,248	2,661,933
Vermilion Energy, Inc.	111,585	1,078,441
Waste Connections, Inc.	13,833	2,314,220
West Fraser Timber Co. Ltd.	40,860	2,790,417
Wheaton Precious Metals Corp.	10,199	1,343,663
Whitecap Resources, Inc.	293,584	2,677,864
WSP Global, Inc.	9,504	1,837,284
		362,350,789

China 0.1%
China Gas Holdings Ltd.	1,141,400	1,130,617
Kingboard Holdings Ltd.	366,000	1,483,165
SITC International Holdings Co. Ltd.	289,000	1,079,176
		3,692,958

Denmark 1.0%
AP Moller - Maersk AS, Class A	2,319	5,686,578
AP Moller - Maersk AS, Class B (a)	3,148	7,784,137
Carlsberg AS, Class B	17,449	2,372,177
Coloplast AS, Class B	10,452	890,980
Danske Bank AS	55,870	2,846,466
DSV AS	20,186	5,675,998
Genmab AS *	3,724	1,213,225
ISS AS	35,999	1,365,251
Novo Nordisk AS, Class B	182,637	10,844,843
Novonesis Novozymes B, Class B	17,552	1,075,473
Orsted AS *	74,694	1,680,261
Pandora AS	9,423	762,732
Vestas Wind Systems AS	94,452	2,862,971
		45,061,092

Finland 1.1%
Elisa OYJ	22,271	985,158
Fortum OYJ	122,313	2,889,319
Kesko OYJ, B Shares	74,302	1,879,347
Kone OYJ, B Shares	37,073	2,664,246
Metso OYJ	73,321	1,433,480
Neste OYJ	269,330	6,880,019
Nokia OYJ	1,168,219	7,524,392
Nordea Bank Abp	515,088	9,951,703
SECURITY	NUMBER OF SHARES	VALUE ($)
Outokumpu OYJ	403,809	2,267,205
Sampo OYJ, A Shares	333,054	3,714,319
Stora Enso OYJ, R Shares	224,688	2,586,605
UPM-Kymmene OYJ	142,922	3,942,950
Wartsila OYJ Abp	44,001	1,783,801
		48,502,544

France 7.7%
Accor SA	18,320	996,262
Air Liquide SA	53,329	9,986,507
Alstom SA *	78,833	2,517,010
Arkema SA	32,792	1,974,801
AXA SA	249,477	11,375,922
Ayvens SA	136,702	1,981,881
BNP Paribas SA	208,004	22,491,975
Bollore SE	155,587	887,067
Bouygues SA	61,532	3,326,038
Bureau Veritas SA	33,350	1,073,614
Capgemini SE	31,180	4,844,688
Carrefour SA	498,202	8,160,135
Cie de Saint-Gobain SA	84,818	8,371,999
Cie Generale des Etablissements Michelin SCA	226,951	8,427,967
Credit Agricole SA	120,823	2,616,594
Danone SA	93,302	7,311,134
Dassault Systemes SE	33,054	909,144
Eiffage SA	31,836	4,721,511
Elis SA	35,883	1,041,843
Emeis SA *	77,925	1,258,431
Engie SA	437,934	13,075,136
EssilorLuxottica SA	19,384	5,925,608
Forvia SE *	220,672	3,603,005
Hermes International SCA	737	1,773,220
Kering SA	17,948	5,602,964
Legrand SA	22,697	3,623,754
L'Oreal SA	19,633	9,020,166
LVMH Moet Hennessy Louis Vuitton SE	24,993	16,130,589
Orange SA	864,629	16,073,467
Pernod Ricard SA	35,177	3,145,409
Publicis Groupe SA	31,185	3,116,886
Renault SA	126,630	4,778,936
Rexel SA	104,986	4,399,498
Rubis SCA	33,676	1,363,644
Safran SA	13,873	4,956,700
Sanofi SA	192,179	18,127,023
Schneider Electric SE	41,077	11,776,851
SCOR SE	43,782	1,426,731
SEB SA	11,762	663,476
Societe Generale SA	185,191	16,228,183
Sodexo SA	19,688	1,005,891
Teleperformance SE	22,839	1,475,294
Thales SA	6,940	2,124,512
TotalEnergies SE	901,441	65,560,620
Unibail-Rodamco-Westfield *	16,324	1,804,862
Valeo SE	198,272	2,769,144
Veolia Environnement SA	158,643	5,950,247
Vinci SA	88,541	12,730,833
Worldline SA *(a)	228,917	387,753
		342,894,925

Germany 7.3%
adidas AG	22,421	3,975,322
Allianz SE	45,526	20,046,082
Aumovio SE *	18,105	868,754
Aurubis AG	13,751	2,596,656
BASF SE	397,545	21,552,486
Bayer AG	608,849	32,203,024

Schwab Fundamental International Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Bayerische Motoren Werke AG	158,579	16,330,509
Beiersdorf AG	8,648	1,031,528
BioNTech SE, ADR *	43,090	4,901,488
Brenntag SE	38,723	2,355,894
Commerzbank AG	83,148	3,417,772
Continental AG	44,889	3,532,281
Daimler Truck Holding AG	103,610	5,016,686
Deutsche Bank AG	201,335	7,944,898
Deutsche Boerse AG	8,456	2,141,272
Deutsche Lufthansa AG	296,448	3,053,849
Deutsche Post AG	311,909	17,444,593
Deutsche Telekom AG	804,348	26,992,514
E.ON SE	460,899	9,775,591
Evonik Industries AG	122,277	1,894,060
Freenet AG	25,746	929,666
Fresenius Medical Care AG	78,914	3,552,627
Fresenius SE & Co. KGaA	129,690	7,254,566
FUCHS SE	5,781	203,452
GEA Group AG	18,224	1,303,068
Hannover Rueck SE	4,800	1,357,198
Hapag-Lloyd AG (a)	13,102	1,882,251
Heidelberg Materials AG	21,343	5,845,220
Henkel AG & Co. KGaA	14,828	1,224,038
Infineon Technologies AG	115,774	5,659,321
K&S AG	92,570	1,516,737
KION Group AG	23,906	1,688,596
Lanxess AG	62,127	1,283,255
Mercedes-Benz Group AG	473,785	32,380,460
Merck KGaA	16,789	2,501,438
MTU Aero Engines AG	2,624	1,166,564
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	12,423	7,529,287
Puma SE	46,724	1,194,360
Rheinmetall AG	910	1,928,150
RWE AG	69,963	4,442,920
SAP SE	43,524	8,694,719
Schaeffler AG	181,874	2,145,040
Siemens AG	69,605	21,043,688
Siemens Energy AG *	28,067	4,782,056
Siemens Healthineers AG	27,247	1,359,992
Symrise AG	12,290	1,034,659
thyssenkrupp AG	425,098	5,666,864
Tkms AG& Co. KGaA *	20,794	2,436,471
Volkswagen AG	30,801	3,738,251
Vonovia SE	63,170	1,849,571
Zalando SE *	36,696	1,055,207
		325,724,951

Hong Kong 1.0%
AIA Group Ltd.	1,240,400	14,311,082
CK Asset Holdings Ltd.	500,000	2,929,069
CLP Holdings Ltd.	367,500	3,473,804
HKT Trust & HKT Ltd.	741,000	1,110,478
Hong Kong & China Gas Co. Ltd.	1,593,676	1,501,002
Hong Kong Exchanges & Clearing Ltd.	29,306	1,615,671
Link REIT	255,600	1,175,188
New World Development Co. Ltd. *	2,152,422	3,131,702
Pacific Basin Shipping Ltd.	4,213,000	1,654,586
Sun Hung Kai Properties Ltd.	225,564	3,622,307
Swire Pacific Ltd., A Shares	134,300	1,295,980
Swire Pacific Ltd., B Shares	305,000	495,443
Techtronic Industries Co. Ltd.	171,206	2,337,218
WH Group Ltd.	4,400,499	5,193,009
Yue Yuen Industrial Holdings Ltd.	502,000	1,119,608
		44,966,147

SECURITY	NUMBER OF SHARES	VALUE ($)
Indonesia 0.1%
Jardine Matheson Holdings Ltd.	49,546	3,610,809

Ireland 1.0%
AIB Group PLC	156,623	1,750,752
Allegion PLC	7,308	1,208,670
Bank of Ireland Group PLC	100,302	2,037,881
DCC PLC	43,630	2,765,679
ICON PLC *	9,662	1,741,576
James Hardie Industries PLC, CDI *	56,796	1,294,206
Kerry Group PLC, Class A	21,209	1,885,309
Kingspan Group PLC	17,864	1,555,500
Medtronic PLC	175,785	18,098,824
Perrigo Co. PLC	61,734	877,240
Ryanair Holdings PLC	74,324	2,522,507
Smurfit WestRock PLC (b)	15,740	653,248
Smurfit WestRock PLC (b)	72,511	3,018,633
Trane Technologies PLC	9,162	3,853,354
		43,263,379

Isle Of Man 0.0%
Entain PLC	119,603	992,254

Israel 0.6%
Bank Hapoalim BM	126,755	3,133,565
Bank Leumi Le-Israel BM	138,558	3,330,841
Check Point Software Technologies Ltd. *	6,607	1,186,022
ICL Group Ltd.	260,016	1,411,847
Israel Discount Bank Ltd., A Shares	136,322	1,606,059
Mizrahi Tefahot Bank Ltd.	14,833	1,160,371
Oil Refineries Ltd.	3,399,476	1,118,664
Teva Pharmaceutical Industries Ltd., ADR *	215,527	7,345,160
ZIM Integrated Shipping Services Ltd. (a)	250,989	5,529,288
		25,821,817

Italy 2.1%
A2A SpA	440,710	1,329,533
Banco BPM SpA	101,081	1,515,135
BPER Banca SpA	109,329	1,539,727
Enel SpA	1,724,980	19,058,523
Eni SpA	1,041,694	21,291,295
Generali	178,135	7,266,195
Intesa Sanpaolo SpA	1,390,965	9,847,174
Leonardo SpA	27,991	1,870,544
Moncler SpA	17,081	995,202
Poste Italiane SpA	56,378	1,484,892
Prysmian SpA	27,193	3,220,827
Snam SpA	265,347	1,823,646
Telecom Italia SpA *	7,006,027	4,752,418
Terna - Rete Elettrica Nazionale	139,786	1,514,765
UniCredit SpA	162,297	14,143,538
Unipol Assicurazioni SpA	60,772	1,353,499
		93,006,913

Japan 23.2%
Advantest Corp.	22,000	3,638,503
Aeon Co. Ltd.	378,400	5,175,603
AGC, Inc.	115,500	4,261,890
Air Water, Inc.	83,600	1,268,982
Aisin Corp.	292,500	5,240,138
Ajinomoto Co., Inc.	109,300	2,500,438

Schwab Fundamental International Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Alfresa Holdings Corp.	143,300	2,307,828
Alps Alpine Co. Ltd.	113,400	1,485,301
Amada Co. Ltd.	88,900	1,138,867
ANA Holdings, Inc.	74,000	1,436,703
Asahi Group Holdings Ltd.	380,600	3,984,445
Asahi Kasei Corp.	641,900	6,227,077
Astellas Pharma, Inc.	406,500	5,654,369
Bandai Namco Holdings, Inc.	67,900	1,761,917
Bridgestone Corp.	372,352	8,383,229
Brother Industries Ltd.	109,500	2,232,441
Canon, Inc.	208,200	6,337,374
Central Japan Railway Co.	158,300	4,416,264
Chubu Electric Power Co., Inc.	361,885	5,257,684
Chugai Pharmaceutical Co. Ltd.	40,500	2,313,388
Chugoku Electric Power Co., Inc.	175,500	1,120,229
Coca-Cola Bottlers Japan Holdings, Inc.	61,400	1,369,630
COMSYS Holdings Corp.	47,300	1,477,839
Cosmo Energy Holdings Co. Ltd.	80,700	2,419,961
Dai Nippon Printing Co. Ltd.	131,700	2,362,988
Daifuku Co. Ltd.	38,070	1,365,692
Dai-ichi Life Holdings, Inc.	540,400	4,752,355
Daiichi Sankyo Co. Ltd.	120,960	2,215,941
Daikin Industries Ltd.	55,300	6,626,620
Daito Trust Construction Co. Ltd.	108,100	2,194,151
Daiwa House Industry Co. Ltd.	197,781	6,739,203
Daiwa Securities Group, Inc.	153,800	1,498,686
Daiwabo Holdings Co. Ltd.	47,470	933,537
Denso Corp.	620,400	8,607,902
Dentsu Group, Inc.	65,901	1,279,239
DIC Corp.	44,100	1,079,342
Disco Corp.	3,400	1,449,252
Dowa Holdings Co. Ltd.	36,870	2,183,736
East Japan Railway Co.	179,754	4,512,588
Ebara Corp.	62,300	1,886,122
Eisai Co. Ltd.	69,700	1,943,197
Electric Power Development Co. Ltd.	112,500	2,389,300
ENEOS Holdings, Inc.	2,059,550	17,407,137
EXEO Group, Inc.	72,402	1,207,971
FANUC Corp.	105,400	4,232,292
Fast Retailing Co. Ltd.	10,000	3,815,328
Fuji Electric Co. Ltd.	29,700	2,115,609
FUJIFILM Holdings Corp.	277,100	5,535,144
Fujikura Ltd.	18,000	2,262,365
Fujitsu Ltd.	275,800	7,663,319
Furukawa Electric Co. Ltd.	21,600	1,881,553
Hankyu Hanshin Holdings, Inc.	47,600	1,329,137
Hanwa Co. Ltd.	34,600	1,759,553
Haseko Corp.	85,500	1,752,439
Hitachi Construction Machinery Co. Ltd.	34,350	1,123,210
Hitachi Ltd.	585,000	20,299,563
Honda Motor Co. Ltd.	2,345,500	23,589,942
Hoya Corp.	20,950	3,514,484
Idemitsu Kosan Co. Ltd.	733,745	6,226,017
IHI Corp.	79,500	1,839,327
Iida Group Holdings Co. Ltd.	95,200	1,572,294
Inpex Corp.	338,600	7,586,068
Isetan Mitsukoshi Holdings Ltd.	59,500	954,890
Isuzu Motors Ltd.	246,300	3,967,845
ITOCHU Corp.	1,522,400	19,490,636
Iwatani Corp.	93,404	1,107,864
Japan Airlines Co. Ltd.	72,200	1,364,234
Japan Post Bank Co. Ltd.	193,900	3,445,099
Japan Post Holdings Co. Ltd.	482,500	5,805,832
Japan Post Insurance Co. Ltd.	55,000	1,703,463
Japan Tobacco, Inc.	174,400	6,303,106
JFE Holdings, Inc.	527,200	7,097,788
JTEKT Corp.	183,900	2,171,463
Kajima Corp.	92,800	3,785,846
Kaneka Corp.	38,600	1,170,500
SECURITY	NUMBER OF SHARES	VALUE ($)
Kansai Electric Power Co., Inc.	327,100	5,218,857
Kao Corp.	89,147	3,566,100
Kawasaki Heavy Industries Ltd.	25,200	2,103,600
Kawasaki Kisen Kaisha Ltd.	81,400	1,176,235
KDDI Corp.	713,400	12,045,028
Keyence Corp.	8,092	2,968,634
Kikkoman Corp.	108,800	984,157
Kintetsu Group Holdings Co. Ltd.	49,800	1,033,540
Kirin Holdings Co. Ltd.	242,000	3,762,433
Kobe Steel Ltd.	222,700	3,205,723
Koito Manufacturing Co. Ltd.	105,200	1,646,928
Komatsu Ltd.	223,500	8,554,505
Konica Minolta, Inc.	380,300	1,664,664
K's Holdings Corp.	102,200	1,062,869
Kubota Corp.	355,100	5,440,721
Kuraray Co. Ltd.	148,900	1,607,451
Kyocera Corp.	363,100	5,447,519
Kyushu Electric Power Co., Inc.	224,400	2,498,000
Lixil Corp.	180,700	2,072,941
LY Corp.	381,400	976,544
Makita Corp.	53,390	1,855,064
Marubeni Corp.	468,000	15,513,333
MatsukiyoCocokara & Co.	79,200	1,268,142
Mazda Motor Corp.	709,700	5,461,392
Medipal Holdings Corp.	153,472	2,781,581
MEIJI Holdings Co. Ltd.	111,800	2,617,287
Minebea Mitsumi, Inc.	116,100	2,372,728
MISUMI Group, Inc.	67,700	1,119,100
Mitsubishi Chemical Group Corp.	985,700	6,507,788
Mitsubishi Corp.	1,052,900	27,971,688
Mitsubishi Electric Corp.	452,900	14,158,510
Mitsubishi Estate Co. Ltd.	176,000	4,485,521
Mitsubishi Gas Chemical Co., Inc.	80,087	1,588,741
Mitsubishi HC Capital, Inc.	231,100	2,016,796
Mitsubishi Heavy Industries Ltd.	240,700	7,087,154
Mitsubishi Materials Corp.	105,900	3,046,118
Mitsubishi Motors Corp.	503,700	1,238,258
Mitsubishi UFJ Financial Group, Inc.	847,334	15,345,519
Mitsui & Co. Ltd.	726,900	23,744,213
Mitsui Chemicals, Inc.	191,000	2,790,714
Mitsui Fudosan Co. Ltd.	392,300	4,498,466
Mitsui Kinzoku Co. Ltd.	23,200	3,027,805
Mitsui OSK Lines Ltd.	88,500	2,774,027
Mizuho Financial Group, Inc.	247,921	10,764,211
MS&AD Insurance Group Holdings, Inc.	186,270	4,745,705
Murata Manufacturing Co. Ltd.	376,000	7,638,647
Nagase & Co. Ltd.	45,500	1,182,574
NEC Corp.	181,600	6,156,175
NGK Insulators Ltd.	98,500	2,359,861
NH Foods Ltd.	54,000	2,451,683
Nichirei Corp.	79,600	983,427
NIDEC Corp.	196,900	2,816,607
Nikon Corp.	111,200	1,399,637
Nintendo Co. Ltd.	85,300	5,282,246
Nippon Express Holdings, Inc.	160,400	3,643,426
Nippon Paper Industries Co. Ltd.	146,000	1,108,646
Nippon Sanso Holdings Corp.	28,700	870,848
Nippon Steel Corp.	2,592,300	10,802,250
Nippon Yusen KK	160,100	5,261,664
Nissan Motor Co. Ltd. *	3,097,200	7,549,003
Nisshin Seifun Group, Inc.	107,730	1,367,160
Nissin Foods Holdings Co. Ltd.	44,300	898,879
Nissui Corp.	138,357	1,166,357
Niterra Co. Ltd.	41,800	1,827,573
Nitori Holdings Co. Ltd.	87,600	1,497,432
Nitto Denko Corp.	133,400	2,964,592
Nomura Holdings, Inc.	337,000	3,054,008
Nomura Research Institute Ltd.	38,300	1,165,101
NSK Ltd.	278,100	1,934,061

Schwab Fundamental International Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
NTT, Inc.	11,369,025	11,424,497
Obayashi Corp.	160,702	3,627,578
Oji Holdings Corp.	437,300	2,590,332
Olympus Corp.	168,800	2,016,232
Omron Corp.	64,683	1,650,370
Ono Pharmaceutical Co. Ltd.	126,700	1,887,621
ORIX Corp.	187,700	5,720,231
Osaka Gas Co. Ltd.	127,400	4,782,934
Otsuka Corp.	50,700	1,005,203
Otsuka Holdings Co. Ltd.	75,200	4,502,102
Pan Pacific International Holdings Corp.	206,900	1,224,960
Panasonic Holdings Corp.	1,036,250	14,207,707
Persol Holdings Co. Ltd.	623,400	1,091,834
Recruit Holdings Co. Ltd.	114,000	6,004,809
Renesas Electronics Corp. *	233,800	3,887,031
Rengo Co. Ltd.	161,317	1,381,962
Resona Holdings, Inc.	230,958	2,692,999
Resonac Holdings Corp.	64,500	3,745,834
Ricoh Co. Ltd.	313,300	2,772,283
Rohm Co. Ltd.	111,100	1,945,555
Ryohin Keikaku Co. Ltd.	53,100	1,059,069
Sankyu, Inc.	19,400	1,155,762
Sanwa Holdings Corp.	34,130	773,089
Secom Co. Ltd.	74,600	2,732,865
Seiko Epson Corp.	138,700	1,784,750
Sekisui Chemical Co. Ltd.	131,300	2,322,353
Sekisui House Ltd.	216,983	4,835,856
Seven & i Holdings Co. Ltd.	728,900	10,438,283
SG Holdings Co. Ltd.	189,600	1,825,433
Shimadzu Corp.	42,300	1,146,419
Shimamura Co. Ltd.	14,700	985,268
Shimano, Inc.	14,900	1,698,413
Shimizu Corp.	124,800	2,216,313
Shin-Etsu Chemical Co. Ltd.	314,200	10,332,328
Shionogi & Co. Ltd.	114,100	2,349,226
Shiseido Co. Ltd.	123,500	2,109,345
SMC Corp.	8,400	3,265,679
SoftBank Corp.	6,077,400	8,260,760
SoftBank Group Corp.	463,400	12,654,243
Sojitz Corp.	86,460	3,152,790
Sompo Holdings, Inc.	122,500	4,224,353
Sony Financial Group, Inc. *	483,935	486,249
Sony Group Corp.	604,335	13,324,322
Stanley Electric Co. Ltd.	48,675	958,907
Subaru Corp.	284,100	6,099,104
SUMCO Corp.	171,800	1,793,594
Sumitomo Chemical Co. Ltd.	1,147,000	3,489,315
Sumitomo Corp.	317,600	12,897,448
Sumitomo Electric Industries Ltd.	251,200	10,997,414
Sumitomo Forestry Co. Ltd.	184,000	1,994,985
Sumitomo Heavy Industries Ltd.	76,600	2,384,912
Sumitomo Metal Mining Co. Ltd.	100,000	5,650,837
Sumitomo Mitsui Financial Group, Inc.	435,430	15,322,977
Sumitomo Mitsui Trust Group, Inc.	73,500	2,454,811
Sumitomo Realty & Development Co. Ltd.	84,700	2,358,639
Sumitomo Rubber Industries Ltd.	102,900	1,658,352
Suntory Beverage & Food Ltd.	39,200	1,241,818
Suzuken Co. Ltd.	43,930	1,770,802
Suzuki Motor Corp.	494,700	6,745,268
Sysmex Corp.	65,200	616,940
T&D Holdings, Inc.	46,450	1,147,268
Taiheiyo Cement Corp.	55,242	1,518,014
Taisei Corp.	34,100	3,401,410
Taiyo Yuden Co. Ltd.	50,400	1,065,733
Takeda Pharmaceutical Co. Ltd.	416,521	14,178,252
TDK Corp.	308,000	3,974,194
Teijin Ltd.	149,700	1,448,253
Terumo Corp.	133,200	1,742,423
SECURITY	NUMBER OF SHARES	VALUE ($)
TIS, Inc.	37,100	1,079,555
Tobu Railway Co. Ltd.	55,000	970,993
Toho Gas Co. Ltd.	31,400	1,040,168
Tohoku Electric Power Co., Inc.	316,100	2,279,990
Tokio Marine Holdings, Inc.	175,300	6,533,875
Tokyo Electric Power Co. Holdings, Inc. *	1,358,200	5,101,819
Tokyo Electron Ltd.	41,200	10,978,104
Tokyo Gas Co. Ltd.	127,100	5,638,871
Tokyu Corp.	116,500	1,313,975
Tokyu Fudosan Holdings Corp.	151,400	1,401,890
TOPPAN Holdings, Inc.	79,300	2,449,557
Toray Industries, Inc.	563,500	4,156,494
Tosoh Corp.	144,100	2,351,800
TOTO Ltd.	52,200	1,640,588
Toyo Seikan Group Holdings Ltd.	54,400	1,364,888
Toyo Suisan Kaisha Ltd.	14,947	1,067,164
Toyota Boshoku Corp.	59,100	992,403
Toyota Industries Corp.	29,300	3,749,111
Toyota Motor Corp.	2,244,290	50,867,925
Toyota Tsusho Corp.	254,800	9,279,618
Tsuruha Holdings, Inc.	75,700	1,206,262
UBE Corp.	64,500	1,115,417
Unicharm Corp.	192,200	1,166,662
West Japan Railway Co.	94,326	1,927,499
Yakult Honsha Co. Ltd.	55,400	895,246
Yamada Holdings Co. Ltd.	493,900	1,731,490
Yamaha Corp.	164,800	1,197,843
Yamaha Motor Co. Ltd.	426,200	3,218,534
Yamato Holdings Co. Ltd.	165,300	2,161,251
Yamazaki Baking Co. Ltd.	46,500	985,217
Yaskawa Electric Corp.	44,600	1,423,599
Yokogawa Electric Corp.	42,100	1,403,566
Yokohama Rubber Co. Ltd.	45,300	1,788,004
		1,034,395,726

Jersey 1.5%
Aptiv PLC *	78,842	5,972,282
Experian PLC	54,235	2,054,136
Glencore PLC *	8,155,501	55,598,937
International Workplace Group PLC	306,738	1,039,884
WPP PLC	532,467	2,208,792
		66,874,031

Luxembourg 0.6%
Aperam SA	31,699	1,363,958
ArcelorMittal SA	312,103	16,949,695
B&M European Value Retail SA	467,937	1,129,692
Eurofins Scientific SE	21,089	1,705,952
Millicom International Cellular SA	31,684	1,933,674
SES SA, Class A	227,780	1,865,640
Subsea 7 SA	55,827	1,427,055
Tenaris SA	78,950	1,753,712
		28,129,378

Mauritius 0.0%
Golden Agri-Resources Ltd.	6,164,900	1,399,419

Netherlands 3.0%
Aalberts NV	26,272	1,008,806
ABN AMRO Bank NV, GDR	144,315	5,317,033
AerCap Holdings NV	20,749	2,980,801
Airbus SE	32,886	7,529,241
Akzo Nobel NV	74,421	5,213,729
ASM International NV	1,723	1,447,033
ASML Holding NV	12,336	17,688,655

Schwab Fundamental International Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
ASR Nederland NV	14,383	1,044,646
Ferrari NV	2,836	945,936
Heineken Holding NV	35,385	2,630,134
Heineken NV	50,940	4,205,076
IMCD NV	7,062	660,102
ING Groep NV, Series N	479,194	14,131,860
Iveco Group NV	59,290	1,326,239
Koninklijke Ahold Delhaize NV	372,839	14,578,058
Koninklijke KPN NV	670,586	3,284,203
Koninklijke Philips NV	161,331	4,632,750
Magnum Ice Cream Co. NV *	60,584	1,075,629
NN Group NV	43,989	3,486,885
NXP Semiconductors NV	20,278	4,585,667
Prosus NV *	21,614	1,242,832
Randstad NV	61,622	2,205,237
SBM Offshore NV	38,669	1,389,000
Signify NV	71,035	1,508,041
Stellantis NV	2,252,703	22,104,526
STMicroelectronics NV	162,039	4,572,826
Universal Music Group NV	36,592	897,146
Wolters Kluwer NV	14,880	1,397,276
		133,089,367

New Zealand 0.1%
Fletcher Building Ltd. *	611,897	1,375,655
Spark New Zealand Ltd.	767,313	1,044,118
		2,419,773

Norway 0.8%
Aker BP ASA	115,527	3,400,870
DNB Bank ASA	113,880	3,265,320
Equinor ASA	530,549	14,260,366
Mowi ASA	74,060	1,707,237
Norsk Hydro ASA	484,988	4,305,664
Orkla ASA	114,374	1,360,863
Telenor ASA	173,716	2,922,174
Var Energi ASA	260,948	954,138
Yara International ASA	100,063	4,599,170
		36,775,802

Poland 0.5%
Bank Polska Kasa Opieki SA	20,357	1,238,072
KGHM Polska Miedz SA *	38,836	3,603,459
ORLEN SA	285,869	8,688,296
PGE Polska Grupa Energetyczna SA *	511,346	1,442,180
Powszechna Kasa Oszczednosci Bank Polski SA	52,439	1,363,984
Powszechny Zaklad Ubezpieczen SA	134,867	2,653,687
Tauron Polska Energia SA *	461,255	1,426,525
		20,416,203

Portugal 0.2%
EDP SA	805,169	4,117,186
Galp Energia SGPS SA	135,213	2,690,418
Jeronimo Martins SGPS SA	56,270	1,326,906
		8,134,510

Republic of Korea 8.5%
BNK Financial Group, Inc.	114,987	1,325,008
CJ CheilJedang Corp.	7,763	1,148,042
CJ Corp.	17,849	2,695,718
DB Insurance Co. Ltd.	12,256	1,210,028
Doosan Enerbility Co. Ltd. *	37,132	2,318,002
E-MART, Inc.	27,900	1,761,020
SECURITY	NUMBER OF SHARES	VALUE ($)
GS Holdings Corp.	92,516	4,406,612
Hana Financial Group, Inc.	62,365	4,333,250
Hankook Tire & Technology Co. Ltd.	35,608	1,574,899
Hanwha Corp. *	16,952	1,345,903
Hanwha Solutions Corp. *	45,120	861,461
HD Hyundai Co. Ltd.	16,563	2,687,973
HMM Co. Ltd.	155,532	2,155,777
Hyundai Engineering & Construction Co. Ltd.	38,616	2,741,062
Hyundai Glovis Co. Ltd.	14,852	2,504,036
Hyundai Mobis Co. Ltd.	27,477	8,585,375
Hyundai Motor Co.	55,336	19,262,764
Hyundai Steel Co.	123,476	2,679,830
KB Financial Group, Inc.	65,436	6,124,756
Kia Corp.	109,696	11,671,999
Korea Electric Power Corp. *	101,397	4,089,653
Korea Gas Corp. *	44,156	1,226,811
Korea Zinc Co. Ltd.	1,959	2,551,973
Korean Air Lines Co. Ltd. *	105,558	1,701,926
KT Corp.	34,209	1,353,431
KT&G Corp.	18,322	1,958,980
Kumho Petrochemical Co. Ltd. *	11,680	1,166,603
LG Chem Ltd.	25,083	5,385,854
LG Corp.	22,690	1,440,323
LG Display Co. Ltd. *	262,094	2,113,296
LG Electronics, Inc.	104,726	7,180,404
LG H&H Co. Ltd.	5,372	976,150
LG Innotek Co. Ltd.	10,346	1,756,766
LG Uplus Corp.	203,821	2,265,622
Lotte Chemical Corp.	23,027	1,328,930
NAVER Corp.	11,321	2,151,914
POSCO Holdings, Inc.	61,286	14,706,406
Samsung C&T Corp.	20,151	4,200,568
Samsung Electro-Mechanics Co. Ltd.	15,020	2,888,627
Samsung Electronics Co. Ltd.	1,521,279	168,062,860
Samsung Fire & Marine Insurance Co. Ltd.	4,731	1,646,680
Samsung SDI Co. Ltd. *	14,735	3,966,310
Samsung SDS Co. Ltd.	13,074	1,567,732
Shinhan Financial Group Co. Ltd.	116,459	6,806,298
SK Hynix, Inc.	52,337	32,678,021
SK Innovation Co. Ltd.	27,779	2,155,180
SK Telecom Co. Ltd.	64,483	3,249,683
SK, Inc.	37,994	8,774,020
S-Oil Corp. *	29,573	2,172,582
Woori Financial Group, Inc.	181,282	3,792,213
		376,709,331

Singapore 0.6%
DBS Group Holdings Ltd.	153,008	7,112,172
Keppel Ltd.	149,200	1,283,541
Olam Group Ltd.	1,391,000	977,078
Oversea-Chinese Banking Corp. Ltd.	363,044	6,059,037
Singapore Airlines Ltd.	331,170	1,653,205
Singapore Telecommunications Ltd.	829,786	2,994,441
United Overseas Bank Ltd.	165,652	4,992,608
Wilmar International Ltd.	1,232,966	3,292,070
		28,364,152

South Africa 0.1%
Valterra Platinum Ltd.	22,231	2,004,952

Spain 2.9%
Acerinox SA	75,901	1,127,483
ACS Actividades de Construccion y Servicios SA	33,313	3,737,590

Schwab Fundamental International Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Aena SME SA	41,937	1,302,460
Amadeus IT Group SA	21,264	1,425,680
Banco Bilbao Vizcaya Argentaria SA	873,274	22,166,875
Banco de Sabadell SA	594,391	2,331,667
Banco Santander SA	3,064,509	39,127,843
CaixaBank SA	293,853	3,878,911
Cellnex Telecom SA *	25,703	794,997
Endesa SA	70,012	2,580,118
Grifols SA	75,317	963,609
Iberdrola SA	712,218	16,012,613
Iberdrola SA, Interim Shares *(c)	9,523	214,103
Industria de Diseno Textil SA	93,641	6,093,229
International Consolidated Airlines Group SA	367,194	2,109,558
Mapfre SA	252,368	1,154,769
Naturgy Energy Group SA	31,988	1,004,041
Redeia Corp. SA	69,696	1,204,482
Repsol SA	749,284	14,761,713
Telefonica SA	2,033,125	8,230,692
		130,222,433

Sweden 1.9%
Alfa Laval AB	23,853	1,381,620
Assa Abloy AB, B Shares	91,982	3,719,194
Atlas Copco AB, A Shares	182,887	3,771,530
Atlas Copco AB, B Shares	98,512	1,772,001
Boliden AB *	75,473	5,285,125
Electrolux AB, B Shares *	163,113	1,317,561
Epiroc AB, A Shares	51,582	1,446,007
Epiroc AB, B Shares	29,471	734,921
Essity AB, B Shares	117,768	3,486,951
H & M Hennes & Mauritz AB, B Shares	135,593	2,715,268
Hexagon AB, B Shares	153,506	1,730,786
Husqvarna AB, B Shares	191,838	980,020
Sandvik AB	128,216	5,062,781
Securitas AB, B Shares	103,865	1,717,605
Skandinaviska Enskilda Banken AB, A Shares	183,484	3,943,882
Skanska AB, B Shares	91,153	2,768,516
SKF AB, B Shares	93,592	2,447,121
SSAB AB, A Shares	115,807	957,464
SSAB AB, B Shares	319,653	2,629,579
Svenska Handelsbanken AB, A Shares	179,572	2,830,962
Swedbank AB, A Shares	132,814	5,163,843
Tele2 AB, B Shares	118,072	2,172,350
Telefonaktiebolaget LM Ericsson, B Shares	638,075	6,910,456
Telia Co. AB	584,072	2,668,309
Trelleborg AB, B Shares	29,401	1,189,747
Volvo AB, A Shares	39,688	1,441,991
Volvo AB, B Shares	286,514	10,411,173
Volvo Car AB, B Shares *(a)	466,332	1,556,201
		82,212,964

Switzerland 4.6%
ABB Ltd.	101,950	8,777,693
Adecco Group AG	113,398	3,332,358
Alcon AG	33,593	2,719,094
Amrize Ltd. *	38,383	2,030,457
Barry Callebaut AG	897	1,582,323
Bucher Industries AG	2,044	948,220
Chocoladefabriken Lindt & Spruengli AG	6	886,870
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	61	876,660
Cie Financiere Richemont SA, Class A	32,693	6,346,023
Coca-Cola HBC AG *	25,260	1,371,862
DSM-Firmenich AG	26,986	2,127,942
SECURITY	NUMBER OF SHARES	VALUE ($)
Garmin Ltd.	9,984	2,013,174
Geberit AG	2,271	1,734,113
Givaudan SA	466	1,801,317
Holcim AG *	63,509	6,545,799
Julius Baer Group Ltd.	22,524	1,881,436
Kuehne & Nagel International AG	12,292	2,846,362
Logitech International SA	16,611	1,431,073
Lonza Group AG	4,008	2,723,236
Nestle SA	303,825	28,992,960
Novartis AG	194,487	28,855,992
Partners Group Holding AG	977	1,332,182
Roche Holding AG	94,853	43,133,412
Roche Holding AG, Bearer Shares	4,125	1,906,250
Sandoz Group AG	50,873	4,030,455
Schindler Holding AG	1,762	648,031
Schindler Holding AG, Participation Certificates	3,208	1,237,782
SGS SA	10,550	1,269,792
Sika AG	12,586	2,415,134
Sonova Holding AG	3,588	981,976
Sunrise Communications AG, Class A	20,007	1,135,525
Swatch Group AG	18,366	870,152
Swatch Group AG, Bearer Shares	8,393	1,980,224
Swiss Life Holding AG	2,759	3,025,388
Swiss Re AG	23,531	3,759,872
Swisscom AG	4,486	3,683,369
Transocean Ltd. *	290,609	1,444,327
UBS Group AG	246,916	11,682,924
Zurich Insurance Group AG	16,139	11,481,636
		205,843,395

United Kingdom 13.8%
3i Group PLC	35,348	1,623,856
Aberdeen Group PLC	501,566	1,497,570
Admiral Group PLC	26,822	1,009,418
Anglo American PLC	400,961	18,591,680
Anglogold Ashanti PLC	34,412	3,195,843
Antofagasta PLC	45,964	2,277,586
ARM Holdings PLC, ADR *	3,435	361,912
Ashtead Group PLC	63,495	4,087,789
Associated British Foods PLC	87,236	2,279,852
AstraZeneca PLC	95,817	17,852,060
Aviva PLC	427,345	3,725,529
BAE Systems PLC	303,292	8,233,449
Balfour Beatty PLC	147,152	1,440,959
Barclays PLC	2,697,444	18,002,926
Barratt Redrow PLC	421,943	2,246,733
Bellway PLC	41,508	1,544,718
Berkeley Group Holdings PLC	22,533	1,273,088
BP PLC	7,292,727	46,239,947
British American Tobacco PLC	472,688	28,556,788
BT Group PLC	3,531,440	9,282,462
Bunzl PLC	74,089	2,077,683
Burberry Group PLC *	116,652	1,762,486
Centrica PLC	1,632,373	4,274,386
CK Hutchison Holdings Ltd.	1,474,088	11,886,014
Coca-Cola Europacific Partners PLC	22,300	2,044,910
Compass Group PLC	157,261	4,715,539
Croda International PLC	28,521	1,065,826
Currys PLC	1,040,702	2,085,623
Diageo PLC	291,367	6,704,442
Dowlais Group PLC	1,217,311	1,551,462
Drax Group PLC	141,923	1,749,746
Firstgroup PLC	370,031	943,803
GSK PLC	697,994	18,051,294
Haleon PLC	1,079,951	5,648,035
Hays PLC	1,479,975	962,388
HSBC Holdings PLC	2,561,283	45,183,403

Schwab Fundamental International Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Imperial Brands PLC	179,710	7,568,987
Inchcape PLC	134,925	1,507,460
Informa PLC	102,932	1,242,165
Intertek Group PLC	18,718	1,148,305
Investec PLC	135,335	1,125,929
ITV PLC	1,142,418	1,273,732
J Sainsbury PLC	1,279,822	5,607,812
JD Sports Fashion PLC	934,897	1,046,269
Johnson Matthey PLC	130,443	4,218,247
Kingfisher PLC	1,091,263	5,028,968
Legal & General Group PLC	1,021,613	3,709,288
Lloyds Banking Group PLC	10,236,876	15,285,745
London Stock Exchange Group PLC	22,132	2,468,649
M&G PLC	975,736	4,136,385
Marks & Spencer Group PLC	504,085	2,528,088
Melrose Industries PLC	215,206	1,850,327
Mondi PLC	174,750	2,042,166
National Grid PLC	622,664	10,578,781
NatWest Group PLC	1,175,969	10,718,700
Next PLC	13,183	2,393,491
Pearson PLC	112,007	1,473,222
Persimmon PLC	144,756	2,787,599
Phoenix Group Holdings PLC	113,104	1,146,386
Prudential PLC	310,254	5,095,998
Reckitt Benckiser Group PLC	94,874	7,908,687
RELX PLC	95,388	3,381,697
Rentokil Initial PLC	258,380	1,603,717
Rio Tinto PLC	371,261	33,871,738
Rolls-Royce Holdings PLC	105,178	1,758,258
RS Group PLC	120,758	1,108,868
Sage Group PLC	71,008	931,142
Serco Group PLC	367,072	1,507,173
Severn Trent PLC	36,411	1,462,476
Shell PLC	2,443,293	93,918,952
Smith & Nephew PLC	128,788	2,194,967
Smiths Group PLC	48,225	1,656,134
SSE PLC	159,507	5,301,607
St. James's Place PLC	62,644	1,308,340
Standard Chartered PLC	365,843	9,360,617
Taylor Wimpey PLC	1,373,364	2,007,804
Tesco PLC	2,315,731	13,474,776
Travis Perkins PLC	177,303	1,517,718
Unilever PLC	265,122	18,036,086
United Utilities Group PLC	92,853	1,590,158
Vodafone Group PLC	18,428,337	27,139,904
Whitbread PLC	38,423	1,434,269
		612,488,992

United States 0.2%
Aegon Ltd.	171,779	1,349,234
Autoliv, Inc.	15,478	1,876,553
Coronado Global Resources, Inc., CDI (a)	5,842,386	1,644,918
Lululemon Athletica, Inc. *	10,772	1,879,714
		6,750,419
Total Common Stocks (Cost $2,724,522,229)		4,365,643,298

PREFERRED STOCKS 1.5% OF NET ASSETS

Germany 0.8%
Bayerische Motoren Werke AG	31,927	3,293,125
Dr. Ing hc F Porsche AG (a)	20,960	1,019,974
FUCHS SE	14,155	611,876
Henkel AG & Co. KGaA	23,754	2,086,834
SECURITY	NUMBER OF SHARES	VALUE ($)
Porsche Automobil Holding SE	45,414	1,943,059
Volkswagen AG	222,575	26,999,465
		35,954,333

Italy 0.1%
Telecom Italia SpA - RSP *	4,208,283	3,341,483

Republic of Korea 0.6%
Hanwha Corp. *	13,253	440,499
Hyundai Motor Co.	10,539	1,945,588
Hyundai Motor Co. 2nd	16,375	3,092,729
LG Chem Ltd.	4,930	543,163
Samsung Electronics Co. Ltd.	254,995	20,654,856
Samsung Fire & Marine Insurance Co. Ltd.	719	187,231
		26,864,066

Spain 0.0%
Grifols SA, B Shares	59,134	548,100
Total Preferred Stocks (Cost $48,135,751)		66,707,982

RIGHTS 0.0% OF NET ASSETS

Spain 0.0%
ACS Actividades de Construccion y Servicios SA
expires 02/06/26, strike EUR 0.46 *	31,771	17,474
Total Rights (Cost $17,016)		17,474

WARRANTS 0.0% OF NET ASSETS

Canada 0.0%
Constellation Software, Inc.
expires 03/31/40 *(c)	290	1,478
Total Warrants (Cost $0)		1,478

SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.65% (d)(e)	11,988,549	11,988,549
Total Short-Term Investments (Cost $11,988,549)		11,988,549
Total Investments in Securities (Cost $2,784,663,545)		4,444,358,781

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 03/20/26	100	15,184,000	(219,212)

Schwab Fundamental International Equity Index Fund
Portfolio Holdings (Unaudited) continued

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $11,234,630.
(b)	Security is traded on separate exchanges for the same issuer.
(c)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

EUR —	Euro

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2026 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$929,817,568	$—	$929,817,568
Canada	362,350,789	—	—	362,350,789
Germany	7,337,959	318,386,992	—	325,724,951
Hong Kong	495,443	44,470,704	—	44,966,147
Ireland	28,798,297	14,465,082	—	43,263,379
Israel	15,179,134	10,642,683	—	25,821,817
Japan	11,028,335	1,023,367,391	—	1,034,395,726
Jersey	5,972,282	60,901,749	—	66,874,031
Luxembourg	1,933,674	26,195,704	—	28,129,378
Netherlands	8,642,097	124,447,270	—	133,089,367
New Zealand	1,044,118	1,375,655	—	2,419,773
Norway	2,922,174	33,853,628	—	36,775,802
Republic of Korea	5,871,282	370,838,049	—	376,709,331
Spain	3,584,159	126,424,171	214,103	130,222,433
Switzerland	3,457,501	202,385,894	—	205,843,395
United Kingdom	18,838,290	593,650,702	—	612,488,992
United States	3,756,267	2,994,152	—	6,750,419
Preferred Stocks[1]	—	66,707,982	—	66,707,982
Rights[1]	17,474	—	—	17,474
Warrants
Canada	—	—	1,478	1,478
Short-Term Investments[1]	11,988,549	—	—	11,988,549
Liabilities
Futures Contracts[2]	(219,212)	—	—	(219,212)
Total	$492,998,612	$3,950,925,376	$215,581	$4,444,139,569

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab Fundamental International Small Equity Index Fund

Portfolio Holdings as of January 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Australia 5.2%
Accent Group Ltd.	162,150	104,137
ALS Ltd.	43,656	744,399
Amotiv Ltd.	28,028	163,515
AMP Ltd.	491,903	575,879
Ansell Ltd.	31,401	711,929
ARB Corp. Ltd.	8,239	147,346
ASX Ltd.	12,460	495,962
Austal Ltd. *	53,541	258,198
Bank of Queensland Ltd.	108,261	509,894
Bapcor Ltd.	139,728	206,588
Beach Energy Ltd.	620,086	531,502
Bega Cheese Ltd.	78,630	332,821
Bendigo & Adelaide Bank Ltd.	77,639	591,205
Breville Group Ltd.	8,733	194,596
CAR Group Ltd.	12,665	242,344
Challenger Ltd.	48,749	310,504
Champion Iron Ltd.	134,517	543,304
Charter Hall Group	34,484	549,165
Cleanaway Waste Management Ltd.	300,148	514,467
Cochlear Ltd.	3,349	624,231
Credit Corp. Group Ltd.	18,673	183,417
Dexus	108,806	507,609
Domino's Pizza Enterprises Ltd.	15,611	247,278
Eagers Automotive Ltd.	48,079	892,521
Elders Ltd.	75,608	387,320
Evolution Mining Ltd.	141,502	1,358,876
Flight Centre Travel Group Ltd.	20,337	228,085
G8 Education Ltd.	274,134	127,371
GPT Group	149,405	548,916
GrainCorp Ltd., Class A	154,984	777,158
Harvey Norman Holdings Ltd.	131,428	590,600
Healius Ltd.	612,923	383,688
Helia Group Ltd.	68,662	277,638
IDP Education Ltd.	43,340	188,603
IGO Ltd. *	119,395	682,489
Iluka Resources Ltd.	143,836	527,142
Inghams Group Ltd.	143,109	248,738
Insignia Financial Ltd. *	112,796	364,450
IPH Ltd.	49,397	128,176
IRESS Ltd.	29,404	165,545
Lottery Corp. Ltd.	110,026	391,959
Lynas Rare Earths Ltd. *	33,356	335,766
Magellan Financial Group Ltd.	59,393	359,053
Mirvac Group	620,715	862,028
Monadelphous Group Ltd.	22,159	476,778
Myer Holdings Ltd. *	504,050	152,136
New Hope Corp. Ltd.	205,689	644,978
nib holdings Ltd.	95,095	443,544
Nickel Industries Ltd.	608,803	385,412
Nine Entertainment Co. Holdings Ltd.	582,419	461,865
NRW Holdings Ltd.	138,076	498,209
Nufarm Ltd. *	226,546	369,939
Orora Ltd.	393,173	558,307
Perenti Ltd.	338,870	652,362
Perpetual Ltd.	20,357	254,916
Perseus Mining Ltd.	142,092	547,266
PLS Group Ltd. *	342,305	1,004,384
SECURITY	NUMBER OF SHARES	VALUE ($)
Premier Investments Ltd.	17,063	158,044
Qantas Airways Ltd.	83,485	583,696
Qube Holdings Ltd.	201,838	667,593
Ramelius Resources Ltd.	114,112	351,444
REA Group Ltd.	1,456	191,440
Reece Ltd.	60,967	624,055
Region Group	130,629	209,522
Regis Resources Ltd.	125,496	654,117
Reliance Worldwide Corp. Ltd.	142,323	369,835
Sandfire Resources Ltd. *	43,467	589,805
SEEK Ltd.	26,575	385,988
Service Stream Ltd.	123,402	195,581
SGH Ltd.	16,725	536,004
Sigma Healthcare Ltd.	143,660	307,841
Sims Ltd.	91,890	1,286,567
Stanmore Resources Ltd.	127,935	267,809
Steadfast Group Ltd.	77,682	281,325
Super Retail Group Ltd.	50,054	510,764
Tabcorp Holdings Ltd.	700,224	429,853
TPG Telecom Ltd.	141,856	382,666
Treasury Wine Estates Ltd.	169,768	632,621
Ventia Services Group Pty. Ltd.	113,452	454,371
Vicinity Ltd.	464,872	793,094
		36,430,543

Austria 0.7%
ANDRITZ AG	11,893	1,029,034
EVN AG	7,801	262,852
Kontron AG	6,529	181,142
Lenzing AG *	6,662	201,126
Mayr Melnhof Karton AG	7,369	835,175
Oesterreichische Post AG	6,827	266,246
Palfinger AG	5,288	227,226
Strabag SE	5,340	553,855
Telekom Austria AG	27,212	289,334
UNIQA Insurance Group AG	22,096	409,593
Verbund AG	4,131	303,114
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,668	602,735
		5,161,432

Belgium 1.0%
Ackermans & van Haaren NV	3,127	925,180
Aedifica SA	2,896	255,016
Azelis Group NV	31,051	307,484
Barco NV	15,801	216,915
Bekaert SA	18,951	929,677
Cofinimmo SA	3,727	387,534
Colruyt Group NV	16,044	615,414
Deme Group NV	1,145	228,244
D'ieteren Group	1,743	397,018
Elia Group SA	4,304	623,136
Fagron	8,154	214,363
KBC Ancora	2,356	216,510
Lotus Bakeries NV	16	188,634
Melexis NV	3,404	257,335
Ontex Group NV *(a)	39,618	230,418
Solvay SA	17,314	509,727
Tessenderlo Group SA	6,964	225,889

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Titan SA	3,279	221,246
Warehouses De Pauw CVA	8,999	254,993
		7,204,733

Canada 9.1%
Advantage Energy Ltd. *	34,123	275,911
Aecon Group, Inc.	26,272	681,087
Air Canada *	42,768	592,059
Alamos Gold, Inc., Class A	18,942	701,952
Algoma Steel Group, Inc.	127,046	531,827
Allied Properties Real Estate Investment Trust	28,389	292,928
Altus Group Ltd.	3,854	130,764
Aris Mining Corp. *	26,155	452,548
Aritzia, Inc. *	5,275	415,794
Athabasca Oil Corp. *	97,121	569,895
AtkinsRealis Group, Inc.	15,273	1,071,852
ATS Corp. *	11,105	315,620
Badger Infrastructure Solutions Ltd.	4,662	263,597
Baytex Energy Corp.	354,787	1,224,616
Birchcliff Energy Ltd.	94,254	506,694
Bird Construction, Inc.	8,900	197,131
Bombardier, Inc., Class B *	5,813	993,032
Boralex, Inc., Class A	15,563	288,595
Boyd Group, Inc.	2,841	465,631
Brookfield Business Corp., Class A	12,555	445,531
Brookfield Infrastructure Corp., Class A	25,040	1,197,521
Brookfield Renewable Corp.	23,049	959,945
Brookfield Wealth Solutions Ltd. *	4,780	218,081
BRP, Inc.	12,673	956,490
CAE, Inc. *	29,105	932,796
Cameco Corp.	8,145	1,007,380
Canaccord Genuity Group, Inc.	25,758	224,353
Canada Goose Holdings, Inc. *	13,448	163,156
Canada Packers, Inc.	2,919	34,235
Canadian Apartment Properties REIT	17,666	500,276
Canadian Solar, Inc. *(a)	38,680	739,755
Canadian Utilities Ltd., Class A	26,931	871,626
Canfor Corp. *	74,243	781,878
Capstone Copper Corp. *	40,417	447,907
Cardinal Energy Ltd.	33,047	215,273
Cargojet, Inc.	3,538	241,540
Cascades, Inc.	68,915	647,320
Celestica, Inc. *	5,496	1,544,402
Centerra Gold, Inc.	68,457	1,146,774
CES Energy Solutions Corp.	48,344	504,157
Chartwell Retirement Residences	21,155	314,144
Chemtrade Logistics Income Fund	45,934	532,998
China Gold International Resources Corp. Ltd.	32,500	822,931
Choice Properties Real Estate Investment Trust	27,878	312,019
Cogeco Communications, Inc.	15,353	739,997
Colliers International Group, Inc.	3,066	418,948
Crombie Real Estate Investment Trust	21,940	251,360
Definity Financial Corp.	6,408	313,612
Descartes Systems Group, Inc. *	2,352	175,651
DPM Metals, Inc.	22,677	791,234
Dream Industrial Real Estate Investment Trust	23,498	221,925
E-L Financial Corp. Ltd.	12,913	164,536
Eldorado Gold Corp. *	23,525	1,009,313
Enerflex Ltd.	33,687	618,249
Enghouse Systems Ltd.	9,572	131,526
EQB, Inc.	3,115	242,927
Equinox Gold Corp. *	51,409	735,466
ERO Copper Corp. *	11,902	399,283
Exchange Income Corp.	8,722	608,519
SECURITY	NUMBER OF SHARES	VALUE ($)
First Capital Real Estate Investment Trust	29,185	424,170
First Majestic Silver Corp.	25,930	539,871
FirstService Corp.	2,834	439,071
Fortuna Mining Corp. *	42,487	415,618
GFL Environmental, Inc.	11,229	482,344
Gibson Energy, Inc.	45,598	897,795
goeasy Ltd.	2,284	209,873
Granite Real Estate Investment Trust	6,516	420,395
H&R Real Estate Investment Trust	71,764	566,565
Hudbay Minerals, Inc.	54,089	1,281,071
IAMGOLD Corp. *	47,832	868,012
IGM Financial, Inc.	15,621	755,553
International Petroleum Corp. *	16,214	338,894
Killam Apartment Real Estate Investment Trust	11,669	150,313
Labrador Iron Ore Royalty Corp.	8,067	174,889
Lassonde Industries, Inc., Class A	1,081	175,450
Laurentian Bank of Canada	14,056	412,911
Leon's Furniture Ltd.	7,962	160,918
Maple Leaf Foods, Inc.	19,601	363,187
Mullen Group Ltd.	38,471	454,312
New Gold, Inc. *	44,836	450,451
NFI Group, Inc. *	22,474	272,992
North West Co., Inc.	13,431	479,478
Northland Power, Inc.	66,893	922,103
Northwest Healthcare Properties Real Estate Investment Trust	39,684	162,915
NuVista Energy Ltd. *	37,327	510,980
OceanaGold Corp.	28,171	912,793
Onex Corp.	3,119	265,756
OR Royalties, Inc.	6,191	244,112
Pan American Silver Corp.	25,760	1,403,543
Paramount Resources Ltd., Class A	22,121	417,190
Parex Resources, Inc.	79,412	1,178,073
Pason Systems, Inc.	18,377	162,898
Peyto Exploration & Development Corp.	28,681	516,896
Precision Drilling Corp. *	6,764	539,471
Premium Brands Holdings Corp.	10,655	732,426
RB Global, Inc.	7,330	832,024
Richelieu Hardware Ltd.	13,276	397,017
RioCan Real Estate Investment Trust	55,604	796,706
Russel Metals, Inc.	31,218	1,106,208
Sagicor Financial Co. Ltd.	40,731	292,250
Secure Waste Infrastructure Corp.	69,548	897,410
Sienna Senior Living, Inc.	11,908	185,487
SmartCentres Real Estate Investment Trust	16,108	315,736
Spin Master Corp.	12,271	167,711
SSR Mining, Inc. *	49,416	1,126,481
Stantec, Inc.	8,561	848,398
Stella-Jones, Inc.	12,690	850,877
Superior Plus Corp.	109,235	585,624
Tamarack Valley Energy Ltd.	80,494	544,450
Teekay Tankers Ltd., Class A	6,620	427,122
TMX Group Ltd.	13,611	502,497
Torex Gold Resources, Inc.	16,307	784,901
TransAlta Corp.	57,388	733,339
Transcontinental, Inc., Class A	42,954	728,702
Winpak Ltd.	6,614	208,914
		63,591,710

China 1.2%
Alibaba Health Information Technology Ltd. *	384,000	318,485
Bosideng International Holdings Ltd.	946,000	577,340
Budweiser Brewing Co. APAC Ltd.	401,700	396,064
China Medical System Holdings Ltd.	311,000	557,860
China Water Affairs Group Ltd.	374,000	258,159
Chow Tai Fook Jewellery Group Ltd.	358,800	659,435

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
FIH Mobile Ltd. *	237,500	607,107
GCL Technology Holdings Ltd. *	5,734,000	793,311
Hopson Development Holdings Ltd. *	864,200	384,969
JOYY, Inc., ADR	14,354	923,680
Lee & Man Paper Manufacturing Ltd.	774,000	353,806
Sino Biopharmaceutical Ltd.	1,154,000	979,176
Towngas Smart Energy Co. Ltd. *	349,000	163,822
VSTECS Holdings Ltd.	356,000	352,230
Want Want China Holdings Ltd.	980,000	591,042
Xinyi Glass Holdings Ltd.	598,000	781,415
		8,697,901

Cyprus 0.1%
Frontline PLC	25,631	732,534

Denmark 1.5%
AL Sydbank	5,444	493,032
Alm Brand AS	148,196	410,457
D/S Norden AS	22,496	1,016,151
Demant AS *	9,994	349,824
Dfds AS *	27,401	429,508
FLSmidth & Co. AS	8,546	732,552
GN Store Nord AS *	32,990	579,101
H Lundbeck AS	66,388	445,088
Jyske Bank AS	5,424	789,336
Matas AS (a)	8,678	132,982
Netcompany Group AS *	4,467	235,763
NKT AS *	4,009	524,322
NTG Nordic Transport Group AS *	4,530	138,535
Per Aarsleff Holding AS	3,602	513,655
Ringkjoebing Landbobank AS	854	215,283
Rockwool AS, B Shares	22,899	773,299
Royal Unibrew AS	6,723	633,405
Scandinavian Tobacco Group AS, A Shares	35,865	557,779
Schouw & Co. AS	4,181	441,215
Tryg AS	33,642	817,602
		10,228,889

Finland 1.3%
Hiab OYJ, B shares	3,372	200,369
Huhtamaki OYJ	25,172	883,405
Kalmar OYJ, B Shares	11,208	573,040
Kemira OYJ	31,596	743,165
Kojamo OYJ *	14,113	159,426
Konecranes OYJ	8,863	1,043,726
Mandatum OYJ	58,883	480,210
Metsa Board OYJ, B Shares	93,997	291,990
Nokian Renkaat OYJ	81,220	1,041,999
Olvi OYJ, Class A	4,052	160,890
Orion OYJ, B Shares	10,897	901,161
Sanoma OYJ	22,916	262,146
Terveystalo OYJ	22,991	276,280
TietoEVRY OYJ	44,807	972,659
Tokmanni Group Corp.	19,832	181,027
Valmet OYJ	28,804	987,013
		9,158,506

France 3.8%
Aeroports de Paris SA	3,517	464,672
Air France-KLM *	60,444	775,382
Alten SA	9,057	887,866
Amundi SA	10,666	948,305
Beneteau SACA	14,416	135,578
BioMerieux	3,942	457,771
Carmila SA *	10,948	211,848
SECURITY	NUMBER OF SHARES	VALUE ($)
Cie de L'Odet SE	224	350,335
Clariane SE *	209,784	947,433
Coface SA	21,913	400,770
Constellium SE, Class A *	69,344	1,558,160
Covivio SA	7,649	488,663
Criteo SA, ADR *	17,779	340,823
Dassault Aviation SA	951	361,546
Derichebourg SA	59,104	557,048
Edenred SE	28,446	595,824
Eramet SA	4,965	430,287
Eurazeo SE	3,879	233,008
FDJ UNITED	14,373	380,394
Fnac Darty SA	16,940	713,201
Gaztransport Et Technigaz SA	1,770	381,344
Gecina SA	5,616	515,836
Getlink SE	25,321	501,214
ICADE	15,659	386,733
ID Logistics Group SACA *	357	173,160
Imerys SA	18,566	578,904
Ipsen SA	5,108	834,470
IPSOS SA	13,052	553,714
JCDecaux SE	25,971	512,246
Klepierre SA	24,135	929,762
Mercialys SA	12,788	160,898
Metropole Television SA	22,048	315,824
Nexans SA	6,850	1,078,959
Nexity SA *	60,951	689,183
Opmobility	39,610	758,916
Pierre Et Vacances SA *	84,708	181,809
Remy Cointreau SA	5,201	248,032
Sartorius Stedim Biotech	1,539	343,917
Societe BIC SA	8,097	521,600
SOITEC *	5,210	162,252
Sopra Steria Group	4,265	779,066
SPIE SA	18,932	1,037,358
Stef SA	1,340	198,876
Television Francaise 1 SA	46,970	453,980
Trigano SA	2,497	496,831
Ubisoft Entertainment SA *	67,866	350,134
Vallourec SACA	38,956	826,757
Verallia SA	19,384	507,431
Vicat SACA	6,421	594,972
Virbac SACA	575	239,699
Vivendi SE *	98,085	273,651
		26,826,442

Germany 3.4%
AIXTRON SE	12,432	285,207
Auto1 Group SE *	12,908	424,581
Bechtle AG	19,697	1,020,938
Bilfinger SE	5,349	749,441
CANCOM SE	8,752	294,473
Carl Zeiss Meditec AG, Bearer Shares	6,084	201,925
Ceconomy AG *	112,437	594,416
Cewe Stiftung & Co. KGaA	1,536	183,976
CTS Eventim AG & Co. KGaA	1,578	132,617
Delivery Hero SE *	11,064	308,566
Deutsche Pfandbriefbank AG	67,958	335,325
Deutz AG	50,765	650,081
Duerr AG	18,144	483,600
DWS Group GmbH & Co. KGaA	4,683	342,862
Fielmann Group AG	3,140	153,901
Fraport AG Frankfurt Airport Services Worldwide *	3,838	355,112
Gerresheimer AG (a)	10,698	319,539
Grenke AG	8,844	150,955
Hella GmbH & Co. KGaA	1,558	150,589
HelloFresh SE *	72,163	473,996

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hensoldt AG	2,469	245,277
HOCHTIEF AG	1,157	485,182
Hornbach Holding AG & Co. KGaA	5,794	553,643
HUGO BOSS AG	12,351	512,117
Jenoptik AG	11,826	373,221
JOST Werke SE	3,951	293,051
Kloeckner & Co. SE (a)	125,345	1,632,880
Knorr-Bremse AG	8,913	1,037,787
Krones AG	2,617	421,127
LEG Immobilien SE	7,664	554,165
Mutares SE & Co. KGaA (a)	6,418	248,026
Nemetschek SE	1,442	125,994
Nordex SE *	8,739	349,878
Rational AG	285	228,375
SAF-Holland SE	15,636	314,335
Salzgitter AG	28,844	1,547,804
Scout24 SE	3,311	329,647
Siltronic AG (a)	6,960	432,136
Sixt SE	2,878	225,524
Stabilus SE	14,173	325,367
Stroeer SE & Co. KGaA	4,205	168,122
Suedzucker AG	36,925	422,754
TAG Immobilien AG	20,954	355,492
Talanx AG	6,604	832,967
TeamViewer SE *	16,461	110,064
Traton SE	21,078	821,381
TUI AG *	65,671	700,185
United Internet AG	33,517	1,090,406
Wacker Chemie AG	9,772	793,609
Wacker Neuson SE	9,167	209,363
Wuestenrot & Wuerttembergische AG	14,308	254,681
		23,606,660

Guernsey 0.0%
Burford Capital Ltd.	16,779	159,889

Hong Kong 2.8%
ASMPT Ltd.	76,400	1,018,869
Bank of East Asia Ltd.	247,800	473,323
Brightoil Petroleum Holdings Ltd. *(b)	1,150,000	0
Cathay Pacific Airways Ltd.	252,363	395,684
CK Infrastructure Holdings Ltd.	27,000	221,758
Crystal International Group Ltd.	213,000	200,844
CTF Services Ltd.	207,633	243,229
Dah Sing Financial Holdings Ltd.	54,000	261,129
DFI Retail Group Holdings Ltd.	109,700	451,703
Fortune Real Estate Investment Trust	278,000	180,679
Futu Holdings Ltd., ADR *	2,340	380,414
Galaxy Entertainment Group Ltd.	164,000	833,245
Grand Pharmaceutical Group Ltd.	211,500	211,637
Hang Lung Group Ltd.	301,000	648,459
Hang Lung Properties Ltd.	297,614	359,123
Henderson Land Development Co. Ltd.	204,000	811,434
HK Electric Investments & HK Electric Investments Ltd.	387,000	330,917
HKBN Ltd.	348,000	311,379
Hongkong Land Holdings Ltd.	152,800	1,296,488
Hysan Development Co. Ltd.	127,000	348,790
Johnson Electric Holdings Ltd.	169,500	583,845
Kerry Properties Ltd.	209,500	635,992
Kingboard Laminates Holdings Ltd.	297,000	557,634
Luk Fook Holdings International Ltd.	140,000	575,139
Man Wah Holdings Ltd.	512,800	318,063
Melco Resorts & Entertainment Ltd., ADR *	46,261	280,342
MTR Corp. Ltd.	218,500	966,167
Nine Dragons Paper Holdings Ltd. *	1,245,000	1,311,629
PAX Global Technology Ltd.	328,000	206,992
SECURITY	NUMBER OF SHARES	VALUE ($)
PCCW Ltd.	1,159,000	866,173
Sino Land Co. Ltd.	400,000	601,964
Skyworth Group Ltd. *	916,000	834,086
Stella International Holdings Ltd.	150,500	278,186
Swire Properties Ltd.	132,000	400,099
United Laboratories International Holdings Ltd.	174,000	264,933
Vitasoy International Holdings Ltd.	158,000	141,337
VTech Holdings Ltd.	70,700	550,575
Wharf Holdings Ltd.	133,000	429,708
Wharf Real Estate Investment Co. Ltd.	305,000	1,058,887
		19,840,855

Indonesia 0.1%
First Pacific Co. Ltd.	990,000	774,620

Ireland 0.6%
Alkermes PLC *	9,268	314,092
Cairn Homes PLC	87,406	215,966
Cimpress PLC *	4,302	340,245
Dole PLC	33,606	535,344
Glanbia PLC	60,368	1,161,373
Glenveagh Properties PLC *	121,213	281,325
Grafton Group PLC, CDI	67,310	860,612
Greencore Group PLC	184,222	729,772
		4,438,729

Israel 2.1%
Alony Hetz Properties & Investments Ltd.	22,210	293,066
Azrieli Group Ltd.	1,588	212,959
Bezeq The Israeli Telecommunication Corp. Ltd.	351,773	903,418
Cellcom Israel Ltd.	25,787	306,203
Clal Insurance Enterprises Holdings Ltd.	6,495	472,362
Delek Automotive Systems Ltd.	19,772	147,644
Delek Group Ltd.	2,938	826,754
Delta Galil Ltd.	3,109	169,309
Elbit Systems Ltd.	1,269	897,562
Elco Ltd.	2,779	145,874
Electra Ltd.	4,810	166,827
Equital Ltd. *	4,988	233,454
Fattal Holdings 1998 Ltd. *	907	186,585
FIBI Holdings Ltd.	4,397	391,299
First International Bank of Israel Ltd.	5,843	496,081
Formula Systems 1985 Ltd.	2,188	349,193
Harel Insurance Investments & Financial Services Ltd.	11,173	512,488
Inmode Ltd. *	10,968	172,307
Isracard Ltd.	47,793	226,700
Israel Corp. Ltd.	2,879	860,503
Mivne Real Estate KD Ltd.	41,705	194,351
Nice Ltd. *	5,609	593,286
Nova Ltd. *	631	288,897
Partner Communications Co. Ltd.	24,154	293,500
Paz Retail & Energy Ltd.	1,244	304,212
Phoenix Financial Ltd.	17,570	852,807
Plus500 Ltd.	15,281	879,597
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,687	192,285
Shikun & Binui Ltd. *	35,090	204,585
Shufersal Ltd.	38,755	500,523
Strauss Group Ltd.	8,207	309,752
Taboola.com Ltd. *	44,173	176,692
Tower Semiconductor Ltd. *	12,657	1,671,279
		14,432,354

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Italy 2.2%
ACEA SpA	11,328	315,737
Amplifon SpA	17,577	283,388
Azimut Holding SpA	18,615	786,370
Banca Generali SpA	5,846	393,904
Banca Mediolanum SpA	38,521	903,633
Banca Monte dei Paschi di Siena SpA	59,499	617,230
Banca Popolare di Sondrio SpA	31,407	642,159
BFF Bank SpA *	24,604	235,932
Buzzi SpA	13,056	743,168
Danieli & C Officine Meccaniche SpA	2,963	218,753
De' Longhi SpA	11,740	518,992
DiaSorin SpA	2,934	251,511
Enav SpA	44,740	258,219
ERG SpA	10,107	268,987
FinecoBank Banca Fineco SpA	32,908	872,399
Hera SpA	209,482	1,036,664
Infrastrutture Wireless Italiane SpA	23,362	206,535
Interpump Group SpA	10,713	621,515
Iren SpA	207,892	665,429
Italgas SpA	88,265	1,060,432
Lottomatica Group SpA	7,861	193,366
Nexi SpA	103,837	443,328
OVS SpA	48,755	275,580
Piaggio & C SpA (a)	76,592	158,398
Pirelli & C SpA	93,874	706,891
PRADA SpA	56,600	290,097
Recordati Industria Chimica e Farmaceutica SpA	7,856	432,860
Reply SpA	1,876	245,949
Saipem SpA	232,992	860,499
Salvatore Ferragamo SpA *(a)	24,439	192,525
Sesa SpA	1,749	185,530
SOL SpA	3,382	182,002
Technogym SpA	10,488	219,020
Webuild SpA	42,490	175,990
		15,462,992

Japan 31.3%
& ST HD Co. Ltd.	11,980	215,599
77 Bank Ltd.	7,800	428,372
ABC-Mart, Inc.	19,600	313,643
Acom Co. Ltd.	84,400	279,198
Activia Properties, Inc.	236	220,408
ADEKA Corp.	32,300	960,095
Advance Residence Investment Corp.	246	266,982
AEON Financial Service Co. Ltd.	39,700	433,353
AEON REIT Investment Corp.	267	231,088
Aica Kogyo Co. Ltd.	17,500	397,225
Aichi Steel Corp.	17,100	340,507
Ain Holdings, Inc.	12,200	509,470
Aisan Industry Co. Ltd.	15,900	226,315
ALSOK Co. Ltd.	109,500	848,287
Amano Corp.	13,800	350,238
Anritsu Corp.	33,800	468,365
AOKI Holdings, Inc.	14,600	174,349
Aoyama Trading Co. Ltd.	17,200	291,944
Aozora Bank Ltd.	20,200	327,262
Arata Corp.	31,000	618,472
ARCLANDS Corp.	24,700	305,841
Arcs Co. Ltd.	38,000	853,717
ARE Holdings, Inc.	28,100	658,752
Artience Co. Ltd.	18,300	438,730
As One Corp.	11,760	176,647
Asahi Intecc Co. Ltd.	14,300	238,383
Asics Corp.	28,900	695,700
ASKUL Corp.	17,500	154,569
SECURITY	NUMBER OF SHARES	VALUE ($)
Autobacs Seven Co. Ltd.	38,000	404,797
Azbil Corp.	78,400	686,134
BayCurrent, Inc.	4,700	165,606
Belc Co. Ltd.	6,000	297,241
Bic Camera, Inc.	39,800	442,260
BIPROGY, Inc.	15,100	501,461
Blue Zones Holdings Co. Ltd.	5,392	309,354
BML, Inc.	12,600	318,867
Bunka Shutter Co. Ltd.	20,400	266,733
Calbee, Inc.	22,700	444,149
Canon Marketing Japan, Inc.	17,200	750,412
Capcom Co. Ltd.	13,700	349,198
Casio Computer Co. Ltd.	83,100	812,468
CCI Group, Inc.	44,600	267,512
Chiba Bank Ltd.	66,500	900,325
Chudenko Corp.	10,000	285,231
Chugin Financial Group, Inc.	18,800	340,285
Chugoku Marine Paints Ltd.	8,100	228,452
Citizen Watch Co. Ltd.	82,900	732,687
CKD Corp.	16,700	445,458
Colowide Co. Ltd. (a)	12,800	146,018
Cosmos Pharmaceutical Corp.	12,040	539,347
Create SD Holdings Co. Ltd.	13,100	275,167
Credit Saison Co. Ltd.	27,900	753,246
CyberAgent, Inc.	84,800	769,313
Daicel Corp.	107,500	1,014,821
Dai-Dan Co. Ltd.	19,500	338,240
Daido Steel Co. Ltd.	93,500	1,201,085
Daihen Corp.	4,800	361,924
Daiichikosho Co. Ltd.	21,700	234,634
Daio Paper Corp.	80,200	503,286
Daiseki Co. Ltd.	7,860	176,658
Daishi Hokuetsu Financial Group, Inc.	30,200	360,047
Daiwa House REIT Investment Corp.	478	416,496
Daiwa Office Investment Corp.	71	169,154
Daiwa Securities Living Investments Corp.	235	174,399
DCM Holdings Co. Ltd.	56,400	594,667
DeNA Co. Ltd.	10,586	173,599
Denka Co. Ltd.	61,000	1,174,118
Dexerials Corp.	19,300	338,604
DMG Mori Co. Ltd.	31,000	547,095
Doutor Nichires Holdings Co. Ltd.	11,000	200,439
DTS Corp.	28,700	233,804
Duskin Co. Ltd.	12,700	348,824
DyDo Group Holdings, Inc.	8,600	137,250
Eagle Industry Co. Ltd.	11,500	230,340
Earth Corp.	6,700	211,702
EDION Corp.	68,000	930,812
Elecom Co. Ltd.	13,127	140,289
Exedy Corp.	15,500	571,183
Ezaki Glico Co. Ltd.	19,200	689,682
FCC Co. Ltd.	15,900	387,095
Ferrotec Corp.	16,100	615,559
Food & Life Cos. Ltd.	7,500	409,725
FP Corp.	12,960	220,618
Frontier Real Estate Investment Corp.	261	153,762
Fuji Co. Ltd.	18,700	254,847
Fuji Corp.	27,438	675,986
Fuji Media Holdings, Inc.	18,600	468,371
Fuji Oil Co. Ltd.	19,700	515,699
Fuji Seal International, Inc.	15,800	326,755
Fukuda Denshi Co. Ltd.	5,800	318,035
Fukuoka Financial Group, Inc.	22,600	821,823
Fukuyama Transporting Co. Ltd.	16,499	490,669
Furukawa Co. Ltd.	10,800	323,445
Fuyo General Lease Co. Ltd.	21,335	599,981
Glory Ltd.	22,900	596,495
GLP J-Reit	367	337,215
GMO internet group, Inc.	8,500	211,830

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Goldwin, Inc.	13,400	223,635
GS Yuasa Corp.	40,900	952,091
GungHo Online Entertainment, Inc.	14,950	254,089
Gunma Bank Ltd.	35,500	446,935
H.U. Group Holdings, Inc.	29,500	612,741
H2O Retailing Corp.	47,100	644,981
Hachijuni Nagano Bank Ltd.	38,300	478,496
Hakuhodo DY Holdings, Inc.	117,400	877,210
Hamakyorex Co. Ltd.	22,900	271,635
Hamamatsu Photonics KK	65,200	728,562
Happinet Corp.	11,800	211,378
Hazama Ando Corp.	53,500	691,820
Heiwa Corp.	15,200	199,107
Heiwado Co. Ltd.	27,300	520,221
Hikari Tsushin, Inc.	2,250	621,408
Hino Motors Ltd. *	276,900	745,335
Hirogin Holdings, Inc.	36,200	409,998
Hirose Electric Co. Ltd.	5,239	565,612
Hisamitsu Pharmaceutical Co., Inc.	10,500	432,550
Hogy Medical Co. Ltd.	4,400	190,204
Hokkaido Electric Power Co., Inc.	145,000	984,061
Hokuetsu Corp. (a)	49,300	289,780
Hokuhoku Financial Group, Inc.	16,000	549,901
Hokuriku Electric Power Co.	107,100	677,410
Horiba Ltd.	8,300	984,426
Hoshizaki Corp.	16,000	527,441
Hosiden Corp.	28,000	466,452
House Foods Group, Inc.	23,700	458,579
Hulic Co. Ltd.	85,200	1,015,321
Hyakugo Bank Ltd.	33,400	303,748
Ibiden Co. Ltd.	46,400	2,445,964
IDOM, Inc.	36,300	357,366
Iino Kaiun Kaisha Ltd.	29,700	301,365
Inaba Denki Sangyo Co. Ltd.	41,500	691,234
Inabata & Co. Ltd.	36,700	928,896
Industrial & Infrastructure Fund Investment Corp.	249	241,142
INFRONEER Holdings, Inc.	94,500	1,415,382
Internet Initiative Japan, Inc.	20,600	332,857
Invincible Investment Corp.	418	177,031
Ito En Ltd.	23,300	430,587
Itochu Enex Co. Ltd.	35,900	444,768
Itoham Yonekyu Holdings, Inc.	23,000	895,422
Iyogin Holdings, Inc.	23,800	443,036
Izumi Co. Ltd.	34,400	680,513
J Front Retailing Co. Ltd.	51,900	757,693
Jaccs Co. Ltd.	9,500	260,411
JAFCO Group Co. Ltd.	16,500	260,472
Japan Airport Terminal Co. Ltd.	4,300	134,648
Japan Aviation Electronics Industry Ltd.	27,200	424,953
Japan Excellent, Inc.	160	154,665
Japan Exchange Group, Inc.	69,400	757,308
Japan Hotel REIT Investment Corp.	271	145,703
Japan Lifeline Co. Ltd.	16,500	164,813
Japan Logistics Fund, Inc.	235	153,525
Japan Metropolitan Fund Invest	768	604,479
Japan Petroleum Exploration Co. Ltd.	65,000	800,260
Japan Prime Realty Investment Corp.	392	265,844
Japan Real Estate Investment Corp.	667	538,131
Japan Steel Works Ltd.	7,900	437,286
Japan Wool Textile Co. Ltd.	21,100	254,280
Jeol Ltd.	9,100	367,121
JGC Holdings Corp.	87,800	1,230,435
Joyful Honda Co. Ltd.	20,100	276,480
Juroku Financial Group, Inc.	5,700	303,097
JVCKenwood Corp.	48,500	394,203
Kadokawa Corp.	14,600	308,592
Kaga Electronics Co. Ltd.	27,800	698,169
Kagome Co. Ltd.	19,100	338,234
SECURITY	NUMBER OF SHARES	VALUE ($)
Kakaku.com, Inc.	11,600	158,319
Kaken Pharmaceutical Co. Ltd.	8,382	220,309
Kamigumi Co. Ltd.	24,800	867,896
Kanadevia Corp.	84,000	554,628
Kanamoto Co. Ltd.	18,400	443,789
Kandenko Co. Ltd.	25,200	907,260
Kanematsu Corp.	72,900	957,518
Kansai Paint Co. Ltd.	52,960	845,208
Katitas Co. Ltd.	9,461	186,936
Kato Sangyo Co. Ltd.	19,400	816,565
KDX Realty Investment Corp.	214	231,513
Keihan Holdings Co. Ltd.	19,700	437,611
Keikyu Corp.	43,700	429,498
Keio Corp.	21,700	541,227
Keisei Electric Railway Co. Ltd.	54,400	429,875
Kewpie Corp.	33,000	924,367
Kinden Corp.	26,500	1,172,623
Kitz Corp.	30,300	395,462
Kiyo Bank Ltd.	8,400	205,143
Kobayashi Pharmaceutical Co. Ltd.	9,700	339,240
Kobe Bussan Co. Ltd.	14,400	351,928
Koei Tecmo Holdings Co. Ltd.	10,260	113,805
Kohnan Shoji Co. Ltd.	14,000	352,335
Kokusai Electric Corp.	15,800	655,958
Kokuyo Co. Ltd.	98,100	574,764
Komeri Co. Ltd.	18,700	399,035
Konami Group Corp.	5,600	817,730
Konoike Transport Co. Ltd.	12,900	277,647
Kose Holdings Corp.	11,600	413,843
Kraftia Corp.	15,000	782,275
Kumagai Gumi Co. Ltd.	59,400	666,654
Kumiai Chemical Industry Co. Ltd.	36,200	164,686
Kurabo Industries Ltd.	5,400	317,237
Kureha Corp.	17,700	502,667
Kurita Water Industries Ltd.	22,800	1,140,451
Kusuri No. Aoki Holdings Co. Ltd.	8,700	228,029
KYB Corp.	20,400	579,578
Kyokuto Kaihatsu Kogyo Co. Ltd.	12,800	273,417
Kyoritsu Maintenance Co. Ltd.	6,900	125,469
Kyoto Financial Group, Inc.	17,900	432,434
Kyowa Kirin Co. Ltd.	44,900	728,911
Kyushu Financial Group, Inc.	52,600	394,282
Kyushu Railway Co.	28,500	726,680
Lasertec Corp.	2,300	528,396
Leopalace21 Corp.	48,100	215,020
Life Corp.	29,300	483,537
Lintec Corp.	19,300	595,456
Lion Corp.	70,400	753,766
M3, Inc.	35,900	442,971
Mabuchi Motor Co. Ltd.	51,100	480,028
Macnica Holdings, Inc.	62,800	1,076,742
Makino Milling Machine Co. Ltd.	4,350	320,581
Maruha Nichiro Corp.	106,900	962,793
Marui Group Co. Ltd.	22,800	446,194
Maruichi Steel Tube Ltd.	66,600	659,931
Maruwa Co. Ltd.	600	184,474
Maruzen Showa Unyu Co. Ltd.	5,100	277,447
Max Co. Ltd.	5,700	241,032
McDonald's Holdings Co. Japan Ltd.	15,000	650,452
MCJ Co. Ltd.	28,400	289,407
Mebuki Financial Group, Inc.	110,576	834,207
Megmilk Snow Brand Co. Ltd.	40,100	873,336
Meidensha Corp.	9,400	368,390
Meiko Electronics Co. Ltd.	3,400	278,836
MEITEC Group Holdings, Inc.	14,600	326,586
Menicon Co. Ltd.	21,300	223,368
Milbon Co. Ltd.	8,100	133,082
Mirait One Corp.	43,500	1,043,820
Mitsubishi Logisnext Co. Ltd.	12,800	129,605

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Mitsubishi Logistics Corp.	69,600	594,520
Mitsubishi Pencil Co. Ltd.	10,900	161,692
Mitsuboshi Belting Ltd.	8,200	213,620
Mitsui E&S Co. Ltd.	16,900	751,020
Mitsui Fudosan Accommodations Fund, Inc.	213	190,346
Mitsui High-Tec, Inc.	29,950	144,823
Mitsui-Soko Holdings Co. Ltd.	18,900	442,092
Mitsuuroko Group Holdings Co. Ltd.	18,800	264,446
Miura Co. Ltd.	17,500	359,836
MIXI, Inc.	10,000	176,034
Mizuho Leasing Co. Ltd.	39,100	360,998
Mizuno Corp.	15,600	323,204
Mochida Pharmaceutical Co. Ltd.	9,100	213,334
Modec, Inc.	4,500	438,829
MonotaRO Co. Ltd.	14,900	200,985
Morinaga & Co. Ltd.	22,800	398,745
Morinaga Milk Industry Co. Ltd.	39,800	1,027,792
Morita Holdings Corp.	12,200	221,310
Musashi Seimitsu Industry Co. Ltd.	15,200	269,005
Nabtesco Corp.	36,500	989,064
Nagoya Railroad Co. Ltd.	75,300	841,575
Nakanishi, Inc.	10,300	144,416
Nankai Electric Railway Co. Ltd.	27,200	503,680
Nexon Co. Ltd.	42,122	1,007,735
Nextage Co. Ltd.	16,900	358,030
NHK Spring Co. Ltd.	65,400	1,188,559
Nichias Corp.	14,700	737,482
Nichicon Corp.	25,000	273,593
Nichiha Corp.	11,500	253,131
Nifco, Inc.	26,400	821,937
Nihon Kohden Corp.	48,800	541,014
Nihon M&A Center Holdings, Inc.	44,600	204,832
Nihon Parkerizing Co. Ltd.	29,900	285,032
Nikkon Holdings Co. Ltd.	21,700	514,410
Nippn Corp.	32,600	556,498
Nippon Building Fund, Inc.	711	659,513
Nippon Densetsu Kogyo Co. Ltd.	13,500	304,509
Nippon Electric Glass Co. Ltd.	27,100	1,178,578
Nippon Gas Co. Ltd.	21,500	407,748
Nippon Kayaku Co. Ltd.	56,600	657,785
Nippon Light Metal Holdings Co. Ltd.	62,600	1,104,397
Nippon Paint Holdings Co. Ltd.	129,800	861,874
Nippon Prologis REIT, Inc.	574	334,942
Nippon Shinyaku Co. Ltd.	21,100	704,316
Nippon Shokubai Co. Ltd.	57,984	835,131
Nippon Soda Co. Ltd.	16,300	389,003
Nippon Television Holdings, Inc.	30,900	742,645
Nipro Corp.	64,600	593,652
Nishimatsu Construction Co. Ltd.	11,600	431,669
Nishimatsuya Chain Co. Ltd.	15,200	210,263
Nishi-Nippon Financial Holdings, Inc.	17,600	426,290
Nishi-Nippon Railroad Co. Ltd.	32,500	598,530
Nissan Chemical Corp.	25,800	889,313
Nisshin Oillio Group Ltd.	15,100	551,312
Nisshinbo Holdings, Inc.	103,100	955,905
Nitto Boseki Co. Ltd.	4,200	400,822
Nitto Kogyo Corp.	10,400	278,227
NOF Corp.	37,000	714,636
Nojima Corp.	67,100	468,201
NOK Corp.	50,600	985,462
Nomura Co. Ltd.	27,500	243,069
Nomura Real Estate Holdings, Inc.	132,200	878,501
Nomura Real Estate Master Fund, Inc.	524	566,195
Noritake Co. Ltd.	9,800	389,327
North Pacific Bank Ltd.	50,200	299,900
NS Solutions Corp.	10,300	272,120
NSD Co. Ltd.	8,700	182,598
NTN Corp.	390,003	934,734
NTT UD REIT Investment Corp.	165	152,148
SECURITY	NUMBER OF SHARES	VALUE ($)
Obic Co. Ltd.	12,500	347,424
Odakyu Electric Railway Co. Ltd.	67,900	727,288
Okamura Corp.	28,400	435,885
OKUMA Corp.	16,800	416,956
Okumura Corp.	11,400	474,768
Open House Group Co. Ltd.	18,700	1,100,341
Open Up Group, Inc.	14,200	170,704
Oracle Corp. Japan	2,900	196,229
Organo Corp.	2,300	242,860
Oriental Land Co. Ltd.	38,100	666,994
Orix JREIT, Inc.	603	403,842
Osaka Soda Co. Ltd.	16,900	245,616
OSG Corp.	26,400	445,807
PALTAC Corp.	25,400	794,871
Paramount Bed Holdings Co. Ltd.	11,300	256,511
Park24 Co. Ltd.	25,600	356,753
Penta-Ocean Construction Co. Ltd.	99,700	1,046,370
Pigeon Corp.	32,900	342,872
Pilot Corp.	10,300	323,839
Pola Orbis Holdings, Inc.	30,200	264,192
Prima Meat Packers Ltd.	21,500	383,710
Raito Kogyo Co. Ltd.	14,300	323,355
Rakuten Group, Inc. *	29,483	176,772
Relo Group, Inc.	16,900	191,978
Resorttrust, Inc.	20,076	233,937
Ricoh Leasing Co. Ltd.	4,800	186,011
Rinnai Corp.	27,700	727,551
Rohto Pharmaceutical Co. Ltd.	33,400	552,963
Round One Corp.	20,400	144,122
Saizeriya Co. Ltd.	5,600	226,526
Sakata INX Corp.	19,600	300,569
Sakata Seed Corp.	6,900	181,492
San-A Co. Ltd.	17,600	335,520
San-Ai Obbli Co. Ltd.	51,400	730,460
Sangetsu Corp.	15,600	318,467
San-In Godo Bank Ltd.	23,000	235,275
Sanken Electric Co. Ltd. *	4,800	226,252
Sanki Engineering Co. Ltd.	11,100	478,192
Sankyo Co. Ltd.	25,700	402,013
Santen Pharmaceutical Co. Ltd.	89,800	1,010,217
Sanyo Denki Co. Ltd.	7,900	212,412
Sapporo Holdings Ltd.	45,000	480,420
Sawai Group Holdings Co. Ltd.	30,800	472,434
SBI Holdings, Inc.	31,200	705,557
SCREEN Holdings Co. Ltd.	12,000	1,528,236
Sega Sammy Holdings, Inc.	30,200	473,685
Seibu Holdings, Inc.	18,055	478,389
Seiko Group Corp.	7,400	369,666
Seino Holdings Co. Ltd.	58,600	912,251
Seiren Co. Ltd.	12,900	263,996
Sekisui House Reit, Inc.	416	244,285
Senko Group Holdings Co. Ltd.	52,200	650,223
Seria Co. Ltd.	18,600	441,949
Seven Bank Ltd.	138,900	267,373
Sharp Corp. *	109,800	501,091
Shibuya Corp.	10,200	232,281
Shiga Bank Ltd.	4,000	204,572
Shikoku Electric Power Co., Inc.	87,900	889,770
Shinmaywa Industries Ltd.	26,200	370,205
Ship Healthcare Holdings, Inc.	33,700	555,506
Shizuoka Financial Group, Inc.	53,300	870,708
SHO-BOND Holdings Co. Ltd.	30,000	269,302
SKY Perfect JSAT Holdings, Inc.	28,200	407,627
Skylark Holdings Co. Ltd.	30,700	624,672
Socionext, Inc.	28,800	385,380
Sotetsu Holdings, Inc.	21,600	390,396
Square Enix Holdings Co. Ltd.	39,700	685,951
Starts Corp., Inc.	10,200	323,595
Sugi Holdings Co. Ltd.	32,200	740,500

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Sumitomo Bakelite Co. Ltd.	19,700	693,832
Sumitomo Densetsu Co. Ltd.	3,400	213,385
Sumitomo Osaka Cement Co. Ltd.	19,100	514,798
Sumitomo Pharma Co. Ltd. *	35,031	521,297
Sumitomo Warehouse Co. Ltd.	17,600	422,189
Sundrug Co. Ltd.	27,800	740,088
Suruga Bank Ltd.	19,200	241,151
SWCC Corp.	5,300	395,015
T Hasegawa Co. Ltd.	8,100	149,010
Tadano Ltd.	53,800	397,605
Taihei Dengyo Kaisha Ltd.	18,300	264,362
Taikisha Ltd.	17,100	381,998
Taiyo Holdings Co. Ltd.	10,000	323,669
Takara Holdings, Inc.	66,563	687,480
Takara Standard Co. Ltd.	23,100	441,086
Takasago International Corp.	30,100	293,922
Takasago Thermal Engineering Co. Ltd.	16,300	471,245
Takashimaya Co. Ltd.	96,700	1,208,699
Takeuchi Manufacturing Co. Ltd.	8,200	339,513
Takuma Co. Ltd.	18,700	302,291
TBS Holdings, Inc.	14,500	562,208
THK Co. Ltd.	27,900	833,577
TKC Corp.	7,300	191,940
Toa Corp.	17,400	353,850
Toagosei Co. Ltd.	43,900	498,990
Tocalo Co. Ltd.	12,500	209,123
Toda Corp.	77,500	676,476
Toei Co. Ltd.	3,800	138,328
Toho Co. Ltd.	9,100	463,173
Toho Holdings Co. Ltd.	25,800	770,699
Tokai Carbon Co. Ltd.	117,000	809,566
TOKAI Holdings Corp.	55,300	410,861
Tokai Rika Co. Ltd.	37,169	753,362
Token Corp.	3,650	350,756
Tokuyama Corp.	33,200	867,989
Tokyo Century Corp.	64,400	897,134
Tokyo Kiraboshi Financial Group, Inc.	4,100	267,687
Tokyo Metro Co. Ltd. (a)	35,500	379,063
Tokyo Ohka Kogyo Co. Ltd.	13,400	632,501
Tokyo Seimitsu Co. Ltd.	6,700	607,024
Tokyo Steel Manufacturing Co. Ltd.	40,700	397,384
Tokyo Tatemono Co. Ltd.	41,000	964,821
Tomy Co. Ltd.	15,800	279,005
Topre Corp.	34,500	562,017
Toshiba TEC Corp.	12,700	213,576
Totetsu Kogyo Co. Ltd.	8,800	264,964
Towa Pharmaceutical Co. Ltd.	8,500	197,970
Toyo Tire Corp.	40,800	1,099,549
Toyoda Gosei Co. Ltd.	43,800	1,189,954
Transcosmos, Inc.	13,900	338,983
Trend Micro, Inc.	12,900	506,040
Trusco Nakayama Corp.	24,400	385,630
TS Tech Co. Ltd.	52,800	648,654
TSI Holdings Co. Ltd.	31,200	212,816
Tsubakimoto Chain Co.	38,000	582,915
Tsumura & Co.	13,590	359,249
TV Asahi Holdings Corp.	15,790	365,177
Tv Tokyo Holdings Corp.	6,100	180,428
UACJ Corp.	74,820	1,184,215
Ulvac, Inc.	14,400	773,167
United Super Markets Holdings, Inc.	82,212	495,631
United Urban Investment Corp.	329	380,106
Ushio, Inc.	24,200	435,034
USS Co. Ltd.	40,346	445,796
UT Group Co. Ltd.	154,500	206,230
Valor Holdings Co. Ltd.	41,700	944,111
Wacoal Holdings Corp.	10,500	296,055
Wacom Co. Ltd.	42,600	206,441
YAMABIKO Corp.	16,900	351,823
SECURITY	NUMBER OF SHARES	VALUE ($)
Yamaguchi Financial Group, Inc.	21,400	340,879
Yamato Kogyo Co. Ltd.	5,900	425,343
Yamazen Corp.	40,800	376,312
Yellow Hat Ltd.	25,700	280,586
Yodoko Ltd.	35,300	319,811
Yokogawa Bridge Holdings Corp.	15,000	301,905
Yokohama Financial Group, Inc.	116,500	1,061,050
Yoshinoya Holdings Co. Ltd.	14,200	280,445
Yuasa Trading Co. Ltd.	12,600	461,796
Yurtec Corp.	16,600	291,863
Zenkoku Hosho Co. Ltd.	13,600	270,390
Zensho Holdings Co. Ltd.	8,100	438,995
Zeon Corp.	57,600	703,863
ZOZO, Inc.	29,600	244,480
		220,209,316

Jersey 0.3%
CVC Capital Partners PLC	9,516	169,069
Man Group PLC	320,533	1,156,932
TP ICAP Group PLC	178,974	624,335
		1,950,336

Luxembourg 0.4%
Allegro.eu SA *	34,131	280,381
Aroundtown SA *	137,642	437,390
Befesa SA	9,514	348,457
InPost SA *	11,293	177,004
RTL Group SA	16,564	722,187
Samsonite Group SA	238,457	605,840
Spotify Technology SA *	996	498,349
		3,069,608

Macau 0.1%
Sands China Ltd.	156,000	338,564

Netherlands 1.9%
Adyen NV *	528	782,942
Arcadis NV	10,438	468,772
Basic-Fit NV *	8,682	330,968
BE Semiconductor Industries NV	3,593	699,354
Brembo NV	41,219	495,837
Cementir Holding NV	10,335	232,382
Corbion NV	15,409	370,113
CTP NV	9,547	208,131
Davide Campari-Milano NV	71,080	506,601
Eurocommercial Properties NV	6,481	191,184
Euronext NV	3,672	514,277
Ferrovial SE	12,034	812,837
Flow Traders Ltd. *	8,841	287,620
Fugro NV	36,269	501,187
JDE Peet's NV	30,943	1,164,915
Koninklijke BAM Groep NV	90,664	950,857
Koninklijke Heijmans NV	4,790	390,291
Koninklijke Vopak NV	9,804	489,307
MFE-MediaForEurope NV, Class A	92,035	343,320
MFE-MediaForEurope NV, Class B	28,805	138,469
OCI NV *	89,451	357,581
Pepco Group NV	40,182	328,362
Qiagen NV	18,545	983,241
RHI Magnesita NV	6,103	231,716
Technip Energies NV	20,049	785,708
TKH Group NV	12,150	533,198
Van Lanschot Kempen NV	4,398	266,691
		13,365,861

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
New Zealand 0.7%
a2 Milk Co. Ltd.	71,025	422,082
Air New Zealand Ltd.	778,688	271,932
Auckland International Airport Ltd.	54,297	270,038
Chorus Ltd.	68,845	393,790
Contact Energy Ltd.	127,205	716,907
EBOS Group Ltd.	40,576	628,116
Fisher & Paykel Healthcare Corp. Ltd.	31,468	735,134
Freightways Group Ltd.	21,877	192,153
Genesis Energy Ltd.	203,199	297,301
Mercury NZ Ltd.	88,503	337,640
Meridian Energy Ltd.	169,641	575,488
SKYCITY Entertainment Group Ltd. *	414,791	231,015
Xero Ltd. *	2,059	134,187
		5,205,783

Norway 1.9%
AF Gruppen ASA	8,605	164,775
Aker Solutions ASA	90,536	330,823
Atea ASA *	23,816	381,125
Austevoll Seafood ASA	32,096	308,541
Bluenord ASA *	3,429	160,275
Bonheur ASA	6,441	168,609
Borregaard ASA	13,400	269,656
DNO ASA	376,914	640,213
DOF Group ASA	20,576	240,823
Elkem ASA *	226,633	673,247
Europris ASA	32,245	296,232
Gjensidige Forsikring ASA	20,050	570,674
Hoegh Autoliners ASA	43,344	482,978
Kongsberg Gruppen ASA	14,183	487,201
Leroy Seafood Group ASA	81,914	403,659
MPC Container Ships ASA	194,192	376,349
Norconsult Norge AS	46,460	219,093
Nordic Semiconductor ASA *	12,242	164,403
Norwegian Air Shuttle ASA	147,962	249,755
Odfjell Drilling Ltd.	25,532	254,132
Opera Ltd., ADR	8,600	106,812
Salmar ASA	7,366	438,796
Scatec ASA *	16,266	194,321
SFL Corp. Ltd.	37,384	331,222
SpareBank 1 Nord Norge	23,910	364,506
SpareBank 1 SMN	17,121	344,002
SpareBank 1 Sor-Norge ASA	29,489	594,476
Sparebanken Norge	20,147	401,374
Stolt-Nielsen Ltd.	10,307	323,323
Storebrand ASA	39,197	685,942
TGS ASA	55,920	589,415
TOMRA Systems ASA	21,695	287,810
Veidekke ASA	28,552	526,173
Wallenius Wilhelmsen ASA	106,539	1,237,845
		13,268,580

Poland 1.1%
Alior Bank SA	11,990	391,349
Asseco Poland SA	11,671	710,717
Bank Millennium SA *	65,884	318,715
Budimex SA	1,115	215,544
CD Projekt SA	2,610	190,521
Cyfrowy Polsat SA *	144,515	543,355
Dino Polska SA *	31,330	331,457
Enea SA	124,564	769,212
Eurocash SA *	75,459	144,375
Grupa Azoty SA *	46,223	230,888
Grupa Kety SA	1,863	534,626
Jastrzebska Spolka Weglowa SA *	85,191	708,171
SECURITY	NUMBER OF SHARES	VALUE ($)
KRUK SA	2,512	345,396
LPP SA	113	624,046
mBank SA *	1,043	304,245
Orange Polska SA	222,882	720,627
Santander Bank Polska SA	4,182	656,090
		7,739,334

Portugal 0.4%
Banco Comercial Portugues SA, Class R	835,967	904,852
Navigator Co. SA (a)	67,981	257,325
NOS SGPS SA	76,591	398,156
REN - Redes Energeticas Nacionais SGPS SA	123,373	503,066
Sonae SGPS SA	479,542	1,006,337
		3,069,736

Republic of Korea 8.5%
Amorepacific Corp.	7,582	729,815
Amorepacific Holdings Corp.	21,742	432,199
Asiana Airlines, Inc. *	93,791	496,264
BGF retail Co. Ltd.	5,136	432,530
BH Co. Ltd.	13,408	169,623
Binggrae Co. Ltd.	2,531	131,183
Celltrion, Inc.	5,498	800,157
Cheil Worldwide, Inc. *	24,036	366,073
CJ ENM Co. Ltd. *	10,492	543,543
CJ Logistics Corp.	6,513	468,547
Coway Co. Ltd. *	13,271	767,862
Daeduck Electronics Co. Ltd.	11,642	505,892
Daesang Corp.	15,974	240,453
Daewoo Engineering & Construction Co. Ltd. *	221,027	759,128
Daishin Securities Co. Ltd.	8,656	187,811
Daou Technology, Inc.	16,026	589,789
DB HiTek Co. Ltd.	9,538	695,900
DL E&C Co. Ltd. *	29,574	907,947
DL Holdings Co. Ltd. *	7,168	205,450
Dongjin Semichem Co. Ltd.	8,210	315,997
Dongwon Industries Co. Ltd.	5,819	167,517
Doosan Bobcat, Inc. *	19,916	810,819
Doosan Co. Ltd.	1,709	1,001,570
DoubleDown Interactive Co. Ltd., ADR *	17,483	147,906
Ecopro BM Co. Ltd. *	2,052	328,700
Ecopro Co. Ltd.	6,383	716,066
F&F Co. Ltd. *	4,117	208,104
Gravity Co. Ltd., ADR	2,491	173,224
GS Engineering & Construction Corp.	66,806	867,274
GS Retail Co. Ltd.	27,542	423,276
Hanon Systems *	109,523	248,925
Hansol Chemical Co. Ltd.	1,864	362,926
Hanwha Aerospace Co. Ltd. *	740	666,134
Hanwha Life Insurance Co. Ltd. *	100,569	243,151
Harim Holdings Co. Ltd. *	128,921	1,283,915
HD Construction Equipment Co. Ltd.	11,006	828,515
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	3,999	1,145,448
HDC Holdings Co. Ltd.	20,084	264,220
HDC Hyundai Development Co-Engineering & Construction, Class E	19,139	273,091
Hite Jinro Co. Ltd. *	11,872	144,893
HL Mando Co. Ltd.	19,056	844,351
Hotel Shilla Co. Ltd. *	11,463	367,093
HS Hyosung Advanced Materials Corp. *	1,667	272,862
HYBE Co. Ltd. *	798	206,245
Hyosung TNC Corp. *	3,351	873,299
Hyundai Department Store Co. Ltd.	6,732	437,488
Hyundai Elevator Co. Ltd.	3,114	203,493

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hyundai Green Food	19,067	202,274
Hyundai Marine & Fire Insurance Co. Ltd. *	41,199	803,232
Hyundai Rotem Co. Ltd.	1,795	287,012
Hyundai Wia Corp.	17,484	1,043,930
iM Financial Group Co. Ltd.	85,470	919,025
Industrial Bank of Korea	59,240	910,158
JB Financial Group Co. Ltd.	38,859	678,003
Kakao Corp.	21,597	917,965
Kangwon Land, Inc.	16,933	204,796
KCC Corp.	1,764	596,566
KCC Glass Corp.	8,466	158,037
KEPCO Plant Service & Engineering Co. Ltd. *	5,313	205,957
KIWOOM Securities Co. Ltd.	2,113	649,492
Kolon Industries, Inc.	20,542	780,513
Korea Aerospace Industries Ltd.	4,095	477,269
Korea Investment Holdings Co. Ltd.	7,692	1,150,682
Korea Petrochemical Ind Co. Ltd. *	4,200	455,665
Korean Reinsurance Co.	60,797	496,688
Krafton, Inc. *	2,421	425,021
Kumho Tire Co., Inc. *	49,483	206,579
LF Corp.	16,806	224,107
LG Energy Solution Ltd. *	1,564	429,922
Lotte Chilsung Beverage Co. Ltd.	1,908	176,583
Lotte Corp.	20,422	443,755
LOTTE Fine Chemical Co. Ltd.	9,445	310,361
Lotte Rental Co. Ltd.	11,970	256,084
Lotte Shopping Co. Ltd.	15,753	919,242
LS Corp.	7,462	1,176,718
LS Electric Co. Ltd. *	1,135	442,309
LX International Corp.	43,863	1,164,321
LX Semicon Co. Ltd.	7,258	275,276
Macquarie Korea Infrastructure Fund	34,546	268,495
Meritz Financial Group, Inc.	9,017	729,072
Mirae Asset Securities Co. Ltd.	38,138	1,130,621
Misto Holdings Corp.	8,991	292,776
NCSoft Corp.	4,254	691,788
Netmarble Corp. *	3,942	144,200
NH Investment & Securities Co. Ltd.	25,078	470,172
NHN Corp.	10,650	238,246
NongShim Co. Ltd. *	1,102	310,635
OCI Holdings Co. Ltd.	5,241	418,039
Orion Corp.	5,188	422,306
Orion Holdings Corp.	21,316	308,604
Otoki Corp.	914	244,545
Pan Ocean Co. Ltd. *	169,446	551,995
Poongsan Corp.	5,914	539,244
Posco International Corp.	20,483	884,458
S-1 Corp.	7,119	394,190
Samsung Biologics Co. Ltd. *	121	146,237
Samsung E&A Co. Ltd.	59,401	1,264,428
Samsung Episholdings Co. Ltd. *	51	21,471
Samsung Heavy Industries Co. Ltd. *	23,492	478,794
Samsung Life Insurance Co. Ltd.	11,645	1,516,243
Samsung Securities Co. Ltd.	9,113	572,006
Samyang Biopharmaceuticals Corp. *	4,759	316,076
Samyang Holdings Corp. *	4,347	183,268
SD Biosensor, Inc. *	34,189	213,656
SeAH Steel Holdings Corp.	1,180	111,491
Seegene, Inc.	15,001	296,757
SFA Engineering Corp.	10,143	236,789
Shinsegae, Inc.	5,214	1,155,148
SIMMTECH Co. Ltd.	10,367	429,036
SK Chemicals Co. Ltd.	6,016	279,588
SK Discovery Co. Ltd.	9,925	398,460
SK Gas Ltd.	980	158,180
SK Networks Co. Ltd.	131,936	512,075
SKC Co. Ltd. *	2,110	170,411
SL Corp. *	7,229	278,371
SECURITY	NUMBER OF SHARES	VALUE ($)
Soulbrain Co. Ltd.	1,068	358,400
Taihan Cable & Solution Co. Ltd. *	20,099	407,935
WONIK IPS Co. Ltd. *	8,062	634,230
Youngone Corp.	8,177	516,388
Youngone Holdings Co. Ltd.	3,451	495,693
Yuhan Corp. *	3,136	234,402
		60,069,129

Singapore 2.1%
BW LPG Ltd.	37,963	600,979
CapitaLand Ascendas REIT	311,221	696,468
CapitaLand Ascott Trust	324,704	250,607
CapitaLand Integrated Commercial Trust	394,480	740,598
CapitaLand Investment Ltd.	149,898	362,922
City Developments Ltd.	95,700	697,325
ComfortDelGro Corp. Ltd.	780,600	901,840
Frasers Logistics & Commercial Trust	397,100	315,632
Genting Singapore Ltd.	834,300	481,681
Grab Holdings Ltd., A Shares *	41,273	177,474
Hafnia Ltd.	83,508	511,891
Hutchison Port Holdings Trust, U Shares	3,396,700	781,241
IGG, Inc.	337,900	159,377
Jardine Cycle & Carriage Ltd.	28,900	720,829
Keppel Infrastructure Trust	1,076,115	439,350
Mapletree Industrial Trust	182,566	302,647
Mapletree Logistics Trust	312,732	332,728
Mapletree Pan Asia Commercial Trust	244,292	280,167
Netlink NBN Trust	278,100	213,943
SATS Ltd.	91,449	272,440
Sea Ltd., ADR *	5,935	691,368
Seatrium Ltd.	97,773	162,146
Sembcorp Industries Ltd.	104,500	495,171
Sheng Siong Group Ltd.	99,100	211,963
Singapore Exchange Ltd.	57,300	793,955
Singapore Post Ltd.	662,200	205,611
Singapore Technologies Engineering Ltd.	119,700	920,204
UOL Group Ltd.	95,401	814,779
Venture Corp. Ltd.	92,200	1,183,951
		14,719,287

Spain 1.4%
Abengoa SA, B Shares *(b)	66,135,341	0
Acciona SA	3,749	805,719
Atresmedia Corp. de Medios de Comunicacion SA	26,547	165,197
Bankinter SA	62,404	1,065,313
CIE Automotive SA	10,720	365,180
Colonial SFL Socimi SA	37,908	234,466
Construcciones y Auxiliar de Ferrocarriles SA	4,258	283,852
Corp. ACCIONA Energias Renovables SA	8,021	203,041
Ebro Foods SA	16,320	355,696
EDP Renovaveis SA	32,356	491,532
Elecnor SA	6,825	217,546
Enagas SA	56,667	932,658
Faes Farma SA	40,372	250,307
Fluidra SA	12,420	361,277
Gestamp Automocion SA	116,246	416,781
Indra Sistemas SA	8,534	551,586
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	155,221	216,374
Logista Integral SA	10,613	387,127
Merlin Properties Socimi SA	28,260	420,599
Puig Brands SA, Class B	8,575	170,499
Sacyr SA (c)	109,576	515,620
Sacyr SA *(b)(c)	1,369	6,442
Unicaja Banco SA	68,441	234,539

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Vidrala SA	2,984	311,748
Viscofan SA	8,341	559,770
		9,522,869

Sweden 3.1%
AAK AB	22,916	641,234
AcadeMedia AB	26,601	281,865
AddLife AB, B Shares	8,593	131,635
AddTech AB, B Shares	10,197	331,086
AFRY AB	25,379	402,714
Alleima AB	42,619	372,479
Ambea AB	12,396	189,263
Arjo AB, B Shares	60,405	181,080
Attendo AB	27,769	277,204
Avanza Bank Holding AB	4,268	166,292
Axfood AB	18,159	621,983
Beijer Ref AB	24,056	342,434
Betsson AB, Class B	18,698	219,544
Bilia AB, A Shares	33,040	468,155
Billerud Aktiebolag	89,771	725,897
Bravida Holding AB	46,485	457,974
Castellum AB	45,493	562,396
Coffee Stain Group AB, Class B *	18,899	39,336
Dometic Group AB	134,156	577,385
Electrolux Professional AB, B Shares	21,027	144,885
Elekta AB, B Shares	91,762	589,865
Embracer Group AB *	18,899	103,519
EQT AB	17,064	647,676
Evolution AB	11,385	739,582
Fabege AB	21,917	202,377
Fastighets AB Balder, B Shares *	36,761	277,274
Getinge AB, B Shares	38,187	836,765
Granges AB	28,614	479,925
Hexpol AB	55,155	451,426
Holmen AB, B Shares	16,503	618,581
Indutrade AB	18,678	438,475
Inwido AB	11,701	201,401
JM AB	25,788	396,838
Lagercrantz Group AB, B Shares	6,446	141,236
Lifco AB, B Shares	7,447	255,894
Lindab International AB	12,196	256,387
Loomis AB	16,775	696,099
MEKO AB	15,952	126,796
Mycronic AB	6,894	158,687
NCC AB, B Shares	30,178	772,761
New Wave Group AB, B Shares	13,199	158,268
Nibe Industrier AB, B Shares	202,302	774,974
Nolato AB, B Shares	25,802	168,632
Peab AB, B Shares	62,985	629,517
Ratos AB, B Shares	80,753	345,160
Saab AB, B Shares	14,377	1,121,735
Sagax AB, B Shares	7,154	157,754
Samhallsbyggnadsbolaget i Norden AB *(a)	499,659	275,169
Scandic Hotels Group AB	34,908	348,827
Sinch AB *	137,997	413,496
Svenska Cellulosa AB SCA, B Shares	53,668	671,972
Sweco AB, B Shares	20,220	334,987
Swedish Orphan Biovitrum AB *	14,473	549,617
Thule Group AB	14,699	352,154
Wihlborgs Fastigheter AB	19,533	201,816
		22,030,483

Switzerland 3.2%
Accelleron Industries AG	4,027	385,734
Allreal Holding AG	1,483	433,797
ALSO Holding AG	2,275	586,273
Aryzta AG *	5,745	407,232
SECURITY	NUMBER OF SHARES	VALUE ($)
Avolta AG *	14,579	892,548
Banque Cantonale Vaudoise	2,354	318,567
Belimo Holding AG	470	514,075
Bell Food Group AG	1,018	292,092
BeOne Medicines Ltd., Class H *	1,500	39,559
BKW AG	2,280	431,060
Bossard Holding AG, Class A	914	179,622
Burckhardt Compression Holding AG	226	156,244
Cembra Money Bank AG	3,360	429,515
Clariant AG *	88,528	819,114
Comet Holding AG	637	246,638
Daetwyler Holding AG	911	186,192
DKSH Holding AG	11,820	867,258
dormakaba Holding AG	3,982	299,457
Emmi AG	414	419,423
EMS-Chemie Holding AG	650	505,354
Flughafen Zurich AG	1,331	413,384
Forbo Holding AG	300	354,295
Galderma Group AG	1,669	311,100
Galenica AG	8,751	1,093,854
Georg Fischer AG	7,529	501,814
Helvetia Baloise Holding AG	6,787	1,721,324
Huber & Suhner AG	2,846	575,617
Inficon Holding AG	1,337	211,581
Interroll Holding AG	90	216,731
Kardex Holding AG	459	161,356
Landis & Gyr Group AG *	7,180	504,387
Luzerner Kantonalbank AG	1,617	206,000
Mobimo Holding AG	427	215,031
OC Oerlikon Corp. AG Pfaffikon	105,590	484,307
On Holding AG, Class A *	3,937	178,149
PSP Swiss Property AG	2,029	407,259
SFS Group AG	2,015	295,831
Siegfried Holding AG *	2,430	298,797
SIG Group AG *	46,074	712,923
Softwareone Holding AG	29,344	301,979
St. Galler Kantonalbank AG	255	195,992
Stadler Rail AG	11,353	290,862
Straumann Holding AG	5,255	632,017
Sulzer AG	1,709	368,233
Swiss Prime Site AG	4,834	822,943
Swissquote Group Holding SA	275	156,559
Tecan Group AG	1,911	336,690
Temenos AG	4,096	361,979
Valiant Holding AG	1,670	335,242
VAT Group AG	1,305	843,900
Vontobel Holding AG	5,283	455,320
		22,375,210

Taiwan 0.1%
FIT Hon Teng Ltd. *	558,000	348,797

United Kingdom 7.6%
4imprint Group PLC	5,147	288,369
AG Barr PLC	17,292	150,891
Airtel Africa PLC	302,816	1,320,287
Allfunds Group PLC	50,602	490,388
Ashmore Group PLC	102,066	330,440
Autotrader Group PLC	41,791	308,062
Babcock International Group PLC	54,116	1,066,974
Beazley PLC	54,395	845,055
Big Yellow Group PLC	15,246	215,819
Bodycote PLC	52,803	538,646
Breedon Group PLC	78,271	360,292
Brightstar Lottery PLC	11,706	169,503
British Land Co. PLC	102,417	584,179
Carnival PLC, ADR *	14,098	419,979

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Chemring Group PLC	35,496	242,663
Clarkson PLC	4,651	267,039
Close Brothers Group PLC *	112,988	784,347
Coats Group PLC	340,983	396,813
Computacenter PLC	17,184	786,474
Convatec Group PLC	177,463	559,775
Cranswick PLC	11,615	835,992
CVS Group PLC	10,870	193,972
Derwent London PLC	12,230	323,931
Diploma PLC	6,210	452,409
Domino's Pizza Group PLC	92,982	232,011
Dr. Martens PLC	307,994	283,842
Dunelm Group PLC	22,673	286,667
easyJet PLC	108,227	708,126
Elementis PLC	123,036	272,064
Endava PLC, ADR *	18,665	117,963
Endeavour Mining PLC	22,220	1,213,113
Energean PLC	21,491	249,226
Frasers Group PLC *	49,512	471,649
Fresnillo PLC	20,525	1,010,786
Future PLC	28,739	212,945
Games Workshop Group PLC	2,074	483,840
Gamma Communications PLC	13,975	174,070
Genuit Group PLC	52,081	237,122
Genus PLC	7,936	343,970
Grainger PLC	72,795	193,242
Greggs PLC	23,584	518,923
Halma PLC	20,807	1,010,566
Harbour Energy PLC	261,888	838,809
Hikma Pharmaceuticals PLC	29,470	618,174
Hill & Smith PLC	11,468	350,428
Hilton Food Group PLC	42,883	277,372
Howden Joinery Group PLC	81,964	938,972
Hunting PLC	52,101	316,985
Ibstock PLC	101,104	175,907
ICG PLC	26,986	671,503
IG Group Holdings PLC	63,794	1,183,509
IMI PLC	32,299	1,219,684
InterContinental Hotels Group PLC	6,439	869,910
J D Wetherspoon PLC	20,547	188,514
James Halstead PLC	78,714	148,681
JET2 PLC	23,762	402,823
Johnson Service Group PLC	84,877	163,295
Just Group PLC	100,039	296,384
Keller Group PLC	28,572	692,790
Kier Group PLC	185,959	569,830
Lancashire Holdings Ltd.	30,674	259,052
Land Securities Group PLC	101,179	903,067
Lion Finance Group PLC	4,108	567,559
LondonMetric Property PLC	62,591	171,818
Marshalls PLC	90,626	193,949
Mitchells & Butlers PLC *	82,932	299,020
Mitie Group PLC	268,007	614,635
MONY Group PLC	111,317	284,162
Morgan Advanced Materials PLC	123,165	385,940
Morgan Sindall Group PLC	9,671	652,402
Ninety One PLC	79,585	277,060
Ocado Group PLC *	66,787	200,153
OSB Group PLC	85,388	713,694
Oxford Instruments PLC	6,640	228,509
Pagegroup PLC	158,022	446,525
Paragon Banking Group PLC	28,297	343,835
Pennon Group PLC	111,086	832,652
Pets at Home Group PLC	199,348	558,305
Polar Capital Holdings PLC	22,926	185,050
Premier Foods PLC	125,299	323,703
Primary Health Properties PLC	194,026	275,407
QinetiQ Group PLC	80,509	554,659
Quilter PLC	375,912	999,439
SECURITY	NUMBER OF SHARES	VALUE ($)
Renew Holdings PLC	18,755	240,471
Renishaw PLC	4,776	248,339
Rightmove PLC	33,971	229,963
Rotork PLC	109,113	529,498
RWS Holdings PLC	229,428	263,708
Safestore Holdings PLC	23,998	271,568
Savills PLC	40,771	601,406
Schroders PLC	170,761	1,057,648
Segro PLC	76,438	796,375
Senior PLC	104,568	349,910
Serica Energy PLC	108,509	320,535
Softcat PLC	9,312	182,367
Spirax Group PLC	8,525	849,468
Spire Healthcare Group PLC	64,154	179,786
SSP Group PLC	172,927	432,982
Tate & Lyle PLC	125,682	650,235
Telecom Plus PLC	13,272	242,458
THG PLC *(a)	434,654	221,610
TORM PLC, Class A	20,792	510,531
Tritax Big Box REIT PLC	113,218	256,997
UNITE Group PLC	22,897	178,079
Vesuvius PLC	136,744	859,975
Victrex PLC	31,114	279,291
Vistry Group PLC *	101,747	927,150
Watches of Switzerland Group PLC *	66,720	475,223
Weir Group PLC	27,051	1,194,808
WH Smith PLC	26,232	242,288
Zigup PLC	138,563	724,282
		53,463,540

United States 0.3%
Diversified Energy Co. (a)	30,211	394,376
Garrett Motion, Inc.	20,583	371,318
Kulicke & Soffa Industries, Inc.	15,016	860,867
SolarEdge Technologies, Inc. *	21,637	669,665
		2,296,226
Total Common Stocks (Cost $457,062,001)		699,791,448

PREFERRED STOCKS 0.4% OF NET ASSETS

Germany 0.4%
Draegerwerk AG & Co. KGaA	6,881	726,627
Jungheinrich AG	15,501	667,081
KSB SE & Co. KGaA	257	326,914
Sartorius AG	1,914	534,949
Sixt SE	3,836	241,859
STO SE & Co. KGaA	1,409	197,521
		2,694,951

Italy 0.0%
Danieli & C Officine Meccaniche SpA - RSP	7,000	361,140

Republic of Korea 0.0%
Daishin Securities Co. Ltd.	7,876	125,745
Total Preferred Stocks (Cost $2,072,215)		3,181,836

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
RIGHTS 0.0% OF NET ASSETS

United Kingdom 0.0%
Greencore Group PLC
CVR *(b)	103,749	1,277
Total Rights (Cost $2,927)		1,277

WARRANTS 0.0% OF NET ASSETS

Italy 0.0%
Webuild SpA
expires 08/02/30 *(b)	9,173	37,994
Total Warrants (Cost $0)		37,994

SHORT-TERM INVESTMENTS 0.8% OF NET ASSETS

Money Market Funds 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.65% (d)(e)	5,413,773	5,413,773
Total Short-Term Investments (Cost $5,413,773)		5,413,773
Total Investments in Securities (Cost $464,550,916)		708,426,328

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 03/20/26	2	303,680	(1,897)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $5,074,421.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	Security is traded on separate exchanges for the same issuer.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2026 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$61,107,944	$—	$61,107,944
Austria	843,189	4,318,243	—	5,161,432
Belgium	615,414	6,589,319	—	7,204,733
Canada	62,429,885	1,161,825	—	63,591,710
China	1,308,649	7,389,252	—	8,697,901
Cyprus	732,534	—	—	732,534
Denmark	410,457	9,818,432	—	10,228,889
Finland	159,426	8,999,080	—	9,158,506
France	1,898,983	24,927,459	—	26,826,442
Germany	594,416	23,012,244	—	23,606,660
Hong Kong	2,866,397	16,974,458	0 *	19,840,855
Ireland	3,362,151	1,076,578	—	4,438,729
Israel	1,303,702	13,128,652	—	14,432,354
Italy	472,099	14,990,893	—	15,462,992
Japan	10,537,984	209,671,332	—	220,209,316
Luxembourg	498,349	2,571,259	—	3,069,608
New Zealand	2,514,274	2,691,509	—	5,205,783
Norway	707,690	12,560,890	—	13,268,580
Portugal	503,066	2,566,670	—	3,069,736
Republic of Korea	1,488,830	58,580,299	—	60,069,129
Singapore	1,650,083	13,069,204	—	14,719,287
Spain	1,149,032	8,367,395	6,442 *	9,522,869
Sweden	1,532,884	20,497,599	—	22,030,483
Switzerland	178,149	22,197,061	—	22,375,210
United Kingdom	14,329,045	39,134,495	—	53,463,540
United States	2,296,226	—	—	2,296,226
Preferred Stocks[1]	—	3,181,836	—	3,181,836
Rights
United Kingdom	—	—	1,277	1,277
Warrants
Italy	—	—	37,994	37,994
Short-Term Investments[1]	5,413,773	—	—	5,413,773
Liabilities
Futures Contracts[2]	(1,897)	—	—	(1,897)
Total	$119,794,790	$588,583,928	$45,713	$708,424,431

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab Fundamental Emerging Markets Equity Index Fund

Portfolio Holdings as of January 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 94.4% OF NET ASSETS

Brazil 8.6%
Ambev SA	1,387,005	3,913,738
Axia Energia	225,430	2,328,940
B3 SA - Brasil Bolsa Balcao	809,154	2,483,081
Banco Bradesco SA	691,076	2,405,684
Banco do Brasil SA	1,684,140	8,070,687
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	86,631	2,324,646
Cia Energetica de Minas Gerais	133,635	383,175
Cia Paranaense de Energia - Copel	336,864	843,640
Cia Siderurgica Nacional SA *	1,458,682	2,791,112
Cosan SA *	1,103,682	1,237,323
Equatorial SA	294,772	2,291,971
Itau Unibanco Holding SA	146,160	1,164,781
Klabin SA	386,735	1,407,979
Localiza Rent a Car SA	205,811	1,892,394
Natura Cosmeticos SA *	173,016	288,319
Petroleo Brasileiro SA - Petrobras	3,860,520	29,628,313
Suzano SA	297,150	2,785,314
Telefonica Brasil SA	348,278	2,473,732
Ultrapar Participacoes SA	845,154	4,075,817
Vale SA	3,184,947	51,029,354
Vibra Energia SA	1,470,822	8,037,783
		131,857,783

Chile 0.5%
Banco de Chile	8,395,346	1,850,410
Cencosud SA	553,819	1,853,816
Empresas Copec SA	320,099	2,728,739
Enel Americas SA	13,258,511	1,251,914
		7,684,879

China 31.6%
Agricultural Bank of China Ltd., A Shares	1,551,200	1,497,592
Agricultural Bank of China Ltd., H Shares	9,141,600	6,391,046
Alibaba Group Holding Ltd.	2,717,092	57,802,257
Aluminum Corp. of China Ltd., A Shares	555,700	1,114,667
Aluminum Corp. of China Ltd., H Shares	1,476,000	2,577,200
Anhui Conch Cement Co. Ltd., A Shares	323,700	1,140,301
Anhui Conch Cement Co. Ltd., H Shares	930,500	2,950,911
ANTA Sports Products Ltd.	166,800	1,666,320
BAIC Motor Corp. Ltd., H Shares *	7,140,500	1,689,963
Baidu, Inc., A Shares *	587,000	11,251,351
Bank of Beijing Co. Ltd., A Shares	1,603,500	1,220,960
Bank of China Ltd., A Shares	846,600	652,789
Bank of China Ltd., H Shares	27,912,234	16,668,718
Bank of Communications Co. Ltd., A Shares	1,619,900	1,539,850
Bank of Communications Co. Ltd., H Shares	3,344,000	2,872,800
BOE Technology Group Co. Ltd., A Shares	2,997,900	1,882,460
BYD Co. Ltd., A Shares	30,300	395,608
BYD Co. Ltd., H Shares	221,000	2,755,175
SECURITY	NUMBER OF SHARES	VALUE ($)
CGN Power Co. Ltd., A Shares	363,300	200,869
CGN Power Co. Ltd., H Shares	3,625,000	1,511,534
China CITIC Bank Corp. Ltd., A Shares	291,500	300,927
China CITIC Bank Corp. Ltd., H Shares	4,394,000	4,092,536
China Coal Energy Co. Ltd., A Shares	108,500	213,242
China Coal Energy Co. Ltd., H Shares	1,145,000	1,675,789
China Construction Bank Corp., A Shares	583,600	730,721
China Construction Bank Corp., H Shares	36,767,960	37,125,718
China Everbright Bank Co. Ltd., A Shares	2,332,700	1,112,149
China Everbright Bank Co. Ltd., H Shares	4,837,000	2,016,139
China Hongqiao Group Ltd.	1,157,000	5,291,737
China Life Insurance Co. Ltd., A Shares	17,500	124,879
China Life Insurance Co. Ltd., H Shares	751,000	3,342,128
China Mengniu Dairy Co. Ltd.	1,195,000	2,495,612
China Merchants Bank Co. Ltd., A Shares	557,100	3,093,295
China Merchants Bank Co. Ltd., H Shares	970,150	5,927,224
China Minsheng Banking Corp. Ltd., A Shares	4,156,000	2,239,047
China Minsheng Banking Corp. Ltd., H Shares	6,072,910	3,021,716
China National Building Material Co. Ltd., H Shares	8,678,562	6,242,475
China Pacific Insurance Group Co. Ltd., A Shares	137,000	895,947
China Pacific Insurance Group Co. Ltd., H Shares	693,400	3,492,542
China Petroleum & Chemical Corp., A Shares	2,066,900	1,934,225
China Petroleum & Chemical Corp., H Shares	27,874,400	19,183,297
China Railway Group Ltd., A Shares	1,552,700	1,271,507
China Railway Group Ltd., H Shares	4,094,000	2,362,541
China Resources Land Ltd.	1,358,500	5,320,138
China Shenhua Energy Co. Ltd., A Shares	125,300	754,801
China Shenhua Energy Co. Ltd., H Shares	1,107,000	6,090,831
China State Construction Engineering Corp. Ltd., A Shares	3,885,000	2,812,581
China Tower Corp. Ltd., H Shares	1,863,400	2,681,016
China United Network Communications Ltd., A Shares	2,127,550	1,561,806
China Vanke Co. Ltd., A Shares *	2,287,400	1,604,048
China Vanke Co. Ltd., H Shares *(a)	3,791,200	1,842,203
China Yongda Automobiles Services Holdings Ltd.	5,660,000	1,131,962
CITIC Securities Co. Ltd., A Shares	279,700	1,127,391
CITIC Securities Co. Ltd., H Shares	289,000	1,081,524
COSCO SHIPPING Holdings Co. Ltd., A Shares	668,700	1,382,728
COSCO SHIPPING Holdings Co. Ltd., H Shares	1,881,500	3,305,724
CRRC Corp. Ltd., A Shares	536,930	486,626
CRRC Corp. Ltd., H Shares	1,350,000	1,002,870

Schwab Fundamental Emerging Markets Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Daqo New Energy Corp., ADR *	74,204	1,834,323
ENN Energy Holdings Ltd.	349,400	3,007,894
Geely Automobile Holdings Ltd.	1,402,000	2,886,007
Gree Electric Appliances, Inc. of Zhuhai, A Shares	253,400	1,409,439
Haier Smart Home Co. Ltd., A Shares	213,100	768,710
Haier Smart Home Co. Ltd., H Shares	897,200	2,957,814
Hello Group, Inc., ADR	187,609	1,279,493
Huaneng Power International, Inc., A Shares	245,700	249,068
Huaneng Power International, Inc., H Shares	1,766,000	1,287,596
Industrial & Commercial Bank of China Ltd., A Shares	1,307,100	1,360,931
Industrial & Commercial Bank of China Ltd., H Shares	22,370,172	18,555,978
Industrial Bank Co. Ltd., A Shares	1,393,500	3,743,734
iQIYI, Inc., ADR *	985,873	2,050,616
JD.com, Inc., ADR	638,271	18,177,958
Jiangxi Copper Co. Ltd., A Shares	172,300	1,544,431
Jiangxi Copper Co. Ltd., H Shares	1,193,000	7,127,195
JinkoSolar Holding Co. Ltd., ADR	61,086	1,565,634
KE Holdings, Inc., ADR	134,243	2,513,029
Kunlun Energy Co. Ltd.	3,318,000	3,399,563
Kweichow Moutai Co. Ltd., A Shares	7,200	1,448,941
Li Ning Co. Ltd.	754,500	1,973,001
Longfor Group Holdings Ltd.	2,510,500	3,301,499
Lufax Holding Ltd., ADR *	752,163	2,000,754
Meituan, B Shares *	281,370	3,478,432
Midea Group Co. Ltd., A Shares	237,600	2,649,075
NetEase, Inc.	191,343	4,961,537
PDD Holdings, Inc., ADR *	51,390	5,192,960
PetroChina Co. Ltd., A Shares	1,084,600	1,719,457
PetroChina Co. Ltd., H Shares	14,558,000	17,294,306
PICC Property & Casualty Co. Ltd., H Shares	2,326,000	4,815,276
Ping An Bank Co. Ltd., A Shares	928,900	1,445,210
Ping An Insurance Group Co. of China Ltd., A Shares	660,000	6,324,241
Ping An Insurance Group Co. of China Ltd., H Shares	2,469,500	22,905,471
Poly Developments & Holdings Group Co. Ltd., A Shares	1,374,700	1,344,676
Postal Savings Bank of China Co. Ltd., A Shares	616,600	448,240
Postal Savings Bank of China Co. Ltd., H Shares	3,871,000	2,523,901
Shanghai Pudong Development Bank Co. Ltd., A Shares	1,979,400	2,853,739
Shenzhou International Group Holdings Ltd.	167,400	1,331,392
Sinopharm Group Co. Ltd., H Shares	1,735,600	4,630,999
Sunac China Holdings Ltd. *(a)	7,020,000	1,086,858
Tencent Holdings Ltd.	410,000	31,513,338
Vipshop Holdings Ltd., ADR	281,399	4,814,737
Weichai Power Co. Ltd., A Shares	336,500	1,147,405
Weichai Power Co. Ltd., H Shares	701,000	2,376,129
Xiaomi Corp., B Shares *	1,172,800	5,308,760
Yankuang Energy Group Co. Ltd., A Shares	183,485	385,166
Yankuang Energy Group Co. Ltd., H Shares	1,633,600	2,380,043
Zhongsheng Group Holdings Ltd.	1,383,000	2,060,383
Zijin Mining Group Co. Ltd., A Shares	355,900	1,988,060
Zijin Mining Group Co. Ltd., H Shares	804,000	4,192,073
ZTO Express Cayman, Inc.	79,600	1,757,579
		485,527,064

SECURITY	NUMBER OF SHARES	VALUE ($)
Colombia 0.2%
Ecopetrol SA, ADR (a)	211,988	2,664,689
Grupo Cibest SA	47,145	1,064,843
		3,729,532

Czech Republic 0.1%
CEZ AS	38,609	2,220,011

Greece 0.3%
Alpha Bank SA	181,281	867,785
Motor Oil Hellas Corinth Refineries SA	59,836	2,409,175
National Bank of Greece SA	124,109	2,191,074
		5,468,034

Hong Kong 2.3%
BOC Hong Kong Holdings Ltd.	702,000	3,696,724
China Everbright Environment Group Ltd.	2,805,000	1,804,767
China Overseas Land & Investment Ltd.	3,488,000	6,251,242
China Resources Power Holdings Co. Ltd.	882,000	2,009,039
China Taiping Insurance Holdings Co. Ltd.	752,400	2,465,488
CITIC Ltd.	6,497,000	10,383,375
CSPC Pharmaceutical Group Ltd.	2,156,000	2,644,842
Lenovo Group Ltd.	3,326,000	3,747,449
Orient Overseas International Ltd.	119,500	1,957,789
		34,960,715

Hungary 0.7%
MOL Hungarian Oil & Gas PLC	538,819	6,580,567
OTP Bank Nyrt	31,777	3,998,562
		10,579,129

India 9.5%
Axis Bank Ltd.	313,651	4,679,465
Bajaj Finserv Ltd.	66,978	1,423,341
Bharat Petroleum Corp. Ltd.	1,388,210	5,503,624
Bharti Airtel Ltd.	186,722	4,004,619
Coal India Ltd.	527,442	2,530,078
GAIL India Ltd.	1,151,807	2,098,200
Grasim Industries Ltd.	74,039	2,272,211
HCL Technologies Ltd.	152,006	2,804,907
HDFC Bank Ltd.	816,752	8,258,400
Hindalco Industries Ltd.	556,204	5,789,698
Hindustan Petroleum Corp. Ltd.	633,086	2,938,521
Hindustan Unilever Ltd.	65,397	1,688,392
ICICI Bank Ltd.	467,317	6,889,477
Indian Oil Corp. Ltd.	2,445,744	4,343,454
IndusInd Bank Ltd. *	160,703	1,567,494
Infosys Ltd.	502,201	8,982,508
ITC Ltd.	937,032	3,284,703
JSW Steel Ltd.	168,454	2,214,266
Kotak Mahindra Bank Ltd.	453,994	2,014,838
Kwality Wall's India Ltd. *(b)	58,309	24,214
Larsen & Toubro Ltd.	103,593	4,432,466
Mahindra & Mahindra Ltd.	74,470	2,780,687
Maruti Suzuki India Ltd.	13,931	2,213,193
NTPC Ltd.	1,086,714	4,210,536
Oil & Natural Gas Corp. Ltd.	1,945,045	5,702,152
Power Finance Corp. Ltd.	489,034	2,019,660
Power Grid Corp. of India Ltd.	788,744	2,201,797
Rajesh Exports Ltd. *	1,433,088	2,533,897

Schwab Fundamental Emerging Markets Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Reliance Industries Ltd.	884,210	13,435,502
Shriram Finance Ltd.	227,572	2,526,174
State Bank of India	492,446	5,771,785
Steel Authority of India Ltd.	1,028,741	1,684,529
Sun Pharmaceutical Industries Ltd.	77,564	1,346,008
Tata Consultancy Services Ltd.	123,430	4,197,616
Tata Motors Ltd. *	326,007	1,624,940
Tata Motors Passenger Vehicles Ltd.	501,043	1,909,415
Tata Steel Ltd.	3,046,042	6,358,179
Tech Mahindra Ltd.	102,295	1,940,948
Vedanta Ltd.	584,581	4,323,440
Wipro Ltd.	579,136	1,494,282
		146,019,616

Indonesia 1.4%
Alamtri Resources Indonesia Tbk. PT	12,206,500	1,604,185
Astra International Tbk. PT	10,436,900	3,957,372
Bank Central Asia Tbk. PT	4,486,600	1,982,402
Bank Mandiri Persero Tbk. PT	9,299,900	2,676,010
Bank Rakyat Indonesia Persero Tbk. PT	16,884,896	3,832,936
Telkom Indonesia Persero Tbk. PT, Class B	24,042,700	5,139,373
United Tractors Tbk. PT	1,151,400	1,793,716
		20,985,994

Kuwait 0.5%
Kuwait Finance House KSCP	869,621	2,288,029
Mobile Telecommunications Co. KSCP	1,159,490	1,925,562
National Bank of Kuwait SAKP	1,011,321	3,133,455
		7,347,046

Malaysia 1.0%
Axiata Group Bhd.	2,507,213	1,461,817
CIMB Group Holdings Bhd.	1,148,653	2,502,585
Malayan Banking Bhd.	1,259,540	3,769,649
Public Bank Bhd.	2,234,125	2,761,363
Sime Darby Bhd.	3,580,700	1,961,095
Tenaga Nasional Bhd.	881,300	3,118,140
		15,574,649

Mexico 4.0%
America Movil SAB de CV, Series B	9,130,519	9,409,513
Cemex SAB de CV, Series CPO	7,041,298	8,735,142
Fomento Economico Mexicano SAB de CV	707,695	7,386,334
Grupo Bimbo SAB de CV, Series A	613,460	2,130,752
Grupo Comercial Chedraui SA de CV	303,491	2,083,418
Grupo Financiero Banorte SAB de CV, O Shares	734,214	8,300,450
Grupo Mexico SAB de CV, Series B	982,965	10,914,646
Grupo Televisa SAB, Series CPO	5,110,615	3,348,394
Orbia Advance Corp. SAB de CV *	1,723,696	1,825,682
Sigma Foods SAB de CV, A Shares	2,813,639	2,780,473
Wal-Mart de Mexico SAB de CV	1,436,974	4,560,230
		61,475,034

Netherlands 0.4%
JBS NV *	374,541	5,859,287

Qatar 0.6%
Ooredoo QPSC	428,466	1,671,029
Qatar Fuel QSC	432,781	1,842,380
SECURITY	NUMBER OF SHARES	VALUE ($)
Qatar Islamic Bank QPSC	225,106	1,546,007
Qatar National Bank QPSC	901,778	4,913,241
		9,972,657

Saudi Arabia 2.3%
Al Rajhi Bank	93,009	2,655,992
Riyad Bank	180,213	1,352,437
Saudi Arabian Mining Co. *	98,672	2,004,812
Saudi Arabian Oil Co.	1,642,962	11,294,089
Saudi Basic Industries Corp.	438,925	6,652,861
Saudi Electricity Co.	512,407	1,967,110
Saudi National Bank	313,083	3,744,609
Saudi Telecom Co.	461,403	5,477,214
		35,149,124

South Africa 5.8%
Absa Group Ltd.	331,862	5,229,335
Bid Corp. Ltd.	86,266	2,159,087
Bidvest Group Ltd.	128,536	1,859,874
FirstRand Ltd.	1,259,677	7,185,016
Gold Fields Ltd.	122,108	6,038,807
Impala Platinum Holdings Ltd.	646,657	12,053,196
MTN Group Ltd.	841,289	9,342,156
Nedbank Group Ltd.	188,985	3,104,250
Sanlam Ltd.	383,072	2,395,126
Sappi Ltd. *	893,930	987,132
Sasol Ltd. *	1,330,225	9,395,753
Shoprite Holdings Ltd.	138,456	2,284,385
Sibanye Stillwater Ltd. *	2,089,031	9,092,313
Standard Bank Group Ltd.	395,672	7,271,647
Valterra Platinum Ltd.	93,805	8,428,203
Vodacom Group Ltd.	205,644	1,916,692
		88,742,972

Taiwan 19.0%
Acer, Inc.	1,717,496	1,364,761
ASE Technology Holding Co. Ltd.	1,084,000	10,078,067
Asustek Computer, Inc.	212,041	3,331,116
AUO Corp. *	6,331,440	2,742,344
Catcher Technology Co. Ltd.	209,000	1,334,807
Cathay Financial Holding Co. Ltd.	1,571,622	3,744,361
Chailease Holding Co. Ltd.	477,493	1,573,737
China Steel Corp.	6,303,198	4,147,158
Chunghwa Telecom Co. Ltd.	882,956	3,744,124
Compal Electronics, Inc.	4,550,305	4,696,221
CTBC Financial Holding Co. Ltd.	3,561,201	5,737,609
Delta Electronics, Inc.	194,590	7,426,005
Eva Airways Corp.	1,202,000	1,422,731
Evergreen Marine Corp. Taiwan Ltd.	1,508,000	8,906,541
Far Eastern New Century Corp.	1,663,817	1,464,965
First Financial Holding Co. Ltd.	1,892,605	1,727,793
Formosa Chemicals & Fibre Corp.	3,068,442	4,107,641
Formosa Plastics Corp.	2,912,732	4,363,325
Fubon Financial Holding Co. Ltd.	1,481,134	4,253,194
Hon Hai Precision Industry Co. Ltd.	5,757,572	39,798,752
Innolux Corp.	8,378,411	5,748,034
Inventec Corp.	1,256,639	1,783,803
KGI Financial Holding Co. Ltd.	3,884,760	2,221,326
Lite-On Technology Corp., ADR	484,167	2,488,704
MediaTek, Inc.	204,838	11,362,474
Mega Financial Holding Co. Ltd.	1,377,213	1,693,489
Micro-Star International Co. Ltd.	371,000	1,058,446
Nan Ya Plastics Corp.	3,009,622	7,194,734
Novatek Microelectronics Corp.	165,000	1,957,826
Pegatron Corp.	1,977,264	4,360,262
Pou Chen Corp.	1,711,267	1,654,081

Schwab Fundamental Emerging Markets Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Powertech Technology, Inc.	344,000	2,723,982
Quanta Computer, Inc.	483,500	4,256,331
Realtek Semiconductor Corp.	78,000	1,193,383
Synnex Technology International Corp.	856,850	1,775,645
Taiwan Mobile Co. Ltd.	431,196	1,445,814
Taiwan Semiconductor Manufacturing Co. Ltd.	1,477,803	81,716,452
TCC Group Holdings Co. Ltd.	2,593,926	2,170,280
TS Financial Holding Co. Ltd.	2,494,000	1,792,477
Unimicron Technology Corp.	328,683	3,906,993
Uni-President Enterprises Corp.	1,389,678	3,161,549
United Microelectronics Corp.	4,103,965	8,165,876
Wan Hai Lines Ltd.	727,000	1,702,632
Wistron Corp.	1,012,682	4,144,296
WPG Holdings Ltd.	1,313,880	2,672,175
WT Microelectronics Co. Ltd.	341,000	1,683,489
Yageo Corp.	322,068	2,811,775
Yang Ming Marine Transport Corp.	2,451,000	4,158,640
Yuanta Financial Holding Co. Ltd.	2,689,917	3,664,288
Zhen Ding Technology Holding Ltd.	335,000	2,064,475
		292,698,983

Thailand 2.8%
Advanced Info Service PCL NVDR	162,475	1,801,913
Bangkok Bank PCL NVDR	583,800	2,928,633
Banpu PCL NVDR	15,879,100	2,700,350
Charoen Pokphand Foods PCL NVDR	2,901,400	1,900,559
CP ALL PCL NVDR	1,066,000	1,469,642
Kasikornbank PCL NVDR	756,100	4,515,814
PTT Exploration & Production PCL NVDR	667,100	2,607,840
PTT Global Chemical PCL NVDR	3,210,200	2,518,727
PTT PCL NVDR	12,044,970	13,002,379
SCB X PCL NVDR	800,200	3,444,698
Siam Cement PCL NVDR	550,700	3,595,700
Thai Oil PCL NVDR	1,559,485	2,121,002
		42,607,257

Turkey 1.7%
Akbank TAS	1,590,638	3,402,470
BIM Birlesik Magazalar AS	174,844	2,668,242
Eregli Demir ve Celik Fabrikalari TAS	3,358,456	2,174,127
KOC Holding AS	1,101,512	5,268,330
Turk Hava Yollari AO	384,470	2,689,219
Turkcell Iletisim Hizmetleri AS	615,611	1,659,134
Turkiye Is Bankasi AS, Class C	4,976,904	1,913,214
Turkiye Petrol Rafinerileri AS	839,872	4,732,744
Yapi ve Kredi Bankasi AS *	2,246,667	2,121,956
		26,629,436

United Arab Emirates 0.9%
Dubai Electricity & Water Authority PJSC	1,790,028	1,472,587
Emaar Properties PJSC	652,238	2,668,105
Emirates NBD Bank PJSC	313,072	2,651,202
Emirates Telecommunications Group Co. PJSC	940,432	5,044,659
First Abu Dhabi Bank PJSC	329,381	1,668,206
		13,504,759

United States 0.2%
Yum China Holdings, Inc.	80,853	3,995,755
Total Common Stocks (Cost $958,852,988)		1,452,589,716
SECURITY	NUMBER OF SHARES	VALUE ($)
PREFERRED STOCKS 5.0% OF NET ASSETS

Brazil 4.6%
Axia Energia, Class B	53,060	582,851
Axia Energia, Class C *	70,777	710,090
Banco Bradesco SA	2,380,672	9,639,850
Cia Energetica de Minas Gerais	866,074	1,889,227
Gerdau SA	1,528,581	6,511,954
Itau Unibanco Holding SA	1,548,843	13,390,786
Localiza Rent a Car SA *	7,483	66,345
Metalurgica Gerdau SA	2,488,038	4,666,179
Petroleo Brasileiro SA - Petrobras	4,518,718	32,421,603
		69,878,885

Chile 0.3%
Sociedad Quimica y Minera de Chile SA, B Shares *	64,343	4,954,223

Colombia 0.1%
Grupo Cibest SA	92,633	1,891,804
Total Preferred Stocks (Cost $48,168,166)		76,724,912

SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.65% (c)(d)	4,033,309	4,033,309
Total Short-Term Investments (Cost $4,033,309)		4,033,309
Total Investments in Securities (Cost $1,011,054,463)		1,533,347,937

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI Emerging Markets Index, expires 03/20/26	89	6,767,560	(41,180)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,738,482.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

Schwab Fundamental Emerging Markets Equity Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2026 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$451,724,208	$—	$451,724,208
Brazil	131,857,783	—	—	131,857,783
Chile	4,956,140	2,728,739	—	7,684,879
China	51,958,928	433,568,136	—	485,527,064
Colombia	3,729,532	—	—	3,729,532
India	1,624,940	144,370,462	24,214	146,019,616
Kuwait	4,213,591	3,133,455	—	7,347,046
Mexico	61,475,034	—	—	61,475,034
Netherlands	5,859,287	—	—	5,859,287
Qatar	3,513,409	6,459,248	—	9,972,657
Saudi Arabia	10,397,470	24,751,654	—	35,149,124
South Africa	9,575,155	79,167,817	—	88,742,972
United Arab Emirates	9,364,067	4,140,692	—	13,504,759
United States	3,995,755	—	—	3,995,755
Preferred Stocks[1]	—	4,954,223	—	4,954,223
Brazil	69,878,885	—	—	69,878,885
Colombia	1,891,804	—	—	1,891,804
Short-Term Investments[1]	4,033,309	—	—	4,033,309
Liabilities
Futures Contracts[2]	(41,180)	—	—	(41,180)
Total	$378,283,909	$1,154,998,634	$24,214	$1,533,306,757

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Fundamental Index Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in each fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of a fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of a fund’s shares and seeks to help ensure that the prices at which a fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close

Schwab Fundamental Index Funds
Notes to Portfolio Holdings (Unaudited) (continued)

hours before the valuation of a fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments are disclosed in each fund’s Portfolio Holdings.
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